UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2012

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 0.8%
Rolls-Royce Holdings PLC	158,870	$2,162,659

Airlines – 1.1%
Copa Holdings S.A., “A”	35,290	$2,868,018

Alcoholic Beverages – 6.9%
Carlsberg A.S., “B”	31,139	$2,758,846
Diageo PLC	215,736	6,059,902
Heineken N.V.	72,557	4,325,374
Pernod Ricard S.A.	39,626	4,445,946

		$17,590,068

Apparel Manufacturers – 5.1%
Cia.Hering S.A.	47,500	$1,073,832
Compagnie Financiere Richemont S.A.	40,691	2,440,162
Li & Fung Ltd.	2,169,200	3,362,602
LVMH Moet Hennessy Louis Vuitton S.A.	40,527	6,093,268

		$12,969,864

Automotive – 2.7%
Bayerische Motoren Werke AG	39,121	$2,861,004
Guangzhou Automobile Group Co. Ltd., “H”	1,044,000	682,600
Honda Motor Co. Ltd.	108,000	3,317,222

		$6,860,826

Broadcasting – 1.0%
Publicis Groupe S.A.	47,024	$2,631,647

Brokerage & Asset Managers – 1.4%
Aberdeen Asset Management PLC	354,348	$1,780,117
BM&F Bovespa S.A.	280,000	1,691,947

		$3,472,064

Business Services – 8.0%
Accenture PLC, “A”	45,350	$3,175,861
Amadeus IT Holding S.A.	87,358	2,035,262
Brenntag AG	20,900	2,675,011
Capita Group PLC	207,360	2,593,373
Compass Group PLC	481,090	5,309,864
Experian Group Ltd.	123,034	2,044,368
Intertek Group PLC	40,337	1,784,731
LPS Brasil – Consultoria de Imoveis S.A.	50,600	910,788

		$20,529,258

Computer Software – 4.7%
Check Point Software Technologies Ltd. (a)	80,300	$3,867,248
Dassault Systems S.A.	25,146	2,641,981
OBIC Co. Ltd.	10,510	2,204,622
SAP AG	46,866	3,319,007

		$12,032,858

Computer Software – Systems – 0.8%
NICE Systems Ltd., ADR (a)	62,760	$2,084,887

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Bellway PLC	87,846	$1,305,763

Consumer Products – 3.3%
Reckitt Benckiser Group PLC	78,139	$4,498,274
Uni-Charm Corp.	70,900	4,070,118

		$8,568,392

Electrical Equipment – 2.6%
Legrand S.A.	54,878	$2,068,380
Mettler-Toledo International, Inc. (a)	12,500	2,134,250
Schneider Electric S.A.	40,539	2,399,218

		$6,601,848

Electronics – 3.8%
ASML Holding N.V.	27,850	$1,494,988
Infineon Technologies AG	184,543	1,171,032
Samsung Electronics Co. Ltd.	2,537	3,054,376
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	257,420	4,072,384

		$9,792,780

Energy – Independent – 0.9%
INPEX Corp.	377	$2,233,229

Energy – Integrated – 3.2%
BG Group PLC	223,795	$4,517,300
OAO Gazprom, ADR	200,510	2,011,115
Suncor Energy, Inc.	49,252	1,620,191

		$8,148,606

Engineering – Construction – 1.3%
JGC Corp.	99,000	$3,304,651

Food & Beverages – 4.9%
Groupe Danone	110,911	$6,828,428
Nestle S.A.	90,452	5,703,140

		$12,531,568

Food & Drug Stores – 3.0%
CP All PLC	1,135,400	$1,309,509
Dairy Farm International Holdings Ltd.	104,400	1,159,884
Lawson, Inc.	53,500	4,113,275
Sundrug Co. Ltd.	27,400	995,023

		$7,577,691

Gaming & Lodging – 0.6%
Sands China Ltd.	405,600	$1,506,025

General Merchandise – 0.6%
Lojas Renner S.A.	47,000	$1,574,202

Insurance – 1.4%
AIA Group Ltd.	935,400	$3,472,530

Internet – 0.9%
Yahoo Japan Corp.	6,279	$2,392,038

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.5%
KONE Oyj “B”	28,151	$1,948,047
Schindler Holding AG	19,736	2,425,818
Weir Group PLC	71,600	2,044,155

		$6,418,020

Major Banks – 2.3%
HSBC Holdings PLC	286,378	$2,651,186
Standard Chartered PLC	137,721	3,113,485

		$5,764,671

Medical & Health Technology & Services – 1.4%
Diagnosticos da America S.A.	104,000	$625,872
Fleury S.A.	67,000	801,455
Fresenius Medical Care AG & Co. KGaA	29,316	2,149,594

		$3,576,921

Medical Equipment – 2.5%
Essilor International S.A.	27,961	$2,618,312
Sonova Holding AG	36,438	3,682,543

		$6,300,855

Metals & Mining – 1.8%
Iluka Resources Ltd.	136,062	$1,373,832
Rio Tinto Ltd.	56,972	3,125,616

		$4,499,448

Network & Telecom – 0.7%
Ericsson, Inc., “B”	190,429	$1,735,047

Oil Services – 1.4%
Saipem S.p.A.	52,455	$2,519,010
Technip	9,650	1,072,787

		$3,591,797

Other Banks & Diversified Financials – 6.2%
Banco Santander Chile, ADR	21,440	$1,570,266
Bank Rakyat Indonesia	1,884,500	1,459,411
Credicorp Ltd.	21,180	2,653,430
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	103,370	1,416,169
HDFC Bank Ltd.	195,162	2,324,315
Itau Unibanco Holding S.A., ADR	173,070	2,644,510
Julius Baer Group Ltd.	53,512	1,866,235
Siam Commercial Bank Co. Ltd.	347,700	1,926,019

		$15,860,355

Pharmaceuticals – 4.7%
Bayer AG	28,982	$2,488,970
Novo Nordisk A/S, “B”	19,806	3,128,880

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG	20,232	$3,779,652
Santen Pharmaceutical Co. Ltd.	54,300	2,493,585

		$11,891,087

Precious Metals & Minerals – 1.2%
Goldcorp, Inc.	31,000	$1,423,395
Newcrest Mining Ltd.	57,935	1,721,971

		$3,145,366

Railroad & Shipping – 2.3%
Canadian National Railway Co.	52,570	$4,638,251
Kuehne & Nagel, Inc. AG	11,510	1,299,694

		$5,937,945

Real Estate – 0.3%
Brasil Brokers Participacoes	191,400	$674,113

Specialty Chemicals – 5.7%
Akzo Nobel N.V.	36,039	$2,037,261
Croda International PLC	28,933	1,132,984
L’Air Liquide S.A.	21,789	2,700,595
Linde AG	29,948	5,156,946
Shin-Etsu Chemical Co. Ltd.	18,900	1,063,186
Symrise AG	74,519	2,523,292

		$14,614,264

Specialty Stores – 1.4%
Industria de Diseno Textil S.A.	28,442	$3,531,767

Telecommunications – Wireless – 1.3%
MTN Group Ltd.	79,882	$1,537,654
TIM Participacoes S.A., ADR	90,960	1,748,251

		$3,285,905

Telephone Services – 1.2%
China Unicom (Hong Kong) Ltd.	1,938,000	$3,159,916

Tobacco – 2.8%
Japan Tobacco, Inc.	237,000	$7,112,430

Total Common Stocks		$253,311,379

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	1,010,670	$1,010,670

Total Investments		$254,322,049

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,146,789

Net Assets – 100.0%		$255,468,838

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$40,998,161	$—	$—	$40,998,161
France	33,500,562	—	—	33,500,562
Japan	28,572,565	4,726,814	—	33,299,379
Germany	22,344,856	—	—	22,344,856
Switzerland	21,197,244	—	—	21,197,244
Brazil	11,744,970	—	—	11,744,970
Hong Kong	4,522,486	4,978,555	—	9,501,041
Netherlands	7,857,623	—	—	7,857,623
Canada	7,681,837	—	—	7,681,837
Other Countries	46,974,160	18,211,546	—	65,185,706
Mutual Funds	1,010,670	—	—	1,010,670
Total Investments	$226,405,134	$27,916,915	$—	$254,322,049

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $24,418,780 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $80,868,777 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$216,613,372
Gross unrealized appreciation	43,306,068
Gross unrealized depreciation	(5,597,391)
Net unrealized appreciation (depreciation)	$37,708,677

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,785,076	51,722,856	(52,497,262)	1,010,670

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,330	$1,010,670

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United Kingdom	16.0%
France	13.1%
Japan	13.0%
Germany	8.7%
Switzerland	8.3%
Brazil	4.6%
Hong Kong	3.7%
Netherlands	3.1%
Canada	3.0%
Other Countries	26.5%

4

QUARTERLY REPORT

September 30, 2012

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.2%
Lockheed Martin Corp.	61,350	$5,728,858
Northrop Grumman Corp.	63,810	4,238,898
United Technologies Corp.	66,020	5,168,706

		$15,136,462

Automotive – 1.7%
Delphi Automotive PLC (a)	135,690	$4,206,390
Johnson Controls, Inc.	145,330	3,982,042

		$8,188,432

Biotechnology – 2.3%
Amgen, Inc.	105,170	$8,867,934
Gilead Sciences, Inc. (a)	27,440	1,820,095

		$10,688,029

Broadcasting – 1.1%
Viacom, Inc., “B”	92,440	$4,953,860

Business Services – 1.5%
Accenture PLC, “A”	82,550	$5,780,977
CoreLogic, Inc. (a)	45,710	1,212,686

		$6,993,663

Cable TV – 2.9%
Comcast Corp., “A”	187,440	$6,704,729
Time Warner Cable, Inc.	73,550	6,991,663

		$13,696,392

Chemicals – 1.3%
CF Industries Holdings, Inc.	26,680	$5,929,363

Computer Software – 4.8%
Microsoft Corp.	411,960	$12,268,169
Oracle Corp.	121,760	3,834,222
SolarWinds, Inc. (a)	116,830	6,512,104

		$22,614,495

Computer Software – Systems – 8.0%
Apple, Inc.	41,920	$27,971,539
Hewlett-Packard Co.	312,300	5,327,838
International Business Machines Corp.	19,670	4,080,542

		$37,379,919

Consumer Products – 2.8%
Nu Skin Enterprises, Inc., “A”	108,970	$4,231,305
Procter & Gamble Co.	131,730	9,136,793

		$13,368,098

Consumer Services – 1.0%
Expedia, Inc.	69,160	$4,000,214
Priceline.com, Inc. (a)	860	532,108

		$4,532,322

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.0%
General Electric Co.	163,800	$3,719,898
Tyco International Ltd.	97,620	5,492,101

		$9,211,999

Electronics – 1.4%
Intel Corp.	133,780	$3,034,130
KLA-Tencor Corp.	71,780	3,424,265

		$6,458,395

Energy – Independent – 2.1%
Energy XXI (Bermuda) Ltd.	95,480	$3,337,026
EOG Resources, Inc.	10,050	1,126,103
HollyFrontier Corp.	105,640	4,359,763
Marathon Petroleum Corp.	19,640	1,072,148

		$9,895,040

Energy – Integrated – 7.6%
Chevron Corp.	118,140	$13,770,398
Exxon Mobil Corp.	237,410	21,711,145

		$35,481,543

Food & Beverages – 4.1%
Bunge Ltd.	71,460	$4,791,393
Coca-Cola Co.	37,940	1,439,064
Coca-Cola Enterprises, Inc.	169,980	5,315,275
General Mills, Inc.	134,740	5,369,389
PepsiCo, Inc.	34,520	2,442,980

		$19,358,101

Food & Drug Stores – 2.7%
CVS Caremark Corp.	160,360	$7,764,631
Kroger Co.	207,230	4,878,194

		$12,642,825

General Merchandise – 1.6%
Dillard’s, Inc.	32,560	$2,354,739
Macy’s, Inc.	131,710	4,954,930

		$7,309,669

Insurance – 4.9%
American International Group, Inc. (a)	164,820	$5,404,448
Berkshire Hathaway, Inc., “B” (a)	6,870	605,934
Everest Re Group Ltd.	33,420	3,574,603
MetLife, Inc.	128,580	4,430,867
Prudential Financial, Inc.	110,200	6,007,002
Validus Holdings Ltd.	86,800	2,943,388

		$22,966,242

Internet – 2.8%
Google, Inc., “A” (a)	17,190	$12,969,855

Machinery & Tools – 1.4%
Cummins, Inc.	53,660	$4,947,989
Kennametal, Inc.	41,450	1,536,966

		$6,484,955

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 5.3%
Goldman Sachs Group, Inc.	27,220	$3,094,370
JPMorgan Chase & Co.	258,410	10,460,437
KeyCorp	326,550	2,854,047
PNC Financial Services Group, Inc.	93,390	5,892,909
Wells Fargo & Co.	79,140	2,732,704

		$25,034,467

Medical & Health Technology & Services – 1.2%
HCA Holdings, Inc.	163,290	$5,429,393

Medical Equipment – 1.6%
Medtronic, Inc.	82,260	$3,547,051
Thermo Fisher Scientific, Inc.	66,800	3,929,844

		$7,476,895

Metals & Mining – 1.0%
Cliffs Natural Resources, Inc.	118,150	$4,623,210

Network & Telecom – 0.4%
F5 Networks, Inc. (a)	18,640	$1,951,608

Oil Services – 1.3%
Halliburton Co.	97,750	$3,293,198
Oil States International, Inc. (a)	33,920	2,695,283

		$5,988,481

Other Banks & Diversified Financials – 2.9%
Citigroup, Inc.	105,973	$3,467,437
Discover Financial Services	198,240	7,876,075
Visa, Inc., “A”	16,960	2,277,389

		$13,620,901

Pharmaceuticals – 7.3%
Abbott Laboratories	138,340	$9,484,590
Johnson & Johnson	103,570	7,137,009
Merck & Co., Inc.	173,380	7,819,438
Pfizer, Inc.	402,130	9,992,931

		$34,433,968

Railroad & Shipping – 0.4%
CSX Corp.	87,070	$1,806,703
Union Pacific Corp.	2,600	308,620

		$2,115,323

Real Estate – 0.3%
Public Storage, Inc., REIT	10,300	$1,433,451

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.0%
McDonald’s Corp.	50,110	$4,597,593

Specialty Chemicals – 1.1%
Airgas, Inc.	62,970	$5,182,431

Specialty Stores – 2.3%
American Eagle Outfitters, Inc.	162,260	$3,420,441
Gap, Inc.	75,910	2,716,060
PetSmart, Inc.	70,270	4,847,225

		$10,983,726

Telecommunications – Wireless – 1.6%
American Tower Corp., REIT	83,640	$5,971,060
Sprint Nextel Corp. (a)	303,740	1,676,645

		$7,647,705

Telephone Services – 3.3%
AT&T, Inc.	100,050	$3,771,885
CenturyLink, Inc.	128,880	5,206,752
Verizon Communications, Inc.	141,820	6,462,737

		$15,441,374

Tobacco – 2.3%
Lorillard, Inc.	39,060	$4,548,537
Philip Morris International, Inc.	71,860	6,463,088

		$11,011,625

Trucking – 1.1%
United Parcel Service, Inc., “B”	70,200	$5,024,214

Utilities – Electric Power – 3.7%
AES Corp.	425,510	$4,667,845
American Electric Power Co., Inc.	128,000	5,624,320
CMS Energy Corp.	78,670	1,852,679
FirstEnergy Corp.	114,750	5,060,475

		$17,205,319

Total Common Stocks		$465,461,343

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	657,516	$657,516

Total Investments		$466,118,859

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,740,386

Net Assets – 100.0%		$468,859,245

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$465,461,343	$—	$—	$465,461,343
Mutual Funds	657,516	—	—	657,516
Total Investments	$466,118,859	$—	$—	$466,118,859

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$403,888,168
Gross unrealized appreciation	75,914,614
Gross unrealized depreciation	(13,683,923)
Net unrealized appreciation (depreciation)	$62,230,691

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	632,653	53,225,423	(53,200,560)	657,516

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,831	$657,516

4

QUARTERLY REPORT

September 30, 2012

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 1.8%
Honeywell International, Inc.	15,190	$907,603
Precision Castparts Corp.	5,160	842,834
United Technologies Corp.	7,910	619,274

		$2,369,711

Alcoholic Beverages – 1.3%
Heineken N.V.	28,339	$1,689,386

Apparel Manufacturers – 2.3%
Guess?, Inc.	16,110	$409,516
Li & Fung Ltd.	462,000	716,173
LVMH Moet Hennessy Louis Vuitton S.A.	2,401	360,992
NIKE, Inc., “B”	8,550	811,481
VF Corp.	4,950	788,832

		$3,086,994

Automotive – 2.2%
Delphi Automotive PLC (a)	16,940	$525,140
DENSO Corp.	19,600	615,577
GKN PLC	145,413	504,378
Guangzhou Automobile Group Co. Ltd., “H”	402,000	262,840
Honda Motor Co. Ltd.	22,700	697,231
Kia Motors Corp.	5,550	344,772

		$2,949,938

Biotechnology – 0.7%
Gilead Sciences, Inc. (a)	13,760	$912,701

Broadcasting – 1.9%
News Corp., “A”	28,340	$695,180
Nippon Television Network Corp.	29,540	433,412
Publicis Groupe S.A.	6,121	342,555
Walt Disney Co.	19,140	1,000,639

		$2,471,786

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	2,954	$526,698
Franklin Resources, Inc.	5,100	637,857

		$1,164,555

Business Services – 1.2%
Accenture PLC, “A”	13,430	$940,503
Cognizant Technology Solutions Corp., “A” (a)	8,540	597,117

		$1,537,620

Cable TV – 1.4%
Comcast Corp., “Special A”	35,850	$1,247,580
Virgin Media, Inc.	18,760	552,294

		$1,799,874

Chemicals – 0.6%
Celanese Corp.	12,700	$481,457
Nufarm Ltd.	56,030	351,495

		$832,952

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 3.4%
Autodesk, Inc. (a)	13,430	$448,159
Check Point Software Technologies Ltd. (a)	12,550	604,408
Citrix Systems, Inc. (a)	7,530	576,572
Microsoft Corp.	14,530	432,703
Oracle Corp.	52,290	1,646,612
Red Hat, Inc. (a)	410	23,345
Salesforce.com, Inc. (a)	4,900	748,181

		$4,479,980

Computer Software – Systems – 4.4%
Apple, Inc. (s)	6,120	$4,083,631
EMC Corp. (a)	46,290	1,262,328
Hewlett-Packard Co.	27,750	473,415

		$5,819,374

Conglomerates – 0.3%
Hutchison Whampoa Ltd.	42,000	$405,638

Construction – 1.1%
Anhui Conch Cement Co. Ltd.	127,000	$393,371
Stanley Black & Decker, Inc.	10,930	833,413
Urbi Desarrollos Urbanos S.A. de C.V. (a)	300,750	185,285

		$1,412,069

Electrical Equipment – 2.4%
Danaher Corp. (s)	32,140	$1,772,521
Schneider Electric S.A.	10,346	612,307
Siemens AG	8,369	834,663

		$3,219,491

Electronics – 2.3%
Altera Corp.	15,900	$540,362
ASML Holding N.V.	12,987	697,142
Microchip Technology, Inc.	28,680	938,983
Taiwan Semiconductor Manufacturing Co. Ltd.	272,000	828,820

		$3,005,307

Energy – Independent – 3.8%
Cabot Oil & Gas Corp.	23,360	$1,048,864
Cairn Energy PLC	49,588	220,285
Cenovus Energy, Inc.	11,410	398,207
CNOOC Ltd.	259,000	526,191
EOG Resources, Inc.	7,410	830,291
INPEX Corp.	103	610,139
Occidental Petroleum Corp.	13,350	1,148,901
WPX Energy, Inc. (a)	18,110	300,445

		$5,083,323

Energy – Integrated – 5.8%
BG Group PLC	28,516	$575,595
BP PLC	201,677	1,421,540
Exxon Mobil Corp. (s)	37,540	3,433,033
Royal Dutch Shell PLC, “A”	63,709	2,203,631

		$7,633,799

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 1.9%
Fluor Corp.	12,800	$720,384
JGC Corp.	40,000	1,335,213
Keppel Corp. Ltd.	42,400	391,806

		$2,447,403

Food & Beverages – 3.9%
Groupe Danone	30,336	$1,867,688
Kraft Foods, Inc., “A” (a)	27,560	1,139,606
M. Dias Branco S.A. Industria e Comercio de Alimentos	12,000	393,045
Nestle S.A.	22,308	1,406,554
Want Want China Holdings Ltd.	233,000	297,183

		$5,104,076

Food & Drug Stores – 0.8%
Lawson, Inc.	7,700	$592,004
William Morrison Supermarkets PLC	114,600	527,780

		$1,119,784

Gaming & Lodging – 0.6%
Sands China Ltd.	212,000	$787,173

General Merchandise – 1.9%
Target Corp.	40,610	$2,577,517

Insurance – 4.9%
ACE Ltd.	18,000	$1,360,800
AIA Group Ltd.	309,200	1,147,858
Delta Lloyd N.V.	34,270	522,519
Hiscox Ltd.	131,176	1,029,459
ING Groep N.V. (a)	105,073	830,263
Prudential Financial, Inc.	10,480	571,265
QBE Insurance Group Ltd.	1,369	18,326
Swiss Re Ltd.	14,867	955,566

		$6,436,056

Internet – 2.2%
eBay, Inc. (a)	17,810	$862,182
Google, Inc., “A” (a)	2,420	1,825,890
Rackspace Hosting, Inc. (a)	4,100	270,969

		$2,959,041

Machinery & Tools – 2.2%
Eaton Corp.	12,390	$585,551
Glory Ltd.	21,300	497,001
Joy Global, Inc.	16,330	915,460
Schindler Holding AG	5,725	703,679
Sinotruk Hong Kong Ltd.	445,000	258,826

		$2,960,517

Major Banks – 6.0%
Barclays PLC	150,821	$523,258
BNP Paribas	10,827	514,511
BOC Hong Kong Holdings Ltd.	229,500	727,226
Goldman Sachs Group, Inc.	7,980	907,166
JPMorgan Chase & Co.	39,410	1,595,317
PNC Financial Services Group, Inc.	9,770	616,487
Standard Chartered PLC	65,521	1,481,246

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	17,560	$736,818
Wells Fargo & Co.	22,860	789,356

		$7,891,385

Medical & Health Technology & Services – 0.9%
Diagnosticos da America S.A.	79,100	$476,024
Kobayashi Pharmaceutical Co. Ltd.	13,000	693,811

		$1,169,835

Medical Equipment – 2.9%
Covidien PLC	19,310	$1,147,400
Sonova Holding AG	5,624	568,380
St. Jude Medical, Inc.	21,160	891,471
Thermo Fisher Scientific, Inc.	19,820	1,166,011

		$3,773,262

Metals & Mining – 1.9%
Iluka Resources Ltd.	65,602	$662,390
Rio Tinto Ltd.	24,350	1,134,392
Steel Authority of India Ltd.	215,041	347,406
Sumitomo Metal Industries Ltd.	251,000	378,237

		$2,522,425

Natural Gas – Distribution – 1.0%
GDF SUEZ	32,429	$725,108
Tokyo Gas Co. Ltd.	101,000	556,509

		$1,281,617

Network & Telecom – 0.4%
Finisar Corp. (a)	30,180	$431,574
Juniper Networks, Inc. (a)	8,870	151,766

		$583,340

Oil Services – 0.8%
Dresser-Rand Group, Inc. (a)	7,130	$392,934
Schlumberger Ltd.	9,250	669,053

		$1,061,987

Other Banks & Diversified Financials – 7.1%
Bank Rakyat Indonesia	1,035,500	$801,921
DBS Group Holdings Ltd.	94,000	1,097,915
Discover Financial Services	19,260	765,200
Federal Bank Ltd.	84,716	716,873
Fifth Third Bancorp	50,890	789,304
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	46,360	635,132
ICICI Bank Ltd.	39,785	797,404
Itau Unibanco Holding S.A., IPS	65,500	988,356
Julius Baer Group Ltd.	12,925	450,760
Siam Commercial Bank Co. Ltd.	153,700	851,392
Visa, Inc., “A”	10,620	1,426,054

		$9,320,311

Pharmaceuticals – 5.1%
Abbott Laboratories	13,840	$948,870
Bayer AG	17,811	1,529,606
Pfizer, Inc.	69,130	1,717,881

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG	8,623	$1,610,910
Santen Pharmaceutical Co. Ltd.	20,700	950,593

		$6,757,860

Precious Metals & Minerals – 0.4%
Newcrest Mining Ltd.	18,369	$545,972

Railroad & Shipping – 0.7%
East Japan Railway Co.	5,400	$357,740
Union Pacific Corp.	5,180	614,866

		$972,606

Real Estate – 0.9%
GSW Immobilien AG	13,851	$513,686
Hang Lung Properties Ltd.	199,000	680,096

		$1,193,782

Restaurants – 0.7%
Ajisen China Holdings Ltd.	126,000	$83,475
YUM! Brands, Inc.	12,660	839,864

		$923,339

Specialty Chemicals – 2.2%
Airgas, Inc.	10,780	$887,194
Akzo Nobel N.V.	21,354	1,207,127
Linde AG	5,015	863,566

		$2,957,887

Specialty Stores – 0.9%
Tiffany & Co.	7,120	$440,586
Urban Outfitters, Inc. (a)	19,650	738,054

		$1,178,640

Telecommunications – Wireless – 2.9%
American Tower Corp., REIT	6,140	$438,335
KDDI Corp.	14,323	1,109,766
TIM Participacoes S.A., ADR	23,420	450,132
Vodafone Group PLC	660,411	1,874,253

		$3,872,486

Telephone Services – 1.6%
AT&T, Inc.	20,640	$778,128
Bezeq – The Israel Telecommunication Corp. Ltd.	79,090	91,848
China Unicom (Hong Kong) Ltd.	228,000	371,755
Telecom Italia S.p.A.	532,305	466,172
Telecom Italia S.p.A.	285,902	286,571
Ziggo N.V.	4,270	145,163

		$2,139,637

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 2.8%
Japan Tobacco, Inc.	75,500	$2,265,774
Philip Morris International, Inc.	15,970	1,436,342

		$3,702,116

Trucking – 1.0%
Expeditors International of Washington, Inc.	22,070	$802,465
Yamato Holdings Co. Ltd.	32,400	513,152

		$1,315,617

Utilities – Electric Power – 2.8%
CEZ A.S.	15,436	$575,955
CMS Energy Corp.	55,030	1,295,957
Companhia de Saneamento Basico do Estado de Sao Paulo	1,100	45,031
Edison International	16,860	770,333
Energias do Brasil S.A.	115,500	733,253
Tractebel Energia S.A.	14,770	233,143

		$3,653,672

Total Common Stocks		$131,083,841

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	731,076	$731,076

Total Investments		$131,814,917

SECURITIES SOLD SHORT – (0.4)%
Business Services – (0.2)%
Computer Sciences Corp.	(7,170)	$(230,946)

Machinery & Tools – (0.2)%
Manitowoc Co., Inc.	(8,800)	$(117,392)
Terex Corp. (a)	(5,520)	(124,641)

		$(242,033)

Total Securities Sold Short		$(472,979)

OTHER ASSETS, LESS LIABILITIES – 0.6%		763,282

Net Assets – 100.0%		$132,105,220

3

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2012, the fund had cash collateral of $8,078 and other liquid securities with an aggregate value of $1,038,144 to cover any commitments for securities sold short.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

5

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$68,052,872	$—	$—	$68,052,872
Japan	7,627,011	3,979,149	—	11,606,160
United Kingdom	11,495,818	—	—	11,495,818
Switzerland	5,695,850	—	—	5,695,850
Netherlands	5,091,600	—	—	5,091,600
Hong Kong	1,396,269	3,067,895	—	4,464,164
France	4,423,162	—	—	4,423,162
Germany	3,741,521	—	—	3,741,521
Brazil	3,318,984	—	—	3,318,984
Other Countries	4,650,978	8,542,732	—	13,193,710
Mutual Funds	731,076	—	—	731,076
Total Investments	$116,225,141	$15,589,776	$—	$131,814,917
Short Sales	$(472,979)	$—	$—	$(472,979)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,521,066 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $18,127,525 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$119,277,699
Gross unrealized appreciation	20,321,929
Gross unrealized depreciation	(7,784,711)
Net unrealized appreciation (depreciation)	$12,537,218

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	316,413	21,211,449	(20,796,786)	731,076

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$638	$731,076

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	52.3%
Japan	8.8%
United Kingdom	8.7%
Switzerland	4.3%
Netherlands	3.9%
Hong Kong	3.4%
France	3.3%
Germany	2.8%
Brazil	2.5%
Other Countries	10.0%

7

QUARTERLY REPORT

September 30, 2012

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – 30.4%
Automotive – 4.8%
American Honda Finance Corp., 0.15%, due 11/05/12 (t)	$6,918,000	$6,916,991
American Honda Finance Corp., 0.16%, due 12/05/12	5,425,000	5,423,433
Toyota Motor Credit Corp., 0.17%, due 10/29/12	2,520,000	2,519,667

		$14,860,091

Conglomerates – 1.9%
United Technologies Corp., 0.21%, due 10/18/12 (t)	$5,813,000	$5,812,424

Financial Institutions – 4.1%
General Electric Capital Corp., 0.23%, due 12/11/12	$12,530,000	$12,524,316

Food & Beverages – 8.4%
Anheuser-Busch InBev S.A., 0.22%, due 10/05/12 (t)	$950,000	$949,977
Anheuser-Busch InBev S.A., 0.25%, due 10/26/12 (t)	1,013,000	1,012,824
Anheuser-Busch InBev S.A., 0.35%, due 11/27/12 (t)	5,300,000	5,297,063
Coca-Cola Co., 0.23%, due 10/09/12 (t)	2,584,000	2,583,868
Coca-Cola Co., 0.24%, due 1/23/13 (t)	7,045,000	7,039,646
Pepsico, Inc., 0.07%, due 10/12/12 (t)	8,829,000	8,828,811

		$25,712,189

Major Banks – 9.2%
ANZ National (International) Ltd., 0.35%, due 1/25/13 (t)	$2,000,000	$1,997,744
JPMorgan Chase & Co., 0.25%, due 10/16/12	2,703,000	2,702,718
JPMorgan Chase & Co., 0.25%, due 10/24/12	8,875,000	8,873,582
JPMorgan Chase & Co., 0.23%, due 12/14/12	710,000	709,664
National Australia Funding (Delaware), Inc., 0.28%, due 2/19/13 (t)	1,613,000	1,611,231
Wells Fargo & Co., 0.16%, due 11/19/12	6,500,000	6,498,584
Wells Fargo & Co., 0.16%, due 11/20/12	5,925,000	5,923,683

		$28,317,206

Retailers – 2.0%
Wal-Mart Stores, Inc., 0.12%, due 10/18/12 (t)	$6,026,000	$6,025,659

Total Commercial Paper, at Amortized Cost and Value		$93,251,885

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 35.0%
Federal Home Loan Bank, 0.001%, due 10/03/12	$24,700,000	$24,699,999
Federal Home Loan Bank, 0.16%, due 10/03/12	4,000,000	3,999,964

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.11%, due 10/10/12	$24,457,000	$24,456,327
Federal Home Loan Bank, 0.12%, due 11/02/12	8,910,000	8,909,050
Federal Home Loan Bank, 0.14%, due 11/02/12	11,880,000	11,878,522
Federal Home Loan Bank, 0.12%, due 11/07/12	3,000,000	2,999,630
Federal Home Loan Bank, 0.13%, due 11/09/12	2,495,000	2,494,649
Federal Home Loan Bank, 0.13%, due 11/16/12	664,000	663,890
Federal Home Loan Bank, 0.145%, due 11/16/12	11,920,000	11,917,791
Federal Home Loan Bank, 0.11%, due 11/21/12	3,269,000	3,268,491
Federal Home Loan Bank, 0.12%, due 12/05/12	7,837,000	7,835,302
Freddie Mac, 0.115%, due 10/11/12	2,200,000	2,199,930
Freddie Mac, 0.155%, due 2/19/13	1,530,000	1,529,071
Freddie Mac, 0.15%, due 3/04/13	535,000	534,657

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$107,387,273

CERTIFICATES OF DEPOSIT – 23.9%
Major Banks – 17.4%
Bank of Montreal/Chicago Branch, 0.17%, due 10/04/12	$9,130,000	$9,130,000
Bank of Montreal/Chicago Branch, 0.14%, due 10/24/12	3,210,000	3,210,000
Bank of Nova Scotia/Houston Branch, 0.27%, due 2/01/13	8,600,000	8,600,000
Canadian Imperial Bank of Commerce/New York Branch, 0.29%, due 1/22/13	9,400,000	9,400,000
National Australia Bank/New York Branch, 0.27%, due 2/19/13	10,650,000	10,650,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 11/23/12	4,750,000	4,750,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 10/12/12	1,865,000	1,865,000
Toronto Dominion Holdings (USA), Inc., 0.16%, due 10/26/12	5,725,000	5,725,000

		$53,330,000

Other Banks & Diversified Financials – 6.5%
Branch Banking & Trust Co., 0.17%, due 12/17/12	$3,375,000	$3,375,000
Branch Banking & Trust Co., 0.28%, due 11/16/12	2,650,000	2,650,000
Branch Banking & Trust Co., 0.28%, due 11/20/12	6,330,000	6,330,000
Mizuho Corporate Bank (USA)/New York Branch, 0.3%, due 12/17/12	3,620,000	3,620,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Other Banks & Diversified Financials – continued
Mizuho Corporate Bank (USA)/New York Branch, 0.34%, due 11/21/12	$4,020,000	$4,020,000

		$19,995,000

Total Certificates of Deposit, at Cost and Value		$73,325,000

FLOATING RATE DEMAND NOTES – 3.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.18%, due 10/01/12	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.18%, due 10/01/12	2,900,000	2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.18%, due 10/01/12	3,200,000	3,200,000

Total Floating Rate Demand Notes, at Cost and Value		$9,400,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 7.7%
Goldman Sachs, 0.18%, dated 9/28/12, due 10/01/12, total to be received $23,515,353 (secured by U.S. Treasury and Federal Agency obligations valued at $23,985,514 in a jointly traded account), at Cost and Value	$23,515,000	$23,515,000

Total Investments, at Amortized Cost and Value		$306,879,158

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(238,622)

Net Assets – 100.0%		$306,640,536

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $306,879,158.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$306,879,158	$—	$306,879,158

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

September 30, 2012

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 4.8%
Precision Castparts Corp.	45,550	$7,440,132
United Technologies Corp.	245,230	19,199,057

		$26,639,189

Alcoholic Beverages – 0.9%
Diageo PLC	182,563	$5,128,091

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	56,150	$8,442,198
NIKE, Inc., “B”	70,760	6,715,832

		$15,158,030

Automotive – 2.0%
Johnson Controls, Inc.	410,150	$11,238,110

Broadcasting – 3.7%
Omnicom Group, Inc.	118,770	$6,123,781
Viacom, Inc., “B”	188,240	10,087,782
Walt Disney Co.	88,270	4,614,756

		$20,826,319

Brokerage & Asset Managers – 4.5%
Charles Schwab Corp.	404,300	$5,170,997
CME Group, Inc.	72,530	4,155,969
Franklin Resources, Inc.	126,360	15,803,845

		$25,130,811

Business Services – 6.2%
Accenture PLC, “A”	274,320	$19,210,630
MSCI, Inc., “A” (a)	299,300	10,711,947
Verisk Analytics, Inc., “A” (a)	101,090	4,812,895

		$34,735,472

Cable TV – 1.1%
DIRECTV, “A” (a)	120,750	$6,334,545

Chemicals – 0.6%
Monsanto Co.	35,820	$3,260,336

Computer Software – 5.6%
Autodesk, Inc. (a)	156,280	$5,215,064
Check Point Software Technologies Ltd. (a)	150,100	7,228,816
Oracle Corp.	594,550	18,722,380

		$31,166,260

Computer Software – Systems – 7.3%
Apple, Inc.	37,780	$25,209,083
EMC Corp. (a)	229,280	6,252,466
International Business Machines Corp.	43,750	9,075,938

		$40,537,487

Consumer Products – 6.8%
Church & Dwight Co., Inc.	68,330	$3,689,137
Colgate-Palmolive Co.	176,840	18,960,785
Procter & Gamble Co.	222,591	15,438,912

		$38,088,834

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 10.1%
Amphenol Corp., “A”	122,200	$7,195,136
Danaher Corp.	396,570	21,870,836
Mettler-Toledo International, Inc. (a)	45,230	7,722,570
Sensata Technologies Holding B.V. (a)	427,490	12,726,377
W.W. Grainger, Inc.	33,790	7,040,822

		$56,555,741

Electronics – 4.0%
ASML Holding N.V.	53,300	$2,861,144
Microchip Technology, Inc.	362,270	11,860,720
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	466,399	7,378,432

		$22,100,296

Energy – Independent – 1.4%
Occidental Petroleum Corp.	91,520	$7,876,211

Food & Beverages – 4.3%
Groupe Danone	194,501	$11,974,791
Mead Johnson Nutrition Co., “A”	43,570	3,192,810
PepsiCo, Inc.	129,130	9,138,530

		$24,306,131

Food & Drug Stores – 0.7%
CVS Caremark Corp.	79,236	$3,836,607

General Merchandise – 1.6%
Kohl’s Corp.	71,580	$3,666,328
Target Corp.	87,040	5,524,429

		$9,190,757

Internet – 5.3%
eBay, Inc. (a)	102,000	$4,937,820
Google, Inc., “A” (a)	32,540	24,551,430

		$29,489,250

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	47,337	$2,966,610
Patterson Cos., Inc.	105,152	3,600,404

		$6,567,014

Medical Equipment – 8.4%
Becton, Dickinson & Co.	60,050	$4,717,528
DENTSPLY International, Inc.	312,380	11,914,173
St. Jude Medical, Inc.	195,430	8,233,466
Thermo Fisher Scientific, Inc.	261,050	15,357,572
Waters Corp. (a)	82,750	6,895,558

		$47,118,297

Metals & Mining – 0.5%
Rio Tinto Ltd.	59,960	$2,793,354

Network & Telecom – 0.6%
Cisco Systems, Inc.	167,307	$3,193,891

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 2.9%
National Oilwell Varco, Inc.	35,700	$2,859,927
Schlumberger Ltd.	182,690	13,213,968

		$16,073,895

Other Banks & Diversified Financials – 3.9%
MasterCard, Inc., “A”	14,300	$6,456,164
Visa, Inc., “A”	115,530	15,513,368

		$21,969,532

Pharmaceuticals – 2.0%
Allergan, Inc.	45,290	$4,147,658
Johnson & Johnson	105,550	7,273,451

		$11,421,109

Railroad & Shipping – 0.5%
Kuehne & Nagel, Inc. AG	22,480	$2,538,411

Restaurants – 1.5%
McDonald’s Corp.	90,580	$8,310,715

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.2%
Praxair, Inc.	65,010	$6,753,239

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	30,242	$3,755,281

Trucking – 1.9%
Expeditors International of Washington, Inc.	290,830	$10,574,579

Total Common Stocks		$552,667,794

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	6,223,526	$6,223,526

Total Investments		$558,891,320

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(89,607)

Net Assets – 100.0%		$558,801,713

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$552,667,794	$—	$—	$552,667,794
Mutual Funds	6,223,526	—	—	6,223,526
Total Investments	$558,891,320	$—	$—	$558,891,320

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,735,891 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$470,607,193
Gross unrealized appreciation	101,243,402
Gross unrealized depreciation	(12,959,275)
Net unrealized appreciation (depreciation)	$88,284,127

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/ Par Amount
MFS Institutional Money Market Portfolio	2,902,318	83,860,722	(80,539,514)	6,223,526

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,689	$6,223,526

4

QUARTERLY REPORT

September 30, 2012

MFS® NEW DISCOVERY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 0.5%
Kaman Corp.	22,027	$789,888

Apparel Manufacturers – 0.5%
Guess?, Inc.	29,250	$743,535

Automotive – 0.5%
Delphi Automotive PLC (a)	24,360	$755,160

Biotechnology – 1.3%
Anacor Pharmaceuticals, Inc. (a)	84,148	$553,694
Hyperion Therapeutics, Inc. (a)	13,650	145,100
ViroPharma, Inc. (a)	42,300	1,278,306

		$1,977,100

Business Services – 4.8%
Concur Technologies, Inc. (a)	15,840	$1,167,883
Constant Contact, Inc. (a)	114,228	1,987,567
FleetCor Technologies, Inc. (a)	43,422	1,945,306
Performant Financial Corp. (a)	112,200	1,197,174
Ultimate Software Group, Inc. (a)	11,970	1,222,137

		$7,520,067

Computer Software – 5.5%
ANSYS, Inc. (a)	29,470	$2,163,098
Blackbaud, Inc.	33,580	803,234
CommVault Systems, Inc. (a)	32,490	1,907,163
Nuance Communications, Inc. (a)	77,552	1,930,269
SolarWinds, Inc. (a)	33,798	1,883,901

		$8,687,665

Computer Software – Systems – 7.0%
E2open, Inc. (a)	28,770	$390,697
Ellie Mae, Inc. (a)	13,530	368,422
Exa Corp. (a)	64,000	694,400
ExactTarget, Inc. (a)	17,850	432,327
Fusion-io, Inc. (a)	35,408	1,071,800
Greenway Medical Technologies, Inc. (a)	7,820	133,722
Guidewire Software, Inc. (a)	44,000	1,366,200
National Instruments Corp.	43,575	1,096,783
PROS Holdings, Inc. (a)	48,574	926,306
Qlik Technologies, Inc. (a)	59,624	1,336,174
SciQuest, Inc. (a)	126,578	2,303,720
ServiceSource International, Inc. (a)	93,303	957,289

		$11,077,840

Construction – 4.1%
Beacon Roofing Supply, Inc. (a)	38,674	$1,102,209
Eagle Materials, Inc.	42,324	1,957,908
NVR, Inc. (a)	2,503	2,113,784
Owens Corning (a)	36,670	1,226,978

		$6,400,879

Consumer Products – 0.5%
L’Occitane International S.A.	284,000	$749,067

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 2.2%
HomeAway, Inc. (a)	111,288	$2,609,704
MakeMyTrip Ltd. (a)	51,160	871,255

		$3,480,959

Electrical Equipment – 2.3%
MSC Industrial Direct Co., Inc., “A”	27,852	$1,878,896
Sensata Technologies Holding B.V. (a)	58,318	1,736,127

		$3,615,023

Electronics – 4.5%
CEVA, Inc. (a)	75,600	$1,087,128
Entegris, Inc. (a)	87,486	711,261
Monolithic Power Systems, Inc. (a)	88,171	1,741,377
Stratasys, Inc. (a)	3,307	179,901
Ultratech, Inc. (a)	49,822	1,563,414
Universal Display Corp. (a)	9,271	318,737
Veeco Instruments, Inc. (a)	51,060	1,532,821

		$7,134,639

Energy – Independent – 5.9%
Approach Resources, Inc. (a)	39,810	$1,199,475
Cabot Oil & Gas Corp.	61,808	2,775,179
Celtic Exploration Ltd. (a)	61,203	1,138,023
Midstates Petroleum Co., Inc. (a)	93,270	806,786
Pinecrest Energy, Inc. (a)	549,211	932,949
Range Resources Corp.	35,117	2,453,625

		$9,306,037

Entertainment – 1.3%
Six Flags Entertainment Corp.	34,669	$2,038,537

Food & Beverages – 0.8%
Green Mountain Coffee Roasters, Inc. (a)(l)	50,376	$1,196,431

General Merchandise – 1.8%
Five Below, Inc. (a)	71,380	$2,789,530

Internet – 1.4%
Millennial Media, Inc. (a)	72,040	$1,033,774
Rackspace Hosting, Inc. (a)	17,180	1,135,426

		$2,169,200

Machinery & Tools – 8.8%
Allison Transmission Holdings, Inc.	88,790	$1,786,455
Douglas Dynamics, Inc.	26,602	393,444
Graco, Inc.	15,300	769,284
IPG Photonics Corp. (a)	28,152	1,613,110
Joy Global, Inc.	41,184	2,308,775
Kennametal, Inc.	47,410	1,757,963
Polypore International, Inc. (a)	59,493	2,103,078
Proto Labs, Inc. (a)	10,070	340,567
United Rentals, Inc. (a)	41,046	1,342,615
WABCO Holdings, Inc. (a)	25,167	1,451,381

		$13,866,672

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 8.0%
Advisory Board Co. (a)	46,076	$2,203,815
Air Methods Corp. (a)	10,159	1,212,680
Brookdale Senior Living, Inc. (a)	124,474	2,890,286
Capital Senior Living Corp. (a)	56,010	810,465
Cerner Corp. (a)	15,552	1,203,880
Healthcare Services Group, Inc.	91,336	2,088,854
HMS Holdings Corp. (a)	30,110	1,006,577
IDEXX Laboratories, Inc. (a)	12,190	1,211,077

		$12,627,634

Medical Equipment – 12.0%
Align Technology, Inc. (a)	33,621	$1,242,968
Cepheid, Inc. (a)	44,241	1,526,757
Conceptus, Inc. (a)	162,432	3,298,994
DexCom, Inc. (a)	59,969	901,334
Endologix, Inc. (a)	121,742	1,682,474
EnteroMedics, Inc. (a)	151,790	554,034
Globus Medical, Inc., “A” (a)	69,920	1,260,658
Masimo Corp. (a)	68,011	1,644,506
Novadaq Technologies, Inc. (a)	23,750	245,575
NxStage Medical, Inc. (a)	110,185	1,455,544
Uroplasty, Inc. (a)	160,455	611,334
Varian Medical Systems, Inc. (a)	20,440	1,232,941
Vocera Communications, Inc. (a)	52,350	1,618,139
Volcano Corp. (a)	54,634	1,560,893

		$18,836,151

Metals & Mining – 2.5%
Globe Specialty Metals, Inc.	139,637	$2,125,275
Iluka Resources Ltd.	182,242	1,840,116

		$3,965,391

Network & Telecom – 1.7%
Calix, Inc. (a)	127,461	$815,750
Fortinet, Inc. (a)	77,546	1,871,960

		$2,687,710

Oil Services – 4.4%
Atwood Oceanics, Inc. (a)	58,469	$2,657,416
Core Laboratories N.V.	6,310	766,539
Dresser-Rand Group, Inc. (a)	40,063	2,207,872
Helmerich & Payne, Inc.	25,360	1,207,390

		$6,839,217

Other Banks & Diversified Financials – 1.4%
Air Lease Corp. (a)	53,268	$1,086,667
First Republic Bank	31,990	1,102,375

		$2,189,042

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.4%
Colossus Minerals, Inc. (a)	98,033	$559,419

Railroad & Shipping – 1.2%
Diana Shipping, Inc. (a)	291,638	$1,883,981

Restaurants – 3.5%
Arcos Dorados Holdings, Inc.	141,484	$2,183,098
BJ’s Restaurants, Inc. (a)	9,610	435,814
Chuy’s Holdings, Inc. (a)	71,450	1,751,954
Dunkin Brands Group, Inc.	39,950	1,166,340

		$5,537,206

Specialty Chemicals – 0.8%
Ecosynthetix, Inc. (a)(z)	44,890	$149,770
Rockwood Holdings, Inc.	24,770	1,154,282

		$1,304,052

Specialty Stores – 7.4%
Citi Trends, Inc. (a)	120,383	$1,511,408
Ethan Allen Interiors, Inc.	81,113	1,777,997
Francesca’s Holdings Corp. (a)	36,440	1,119,801
Monro Muffler Brake, Inc.	59,963	2,110,098
Tiffany & Co.	21,590	1,335,989
Tile Shop Holdings, Inc. (a)	52,610	756,532
Urban Outfitters, Inc. (a)	46,008	1,728,060
Zumiez, Inc. (a)	44,490	1,233,708

		$11,573,593

Trucking – 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	29,615	$1,529,021
Swift Transportation Co. (a)	281,636	2,427,702

		$3,956,723

Total Common Stocks		$156,258,348

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	36,263	$36,263

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	928,544	$928,544

Total Investments		$157,223,155

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(225,029)

Net Assets – 100.0%		$156,998,126

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$424,581	$149,770
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$145,705,095	$—	$—	$145,705,095
Canada	2,875,966	149,770	—	3,025,736
Virgin Islands GB	2,183,098	—	—	2,183,098
Greece	1,883,981	—	—	1,883,981
Australia	—	1,840,116	—	1,840,116
India	871,255	—	—	871,255
Luxembourg	—	749,067	—	749,067
Mutual Funds	964,807	—	—	964,807
Total Investments	$154,484,202	$2,738,953	$—	$157,223,155

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $749,067 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$143,867,679
Gross unrealized appreciation	24,572,749
Gross unrealized depreciation	(11,217,273)
Net unrealized appreciation (depreciation)	$13,355,476

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	529,518	28,344,380	(28,837,635)	36,263

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$548	$36,263

5

QUARTERLY REPORT

September 30, 2012

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 8.1%
Honeywell International, Inc.	146,080	$8,728,280
Lockheed Martin Corp.	188,327	17,585,975
Northrop Grumman Corp.	81,090	5,386,809
United Technologies Corp.	124,705	9,763,154

		$41,464,218

Alcoholic Beverages – 1.8%
Diageo PLC	334,510	$9,396,197

Automotive – 1.6%
Delphi Automotive PLC (a)	81,780	$2,535,180
General Motors Co. (a)	40,020	910,455
Johnson Controls, Inc.	178,935	4,902,819

		$8,348,454

Broadcasting – 4.2%
Omnicom Group, Inc.	115,398	$5,949,921
Viacom, Inc., “B”	113,070	6,059,421
Walt Disney Co.	181,982	9,514,019

		$21,523,361

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	34,490	$6,149,567
Franklin Resources, Inc.	26,950	3,370,637

		$9,520,204

Business Services – 3.2%
Accenture PLC, “A”	166,287	$11,645,079
Dun & Bradstreet Corp.	30,727	2,446,484
Fiserv, Inc. (a)	33,620	2,488,889

		$16,580,452

Cable TV – 1.0%
Comcast Corp., “Special A”	141,270	$4,916,196

Chemicals – 3.0%
3M Co.	94,608	$8,743,671
PPG Industries, Inc.	59,397	6,821,151

		$15,564,822

Computer Software – 1.7%
Oracle Corp.	277,543	$8,739,829

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	52,110	$888,997
International Business Machines Corp.	51,095	10,599,658

		$11,488,655

Construction – 1.2%
Stanley Black & Decker, Inc.	80,196	$6,114,945

Consumer Products – 0.5%
Procter & Gamble Co.	37,078	$2,571,730

Electrical Equipment – 2.5%
Danaher Corp.	107,680	$5,938,552
Tyco International Ltd. (a)(w)	5,040	138,096

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Tyco International Ltd.	122,430	$6,887,912

		$12,964,560

Electronics – 0.8%
Intel Corp.	176,032	$3,992,406

Energy – Independent – 3.0%
Apache Corp.	39,375	$3,404,756
EOG Resources, Inc.	29,632	3,320,266
Occidental Petroleum Corp.	101,847	8,764,953

		$15,489,975

Energy – Integrated – 4.0%
Chevron Corp.	95,473	$11,128,333
Exxon Mobil Corp.	104,367	9,544,362

		$20,672,695

Engineering – Construction – 0.1%
Fluor Corp.	13,710	$771,599

Food & Beverages – 5.2%
Coca-Cola Enterprises, Inc.	26,220	$819,899
Dr Pepper Snapple Group, Inc.	17,760	790,853
General Mills, Inc.	192,520	7,671,922
Groupe Danone	78,787	4,850,658
J.M. Smucker Co.	16,460	1,420,992
Kellogg Co.	44,130	2,279,756
Nestle S.A.	90,142	5,683,594
PepsiCo, Inc.	44,443	3,145,231

		$26,662,905

Food & Drug Stores – 1.5%
CVS Caremark Corp.	133,303	$6,454,531
Walgreen Co.	28,300	1,031,252

		$7,485,783

General Merchandise – 1.7%
Kohl’s Corp.	32,280	$1,653,382
Target Corp.	110,800	7,032,476

		$8,685,858

Insurance – 7.1%
ACE Ltd.	74,730	$5,649,588
Aon PLC	98,490	5,150,042
Chubb Corp.	52,425	3,998,979
MetLife, Inc.	261,818	9,022,248
Prudential Financial, Inc.	114,947	6,265,761
Travelers Cos., Inc.	97,185	6,633,848

		$36,720,466

Leisure & Toys – 0.9%
Hasbro, Inc.	119,483	$4,560,666

Machinery & Tools – 0.8%
Eaton Corp.	84,180	$3,978,347

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.5%
Bank of New York Mellon Corp.	338,905	$7,666,031
Goldman Sachs Group, Inc.	103,912	11,812,716
JPMorgan Chase & Co.	406,832	16,468,559
PNC Financial Services Group, Inc.	62,105	3,918,826
State Street Corp.	95,345	4,000,676
Wells Fargo & Co.	299,072	10,326,956

		$54,193,764

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	45,460	$2,883,528

Medical Equipment – 3.5%
Becton, Dickinson & Co.	38,652	$3,036,501
Medtronic, Inc.	137,800	5,941,936
St. Jude Medical, Inc.	109,230	4,601,860
Thermo Fisher Scientific, Inc.	77,115	4,536,675

		$18,116,972

Network & Telecom – 0.2%
Cisco Systems, Inc.	67,360	$1,285,902

Oil Services – 0.2%
Transocean, Inc.	27,200	$1,221,008

Other Banks & Diversified Financials – 1.6%
MasterCard, Inc., “A”	5,850	$2,641,158
SunTrust Banks, Inc.	31,060	878,066
Western Union Co.	263,905	4,808,349

		$8,327,573

Pharmaceuticals – 9.2%
Abbott Laboratories	121,762	$8,348,003
Johnson & Johnson	195,417	13,466,185
Merck & Co., Inc.	114,992	5,186,139
Pfizer, Inc.	699,158	17,374,076
Roche Holding AG	14,770	2,759,265

		$47,133,668

Printing & Publishing – 0.9%
McGraw-Hill Cos., Inc.	36,110	$1,971,245
Moody’s Corp.	57,450	2,537,567

		$4,508,812

Railroad & Shipping – 0.5%
Canadian National Railway Co.	27,210	$2,400,738

Restaurants – 0.3%
McDonald’s Corp.	16,610	$1,523,968

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	54,557	$4,511,864

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	38,410	$2,628,780
Staples, Inc.	152,140	1,752,653

		$4,381,433

Telecommunications – Wireless – 1.9%
Vodafone Group PLC	3,365,545	$9,551,450

Telephone Services – 2.3%
AT&T, Inc.	320,142	$12,069,353

Tobacco – 5.3%
Altria Group, Inc.	85,512	$2,855,246
Lorillard, Inc.	43,140	5,023,653
Philip Morris International, Inc.	218,315	19,635,251

		$27,514,150

Trucking – 1.4%
United Parcel Service, Inc., “B”	97,930	$7,008,850

Utilities – Electric Power – 1.1%
PG&E Corp.	81,998	$3,498,855
PPL Corp.	33,632	977,010
Public Service Enterprise Group, Inc.	33,363	1,073,621

		$5,549,486

Total Common Stocks		$510,396,842

CONVERTIBLE PREFERRED STOCKS – 0.3%
Aerospace – 0.1%
United Technologies Corp., 7.5% (a)	12,330	$691,713

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	17,340	$928,557

Total Convertible Preferred Stocks		$1,620,270

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	3,194,290	$3,194,290

Total Investments		$515,211,402

WHEN-ISSUED EQUITY SALE – (0.3)%
Other Banks & Diversified Financials – (0.3)%
ADT Corp.	(47,070)	$(1,694,520)

OTHER ASSETS, LESS LIABILITIES – 0.2%		905,445

Net Assets – 100.0%		$514,422,327

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At September 30, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$512,017,112	$—	$—	$512,017,112
Mutual Funds	3,194,290	—	—	3,194,290
Total Investments	$515,211,402	$—	$—	$515,211,402
When-issued equity sale	$(1,694,520)	$—	$—	$(1,694,520)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $8,442,860 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$445,299,369
Gross unrealized appreciation	89,297,068
Gross unrealized depreciation	(19,385,035)
Net unrealized appreciation (depreciation)	$69,912,033

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,110,358	64,143,164	(65,059,232)	3,194,290

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,735	$3,194,290

4

QUARTERLY REPORT

September 30, 2012

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 3.0%
Embraer S.A., ADR	8,080	$215,090
Honeywell International, Inc.	23,330	1,393,967
Lockheed Martin Corp.	4,580	427,680
Precision Castparts Corp.	5,500	898,370
United Technologies Corp.	15,600	1,221,324

		$4,156,431

Apparel Manufacturers – 1.2%
Guess?, Inc.	20,430	$519,331
NIKE, Inc., “B”	6,870	652,032
VF Corp.	2,820	449,395

		$1,620,758

Automotive – 1.2%
Delphi Automotive PLC (a)	41,790	$1,295,490
General Motors Co. (a)	20,100	457,275

		$1,752,765

Biotechnology – 2.0%
Amgen, Inc.	3,440	$290,061
Celgene Corp. (a)	9,110	696,004
Gilead Sciences, Inc. (a)	15,970	1,059,290
ViroPharma, Inc. (a)	24,270	733,439

		$2,778,794

Broadcasting – 2.0%
Interpublic Group of Cos., Inc.	19,040	$211,725
News Corp., “A”	55,960	1,372,699
Walt Disney Co.	24,490	1,280,337

		$2,864,761

Brokerage & Asset Managers – 1.1%
BlackRock, Inc.	3,101	$552,908
Franklin Resources, Inc.	2,090	261,396
FXCM, Inc. “A”	17,210	164,356
GFI Group, Inc.	60,310	191,786
NASDAQ OMX Group, Inc.	18,931	440,998

		$1,611,444

Business Services – 1.7%
Accenture PLC, “A”	8,750	$612,763
Automatic Data Processing, Inc.	11,820	693,361
FleetCor Technologies, Inc. (a)	17,520	784,896
Performant Financial Corp. (a)	32,870	350,723

		$2,441,743

Cable TV – 1.3%
Comcast Corp., “Special A”	27,150	$944,820
Time Warner Cable, Inc.	8,730	829,874

		$1,774,694

Chemicals – 0.5%
Celanese Corp.	18,020	$683,138

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.6%
Autodesk, Inc. (a)	15,430	$514,899
Check Point Software Technologies Ltd. (a)	22,870	1,101,419
Citrix Systems, Inc. (a)	13,800	1,056,666
Microsoft Corp.	12,840	382,375
Nuance Communications, Inc. (a)	6,480	161,287
Oracle Corp.	49,260	1,551,197
Salesforce.com, Inc. (a)	7,400	1,129,906
SolarWinds, Inc. (a)	11,190	623,731

		$6,521,480

Computer Software – Systems – 7.6%
Apple, Inc. (s)	10,900	$7,273,134
EMC Corp. (a)	51,490	1,404,132
Hewlett-Packard Co.	44,340	756,440
International Business Machines Corp.	2,230	462,613
NICE Systems Ltd., ADR (a)	8,210	272,736
ServiceSource International, Inc. (a)	14,810	151,951
Verifone Systems, Inc. (a)	13,890	386,837

		$10,707,843

Construction – 0.5%
Mohawk Industries, Inc. (a)	2,180	$174,444
Stanley Black & Decker, Inc.	6,280	478,850

		$653,294

Consumer Products – 1.8%
Colgate-Palmolive Co.	13,340	$1,430,315
International Flavors & Fragrances, Inc.	7,010	417,656
Newell Rubbermaid, Inc.	30,600	584,154
Nu Skin Enterprises, Inc., “A”	2,140	83,096

		$2,515,221

Consumer Services – 0.9%
DeVry, Inc.	16,150	$367,574
Priceline.com, Inc. (a)	1,540	952,844

		$1,320,418

Containers – 0.8%
Silgan Holdings, Inc.	25,290	$1,100,368

Electrical Equipment – 2.7%
AMETEK, Inc.	18,340	$650,153
Danaher Corp.	48,910	2,697,386
Sensata Technologies Holding B.V. (a)	15,300	455,481

		$3,803,020

Electronics – 2.2%
Altera Corp.	25,970	$882,590
ASML Holding N.V.	9,400	504,592
KLA-Tencor Corp.	2,710	129,281
Linear Technology Corp.	13,310	423,923
Microchip Technology, Inc.	33,520	1,097,445

		$3,037,831

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.4%
Approach Resources, Inc. (a)	6,130	$184,697
Cabot Oil & Gas Corp.	11,330	508,717
Concho Resources, Inc. (a)	4,350	412,162
CONSOL Energy, Inc.	3,870	116,294
EOG Resources, Inc.	4,720	528,876
EQT Corp.	10,490	618,910
Noble Energy, Inc.	8,810	816,775
Occidental Petroleum Corp.	6,230	536,154
Peabody Energy Corp.	4,100	91,389
Pioneer Natural Resources Co.	5,660	590,904
SM Energy Co.	4,722	255,507
WPX Energy, Inc. (a)	5,780	95,890

		$4,756,275

Energy – Integrated – 5.1%
Exxon Mobil Corp. (s)	77,986	$7,131,820

Engineering – Construction – 0.4%
Fluor Corp.	10,470	$589,252

Food & Beverages – 3.2%
Coca-Cola Enterprises, Inc.	30,970	$968,432
Dr Pepper Snapple Group, Inc.	16,470	733,409
General Mills, Inc.	20,650	822,902
Kraft Foods, Inc., “A”	28,960	1,197,496
Mead Johnson Nutrition Co., “A”	10,420	763,578

		$4,485,817

Food & Drug Stores – 1.0%
CVS Caremark Corp.	22,790	$1,103,492
Kroger Co.	10,590	249,289

		$1,352,781

Gaming & Lodging – 0.6%
Las Vegas Sands Corp.	14,580	$676,075
Royal Caribbean Cruises Ltd.	6,580	198,782

		$874,857

General Merchandise – 1.7%
Target Corp.	36,910	$2,342,678

Health Maintenance Organizations – 0.7%
Aetna, Inc.	21,640	$856,944
UnitedHealth Group, Inc.	1,260	69,817

		$926,761

Insurance – 3.5%
ACE Ltd.	32,800	$2,479,680
Aflac, Inc.	2,410	115,391
American International Group, Inc. (a)	21,560	706,952
Chubb Corp.	6,070	463,020
MetLife, Inc.	11,290	389,053
Prudential Financial, Inc.	7,380	402,284
Validus Holdings Ltd.	11,860	402,173

		$4,958,553

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.4%
eBay, Inc. (a)	14,010	$678,224
Google, Inc., “A” (a)	2,590	1,954,155
Rackspace Hosting, Inc. (a)	10,460	691,301

		$3,323,680

Leisure & Toys – 0.2%
Activision Blizzard, Inc.	12,760	$143,933
Brunswick Corp.	6,260	141,664

		$285,597

Machinery & Tools – 2.1%
Allison Transmission Holdings, Inc.	8,500	$171,020
Eaton Corp.	13,130	620,524
Joy Global, Inc.	10,460	586,388
Kennametal, Inc.	19,500	723,060
Polypore International, Inc. (a)	7,210	254,874
Roper Industries, Inc.	5,630	618,681

		$2,974,547

Major Banks – 4.8%
Goldman Sachs Group, Inc.	8,290	$942,407
JPMorgan Chase & Co. (s)	73,630	2,980,542
PNC Financial Services Group, Inc.	18,580	1,172,398
State Street Corp.	14,970	628,141
Wells Fargo & Co.	30,070	1,038,317

		$6,761,805

Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	10,720	$414,971
Cerner Corp. (a)	2,230	172,624
Express Scripts Holding Co. (a)	12,500	783,375
Henry Schein, Inc. (a)	2,870	227,505
Quest Diagnostics, Inc.	2,220	140,815

		$1,739,290

Medical Equipment – 2.4%
Cooper Cos., Inc.	8,330	$786,852
Covidien PLC	18,840	1,119,473
Sirona Dental Systems, Inc. (a)	3,500	199,360
St. Jude Medical, Inc.	19,740	831,646
Thermo Fisher Scientific, Inc.	8,260	485,936

		$3,423,267

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	6,390	$250,041
Teck Resources Ltd., “B”	10,563	311,700

		$561,741

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	22,680	$665,885

Natural Gas – Pipeline – 0.1%
Kinder Morgan, Inc.	4,888	$173,622

Network & Telecom – 0.6%
F5 Networks, Inc. (a)	2,510	$262,797
Fortinet, Inc. (a)	16,890	407,725

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – continued
Juniper Networks, Inc. (a)	9,520	$162,887

		$833,409

Oil Services – 1.7%
Cameron International Corp. (a)	11,600	$650,412
Dresser-Rand Group, Inc. (a)	11,100	611,721
FMC Technologies, Inc. (a)	6,990	323,637
Schlumberger Ltd.	7,950	575,023
Transocean, Inc.	4,160	186,742

		$2,347,535

Other Banks & Diversified Financials – 3.7%
American Express Co.	5,000	$284,300
CapitalSource, Inc.	53,240	403,559
CIT Group, Inc. (a)	27,130	1,068,651
EuroDekania Ltd. (a)(z)	100,530	127,548
Fifth Third Bancorp	60,070	931,686
First Republic Bank	9,500	327,370
Visa, Inc., “A”	11,510	1,545,563
Western Union Co.	29,620	539,676

		$5,228,353

Pharmaceuticals – 4.9%
Abbott Laboratories	16,930	$1,160,721
Johnson & Johnson	12,260	844,837
Merck & Co., Inc.	31,030	1,399,453
Pfizer, Inc.	130,322	3,238,502
Teva Pharmaceutical Industries Ltd., ADR	5,910	244,733

		$6,888,246

Pollution Control – 0.2%
Waste Connections, Inc.	7,590	$229,598

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	10,230	$469,046

Printing & Publishing – 0.4%
Moody’s Corp.	13,440	$593,645

Railroad & Shipping – 0.8%
Union Pacific Corp.	9,390	$1,114,593

Real Estate – 3.1%
Atrium European Real Estate Ltd.	55,650	$290,629
BioMed Realty Trust, Inc., REIT	47,290	885,269
Mid-America Apartment Communities, Inc., REIT	16,150	1,054,756
Public Storage, Inc., REIT	7,590	1,056,300
Tanger Factory Outlet Centers, Inc., REIT	34,690	1,121,528

		$4,408,482

Restaurants – 1.7%
McDonald’s Corp.	6,070	$556,922
Starbucks Corp.	13,290	674,467
YUM! Brands, Inc.	17,480	1,159,623

		$2,391,012

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.8%
Airgas, Inc.	5,070	$417,261
Albemarle Corp.	6,630	349,268
Ecolab, Inc.	6,110	395,989

		$1,162,518

Specialty Stores – 2.3%
Bed Bath & Beyond, Inc. (a)	8,810	$555,030
Children’s Place Retail Store, Inc. (a)	8,930	535,800
PetSmart, Inc.	8,970	618,751
rue21, Inc. (a)	16,730	521,139
Tiffany & Co.	8,730	540,212
Urban Outfitters, Inc. (a)	14,320	537,859

		$3,308,791

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT	7,450	$531,855
SBA Communications Corp. (a)	4,920	309,468

		$841,323

Telephone Services – 2.5%
AT&T, Inc.	56,790	$2,140,983
CenturyLink, Inc.	7,988	322,715
Verizon Communications, Inc.	22,950	1,045,831

		$3,509,529

Tobacco – 2.4%
Lorillard, Inc.	7,780	$905,981
Philip Morris International, Inc.	26,770	2,407,694

		$3,313,675

Trucking – 1.1%
Expeditors International of Washington, Inc.	21,630	$786,467
Swift Transportation Co. (a)	90,350	778,817

		$1,565,284

Utilities – Electric Power – 2.4%
AES Corp.	32,510	$356,635
American Electric Power Co., Inc.	11,950	525,083
Calpine Corp. (a)	28,120	486,476
CMS Energy Corp.	26,170	616,303
Edison International	9,580	437,710
Great Plains Energy, Inc.	25,100	558,726
PG&E Corp.	10,070	429,687

		$3,410,620

Total Common Stocks		$138,287,890

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5%	8,010	$428,935
PPL Corp., 8.75%	7,350	402,045

Total Convertible Preferred Stocks		$830,980

3

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	7,545	$26,332

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
Internet – 0.0%
Pandora Media, Inc. – January 2013 @ $13	110	$8,800

PUT OPTIONS PURCHASED – 0.0%
Computer Software – Systems – 0.0%
Apple, Inc. – October 2012 @ $700	12	$46,620

	Shares/Par
MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	88,944	$88,944

Total Investments		$139,289,566

Issuer/Expiration Date/Strike Price	Shares/Par	Value ($)

CALL OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
SolarWinds, Inc. – March 2013 @ $70	(39)	$(6,630)

	Number of Contracts

PUT OPTIONS WRITTEN – 0.0%
Internet – 0.0%
Rackspace Hosting, Inc. – October 2012 @ $55	(7)	$(91)

Issuer	Shares/Par

SECURITIES SOLD SHORT – (0.2)%
Computer Software – Systems – (0.2)%
Tangoe, Inc.	(20,330)	$(266,933)

OTHER ASSETS, LESS LIABILITIES – 1.2%		1,670,834

Net Assets – 100.0%		$140,686,746

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$127,548
% of Net assets			0.1%

At September 30, 2012, the fund had cash collateral of $247,907 and/or other liquid securities with an aggregate value of $572,963 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

5

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$135,663,129	$—	$—	$135,663,129
Israel	1,618,888	—	—	1,618,888
Canada	780,746	—	—	780,746
Netherlands	504,592	—	—	504,592
Austria	290,629	—	—	290,629
Brazil	215,090	—	—	215,090
United Kingdom	—	—	127,548	127,548
Mutual Funds	88,944	—	—	88,944
Total Investments	$139,162,018	$—	$127,548	$139,289,566
Short Sales	$(266,933)	$—	$—	$(266,933)

Other Financial Instruments
Written Options	$(6,721)	$—	$—	$(6,721)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$252,783
Change in unrealized appreciation (depreciation)	(125,235)
Balance as of 9/30/12	$127,548

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2012 is $(125,235).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$122,401,548
Gross unrealized appreciation	23,187,681
Gross unrealized depreciation	(6,299,663)
Net unrealized appreciation (depreciation)	$16,888,018

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	757,029	22,619,780	(23,287,865)	88,944

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,155	$88,944

6

QUARTERLY REPORT

September 30, 2012

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.2%
Aerospace – 1.1%
Cobham PLC	1,762,467	$6,309,650

Alcoholic Beverages – 2.9%
Heineken N.V.	281,514	$16,782,023

Automotive – 0.7%
USS Co. Ltd.	40,260	$4,249,677

Broadcasting – 1.7%
Fuji Television Network, Inc.	3,174	$5,197,811
Nippon Television Network Corp.	321,800	4,721,463

		$9,919,274

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	373,541	$3,204,226
Daiwa Securities Group, Inc.	1,415,000	5,385,123

		$8,589,349

Business Services – 6.2%
Amadeus IT Holding S.A.	363,123	$8,460,022
Brenntag AG	31,024	3,970,791
Bunzl PLC	476,643	8,535,782
Compass Group PLC	892,435	9,849,942
Nomura Research, Inc.	267,200	5,470,771

		$36,287,308

Chemicals – 1.0%
Givaudan S.A.	6,553	$6,218,557

Computer Software – 0.7%
OBIC Co. Ltd.	19,750	$4,142,843

Computer Software – Systems – 2.1%
Asustek Computer, Inc.	254,640	$2,751,515
Konica Minolta Holdings, Inc.	504,500	3,878,780
Nintendo Co. Ltd.	28,200	3,546,050
Venture Corp. Ltd.	335,000	2,194,874

		$12,371,219

Construction – 0.7%
Geberit AG	19,726	$4,289,173

Consumer Products – 7.2%
Henkel KGaA, IPS	155,750	$12,387,067
Kao Corp.	519,100	15,298,949
KOSE Corp.	100,500	2,342,510
Reckitt Benckiser Group PLC	212,026	12,205,827

		$42,234,353

Containers – 0.4%
Brambles Ltd.	312,525	$2,267,191

Electrical Equipment – 1.8%
Legrand S.A.	193,184	$7,281,203
Spectris PLC	120,328	3,351,771

		$10,632,974

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 3.5%
ASM International N.V.	55,482	$1,865,846
Halma PLC	597,928	4,092,897
Hirose Electric Co. Ltd.	28,600	3,186,461
Samsung Electronics Co. Ltd.	2,728	3,284,327
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	501,067	7,926,880

		$20,356,411

Energy – Independent – 0.7%
Cairn Energy PLC	872,101	$3,874,146

Energy – Integrated – 5.2%
BP PLC	1,947,482	$13,727,020
Royal Dutch Shell PLC, “A”	488,209	16,886,662

		$30,613,682

Food & Beverages – 5.6%
Groupe Danone	270,659	$16,663,590
ITO EN Ltd.	75,000	1,498,270
Nestle S.A.	235,636	14,857,219

		$33,019,079

Food & Drug Stores – 1.5%
Lawson, Inc.	112,200	$8,626,345

Insurance – 6.5%
Amlin PLC	321,648	$2,095,767
Catlin Group Ltd.	327,973	2,519,359
Delta Lloyd N.V.	132,350	2,017,956
Euler Hermes	22,871	1,512,722
Hiscox Ltd.	576,784	4,526,557
ING Groep N.V. (a)	646,187	5,106,022
Jardine Lloyd Thompson Group PLC	254,305	3,143,538
Swiss Re Ltd.	144,765	9,304,672
Zurich Insurance Group AG	31,368	7,811,149

		$38,037,742

Leisure & Toys – 0.3%
Sankyo Co. Ltd.	40,600	$1,887,352

Machinery & Tools – 1.7%
Glory Ltd.	106,300	$2,480,340
Neopost S.A.	91,460	5,050,292
Schindler Holding AG	20,077	2,467,731

		$9,998,363

Major Banks – 3.4%
HSBC Holdings PLC	1,572,962	$14,561,923
Sumitomo Mitsui Financial Group, Inc.	171,300	5,328,950

		$19,890,873

Medical & Health Technology & Services – 0.8%
Kobayashi Pharmaceutical Co. Ltd.	91,200	$4,867,350

Medical Equipment – 0.5%
Nihon Kohden Corp.	83,000	$2,881,176

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.0%
Ericsson, Inc., “B”	1,090,677	$9,937,434
Nokia Oyj	768,069	1,983,884

		$11,921,318

Other Banks & Diversified Financials – 4.2%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	362,000	2,098,196
DnB NOR A.S.A.	526,854	6,460,489
Hachijuni Bank Ltd.	355,000	1,956,943
Joyo Bank Ltd.	511,000	2,488,986
Julius Baer Group Ltd.	77,802	2,713,350
Jyske Bank A.S. (a)	35,491	1,054,667
Sapporo Hokuyo Holdings, Inc.	472,000	1,337,338
Sydbank A.S. (a)	57,834	1,090,587
UniCredit S.p.A. (a)	1,165,761	4,841,733
Unione di Banche Italiane S.c.p.A.	189,913	701,881

		$24,744,170

Pharmaceuticals – 9.3%
Bayer AG	146,060	$12,543,614
GlaxoSmithKline PLC	650,812	15,002,037
Hisamitsu Pharmaceutical Co., Inc.	47,100	2,598,997
Roche Holding AG	77,070	14,397,872
Sanofi	54,815	4,673,694
Santen Pharmaceutical Co. Ltd.	112,800	5,180,044

		$54,396,258

Printing & Publishing – 1.5%
Pearson PLC	336,390	$6,572,748
United Business Media Ltd.	184,555	2,089,115

		$8,661,863

Real Estate – 2.5%
Deutsche Wohnen AG	367,441	$6,454,700
GSW Immobilien AG	134,607	4,992,107
TAG Immobilien AG	285,130	3,034,943

		$14,481,750

Specialty Chemicals – 1.7%
Shin-Etsu Chemical Co. Ltd.	106,400	$5,985,341
Symrise AG	127,093	4,303,504

		$10,288,845

Specialty Stores – 0.4%
Esprit Holdings Ltd.	1,539,572	$2,366,724

Telecommunications – Wireless – 7.6%
KDDI Corp.	296,500	$22,973,240
NTT DoCoMo, Inc.	4,856	7,877,622
Vodafone Group PLC	4,926,247	13,980,737

		$44,831,599

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Telephone Services – 3.2%
China Unicom (Hong Kong) Ltd.		1,134,000	$1,848,991
Deutsche Telekom AG		382,440	4,705,676
Royal KPN N.V.		221,888	1,695,425
TDC A.S.		672,917	4,901,745
Telecom Italia S.p.A.		6,627,736	5,804,315

			$18,956,152

Tobacco – 4.7%
British American Tobacco PLC		259,904	$13,344,133
Japan Tobacco, Inc.		469,600	14,092,814

			$27,436,947

Trucking – 1.4%
Yamato Holdings Co. Ltd.		532,800	$8,438,503

Total Common Stocks			$564,870,239

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.0%
JPY Currency – March 2013 @ $0.0110	JPY	374,496,993	$4,119
JPY Currency – January 2013 @ $0.0119	JPY	360,804,000	7,577
JPY Currency – July 2013 @ $0.0117	JPY	1,383,359,726	105,135

Total Put Options Purchased			$116,831

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – March 2013 @ JPY 121.25		EUR17,140,165	$11,604

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)		19,681,351	$19,681,351

Total Investments			$584,680,025

OTHER ASSETS, LESS LIABILITIES – 0.4%			2,435,580

Net Assets – 100.0%			$587,115,605

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$90,513,440	$69,504,808	$—	$160,018,248
United Kingdom	156,669,608	—	—	156,669,608
Switzerland	62,059,724	—	—	62,059,724
Germany	52,392,402	—	—	52,392,402
France	35,181,502	—	—	35,181,502
Netherlands	27,467,271	—	—	27,467,271
Italy	11,347,929	—	—	11,347,929
Taiwan	7,926,880	2,751,515	—	10,678,395
Sweden	9,937,434	—	—	9,937,434
Other Countries	26,318,117	12,799,609	0	39,117,726
Purchased Currency Options	—	128,435	—	128,435
Mutual Funds	19,681,351	—	—	19,681,351
Total Investments	$499,495,658	$85,184,367	$0	$584,680,025

For further information regarding security characteristics, see the Portfolio of Investments. At September 30, 2012, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $81,869,471 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $250,855,538 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$549,153,139
Gross unrealized appreciation	71,578,705
Gross unrealized depreciation	(36,051,819)
Net unrealized appreciation (depreciation)	$35,526,886

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,740,443	106,385,068	(106,444,160)	19,681,351

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,408	$19,681,351

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

Japan	27.3%
United Kingdom	26.7%
Switzerland	10.6%
Germany	8.9%
France	6.0%
Netherlands	4.7%
United States	3.7%
Italy	1.9%
Taiwan	1.8%
Other Countries	8.4%

6

QUARTERLY REPORT

September 30, 2012

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Alcoholic Beverages – 1.9%
Heineken N.V.	42,850	$2,554,437

Apparel Manufacturers – 1.6%
Li & Fung Ltd.	640,000	$992,101
LVMH Moet Hennessy Louis Vuitton S.A.	7,748	1,164,918

		$2,157,019

Automotive – 3.1%
DENSO Corp.	48,500	$1,523,238
GKN PLC	224,940	780,224
Honda Motor Co. Ltd.	61,300	1,882,831

		$4,186,293

Broadcasting – 1.6%
Nippon Television Network Corp.	63,300	$928,740
Publicis Groupe S.A.	21,838	1,222,140

		$2,150,880

Business Services – 2.8%
Amadeus IT Holding S.A.	33,921	$790,290
Cognizant Technology Solutions Corp., “A” (a)	10,030	701,298
Compass Group PLC	59,590	657,704
Mitsubishi Corp.	48,400	880,056
Nomura Research, Inc.	35,200	720,700

		$3,750,048

Chemicals – 0.7%
Nufarm Ltd.	138,277	$867,458

Computer Software – 0.6%
Dassault Systems S.A.	8,139	$855,129

Computer Software – Systems – 0.9%
Canon, Inc.	38,500	$1,230,875

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	117,000	$1,129,992

Consumer Products – 1.2%
Reckitt Benckiser Group PLC	27,215	$1,566,702

Electrical Equipment – 3.4%
Legrand S.A.	11,464	$432,084
Schneider Electric S.A.	30,012	1,776,199
Siemens AG	22,972	2,291,060

		$4,499,343

Electronics – 1.0%
ASML Holding N.V.	6,621	$353,861
Taiwan Semiconductor Manufacturing Co. Ltd.	326,804	995,815

		$1,349,676

Energy – Independent – 2.5%
Cairn Energy PLC	60,813	$270,150
Cenovus Energy, Inc.	17,350	605,512

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
CNOOC Ltd.	253,000	$514,001
INPEX Corp.	205	1,214,355
Reliance Industries Ltd.	47,078	745,983

		$3,350,001

Energy – Integrated – 6.0%
BG Group PLC	51,695	$1,043,463
BP PLC	403,989	2,847,556
Royal Dutch Shell PLC, “A”	119,603	4,136,948

		$8,027,967

Engineering – Construction – 2.2%
JGC Corp.	60,000	$2,002,819
Keppel Corp. Ltd.	93,600	864,931

		$2,867,750

Food & Beverages – 5.2%
Groupe Danone	39,105	$2,407,567
M. Dias Branco S.A. Industria e Comercio de Alimentos	20,600	674,727
Nestle S.A.	60,286	3,801,127

		$6,883,421

Food & Drug Stores – 1.0%
Lawson, Inc.	18,100	$1,391,594

Gaming & Lodging – 1.0%
Sands China Ltd.	356,000	$1,321,857

Insurance – 4.6%
AIA Group Ltd.	423,800	$1,573,293
Hiscox Ltd.	85,313	669,530
ING Groep N.V. (a)	193,034	1,525,310
Sony Financial Holdings, Inc.	37,400	637,134
Swiss Re Ltd.	26,656	1,713,296

		$6,118,563

Internet – 0.7%
Yahoo Japan Corp.	2,310	$880,014

Machinery & Tools – 3.1%
Glory Ltd.	45,400	$1,059,336
Joy Global, Inc.	22,810	1,278,729
Schindler Holding AG	12,248	1,505,443
Sinotruk Hong Kong Ltd.	423,500	246,321

		$4,089,829

Major Banks – 11.4%
Banco Santander S.A. (a)	115,770	$862,123
Barclays PLC	627,829	2,178,188
BNP Paribas	35,164	1,671,033
BOC Hong Kong Holdings Ltd.	286,000	906,260
HSBC Holdings PLC	129,122	1,195,366
Mitsubishi UFJ Financial Group, Inc.	185,500	864,294
Standard Chartered PLC	107,830	2,437,734

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	78,800	$2,451,379
Westpac Banking Corp.	104,110	2,674,032

		$15,240,409

Medical & Health Technology & Services – 1.3%
Diagnosticos da America S.A.	88,900	$535,001
Miraca Holdings, Inc.	26,600	1,194,682

		$1,729,683

Medical Equipment – 0.5%
Sonova Holding AG	6,963	$703,704

Metals & Mining – 3.5%
Iluka Resources Ltd.	150,488	$1,519,493
Rio Tinto Ltd.	62,480	2,910,753
Sumitomo Metal Industries Ltd.	163,000	245,628

		$4,675,874

Natural Gas – Distribution – 1.7%
China Resources Gas Group Ltd.	70,000	$142,996
GDF SUEZ	35,450	792,657
Tokyo Gas Co. Ltd.	247,000	1,360,969

		$2,296,622

Network & Telecom – 1.1%
Ericsson, Inc., “B”	157,950	$1,439,122

Other Banks & Diversified Financials – 5.9%
Aeon Credit Service Co. Ltd.	36,900	$794,362
Bank Rakyat Indonesia	652,000	504,927
China Construction Bank	754,880	521,640
DBS Group Holdings Ltd.	100,000	1,167,995
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	32,710	448,127
HDFC Bank Ltd., ADR	15,540	583,993
ICICI Bank Ltd.	24,777	496,601
Itau Unibanco Holding S.A., ADR	81,990	1,252,807
Julius Baer Group Ltd.	22,023	768,054
Komercni Banka A.S.	1,766	352,354
PT Bank Mandiri Tbk.	545,500	465,388
Siam Commercial Bank Co. Ltd.	102,200	566,118

		$7,922,366

Pharmaceuticals – 8.5%
Bayer AG	35,455	$3,044,871
Novartis AG	46,460	2,842,927
Roche Holding AG	18,813	3,514,560
Santen Pharmaceutical Co. Ltd.	43,000	1,974,662

		$11,377,020

Precious Metals & Minerals – 0.5%
Newcrest Mining Ltd.	23,958	$712,091

Printing & Publishing – 0.7%
Pearson PLC	47,500	$928,106

Railroad & Shipping – 0.6%
East Japan Railway Co.	12,700	$841,351

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 1.1%
GSW Immobilien AG	14,270	$529,225
Hang Lung Properties Ltd.	259,000	885,150

		$1,414,375

Restaurants – 0.8%
Whitbread PLC	27,247	$997,885

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	36,744	$2,077,114
Chugoku Marine Paints Ltd.	49,000	233,783
Linde AG	13,711	2,360,989
Nippon Paint Co. Ltd.	54,000	454,613
Symrise AG	16,841	570,254

		$5,696,753

Specialty Stores – 0.7%
Hennes & Mauritz AB, “B”	28,540	$991,479

Telecommunications – Wireless – 4.2%
KDDI Corp.	31,000	$2,401,924
TIM Participacoes S.A., ADR	21,064	404,850
Vodafone Group PLC	975,470	2,768,395

		$5,575,169

Telephone Services – 1.6%
Bezeq – The Israel Telecommunication Corp. Ltd.	232,400	$269,888
China Unicom (Hong Kong) Ltd.	540,000	880,472
Telecom Italia S.p.A.	289,956	290,634
Telecom Italia S.p.A.	814,826	713,593

		$2,154,587

Tobacco – 1.7%
Japan Tobacco, Inc.	77,000	$2,310,789

Trucking – 1.2%
Yamato Holdings Co. Ltd.	99,600	$1,577,468

Utilities – Electric Power – 1.8%
CEZ A.S.	18,409	$686,884
Companhia de Saneamento Basico do Estado de Sao Paulo	1,500	61,406
Energias do Brasil S.A.	154,900	983,383
SUEZ Environnement	49,760	563,923
Tractebel Energia S.A.	10,440	164,795

		$2,460,391

Total Common Stocks		$132,274,092

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	46	$46

Total Investments		$132,274,138

OTHER ASSETS, LESS LIABILITIES – 0.9%		1,193,961

Net Assets – 100.0%		$133,468,099

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$18,325,661	$12,731,935	$—	$31,057,596
United Kingdom	25,388,702	—	—	25,388,702
Switzerland	14,849,111	—	—	14,849,111
France	10,885,650	—	—	10,885,650
Germany	8,796,399	—	—	8,796,399
Hong Kong	1,877,251	4,931,402	—	6,808,653
Netherlands	6,510,722	—	—	6,510,722
Australia	—	5,773,074	—	5,773,074
Brazil	4,076,969	—	—	4,076,969
Other Countries	10,969,462	7,157,754	—	18,127,216
Mutual Funds	46	—	—	46
Total Investments	$101,679,973	$30,594,165	$—	$132,274,138

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $27,035,594 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $43,578,026 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$137,268,969
Gross unrealized appreciation	11,550,102
Gross unrealized depreciation	(16,544,933)
Net unrealized appreciation (depreciation)	$(4,994,831)
(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	301,201	24,542,125	(24,843,280)	46

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$633	$46

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

Japan	23.3%
United Kingdom	19.0%
Switzerland	11.1%
France	8.2%
Germany	6.6%
Hong Kong	5.1%
Netherlands	4.9%
Australia	4.3%
Brazil	3.1%
Other Countries	14.4%

5

QUARTERLY REPORT

September 30, 2012

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.3%
Precision Castparts Corp.	2,690	$439,381
Rolls-Royce Holdings PLC	32,049	436,275
United Technologies Corp.	14,670	1,148,514

		$2,024,170

Alcoholic Beverages – 4.3%
Diageo PLC	32,817	$921,811
Heineken N.V.	7,436	443,286
Pernod Ricard S.A.	11,492	1,289,376

		$2,654,473

Apparel Manufacturers – 5.4%
Cia.Hering S.A.	11,000	$248,677
Compagnie Financiere Richemont S.A.	7,854	470,989
Li & Fung Ltd.	481,600	746,556
LVMH Moet Hennessy Louis Vuitton S.A.	9,352	1,406,081
NIKE, Inc., “B”	4,980	472,652

		$3,344,955

Automotive – 1.4%
Johnson Controls, Inc.	31,600	$865,840

Broadcasting – 3.2%
Publicis Groupe S.A.	16,051	$898,277
Viacom, Inc., “B”	12,980	695,598
Walt Disney Co.	7,250	379,030

		$1,972,905

Brokerage & Asset Managers – 4.0%
BM&F Bovespa S.A.	103,800	$627,229
Charles Schwab Corp.	27,420	350,702
CME Group, Inc.	5,590	320,307
Franklin Resources, Inc.	9,270	1,159,399

		$2,457,637

Business Services – 8.6%
Accenture PLC, “A”	17,710	$1,240,231
Brenntag AG	4,379	560,472
Cognizant Technology Solutions Corp., “A” (a)	7,740	541,181
Compass Group PLC	115,220	1,271,701
Intertek Group PLC	6,520	288,481
LPS Brasil – Consultoria de Imoveis S.A.	22,200	399,595
MSCI, Inc., “A” (a)	20,410	730,474
Verisk Analytics, Inc., “A” (a)	6,260	298,039

		$5,330,174

Chemicals – 0.6%
Monsanto Co.	3,840	$349,517

Computer Software – 4.1%
Autodesk, Inc. (a)	11,230	$374,745
Check Point Software Technologies Ltd. (a)	15,140	729,142
Dassault Systems S.A.	3,617	380,023

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	32,930	$1,036,966

		$2,520,876

Computer Software – Systems – 3.8%
Apple, Inc.	2,060	$1,374,556
EMC Corp. (a)	15,190	414,231
International Business Machines Corp.	2,890	599,531

		$2,388,318

Consumer Products – 5.4%
Colgate-Palmolive Co.	11,830	$1,268,413
Procter & Gamble Co.	14,730	1,021,673
Reckitt Benckiser Group PLC	18,422	1,060,510

		$3,350,596

Electrical Equipment – 8.6%
Amphenol Corp., “A”	8,110	$477,517
Danaher Corp.	25,520	1,407,428
Legrand S.A.	25,484	960,505
Mettler-Toledo International, Inc. (a)	3,990	681,253
Schneider Electric S.A.	6,915	409,250
Sensata Technologies Holding B.V. (a)	30,960	921,679
W.W. Grainger, Inc.	2,290	477,167

		$5,334,799

Electronics – 4.6%
ASML Holding N.V.	5,860	$314,565
Microchip Technology, Inc.	27,320	894,457
Samsung Electronics Co. Ltd.	523	629,656
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,578	989,984

		$2,828,662

Energy – Independent – 1.8%
Occidental Petroleum Corp.	12,880	$1,108,453

Food & Beverages – 4.2%
Groupe Danone	23,913	$1,472,245
Mead Johnson Nutrition Co., “A”	3,830	280,662
Nestle S.A.	5,374	338,839
PepsiCo, Inc.	7,170	507,421

		$2,599,167

Food & Drug Stores – 0.2%
Sundrug Co. Ltd.	4,400	$159,785

General Merchandise – 1.6%
Kohl’s Corp.	6,080	$311,418
Lojas Renner S.A.	11,700	391,876
Target Corp.	5,040	319,889

		$1,023,183

Internet – 3.0%
Google, Inc., “A” (a)	1,870	$1,410,915
Yahoo Japan Corp.	1,263	481,151

		$1,892,066

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.3%
Schindler Holding AG	6,633	$815,284

Major Banks – 1.9%
HSBC Holdings PLC	48,887	$452,578
Standard Chartered PLC	32,436	733,287

		$1,185,865

Medical & Health Technology & Services – 1.3%
Diagnosticos da America S.A.	28,900	$173,920
Fresenius Medical Care AG & Co. KGaA	4,186	306,938
Patterson Cos., Inc.	8,740	299,258

		$780,116

Medical Equipment – 6.9%
DENTSPLY International, Inc.	24,710	$942,439
Essilor International S.A.	3,426	320,816
Sonova Holding AG	7,787	786,980
St. Jude Medical, Inc.	14,630	616,362
Thermo Fisher Scientific, Inc.	18,150	1,067,765
Waters Corp. (a)	6,350	529,146

		$4,263,508

Metals & Mining – 1.5%
Rio Tinto Ltd.	20,620	$960,623

Oil Services – 2.2%
National Oilwell Varco, Inc.	3,410	$273,175
Schlumberger Ltd.	15,480	1,119,668

		$1,392,843

Other Banks & Diversified Financials – 5.8%
Credicorp Ltd.	4,790	$600,091
HDFC Bank Ltd.	33,973	404,607
Itau Unibanco Holding S.A., ADR	37,430	571,930
Julius Baer Group Ltd.	20,454	713,335
MasterCard, Inc., “A”	1,080	487,598
Visa, Inc., “A”	6,280	843,278

		$3,620,839

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.1%
Allergan, Inc.	4,200	$384,636
Bayer AG	6,786	582,781
Johnson & Johnson	4,620	318,364

		$1,285,781

Railroad & Shipping – 0.9%
Kuehne & Nagel, Inc. AG	5,070	$572,498

Real Estate – 0.3%
Brasil Brokers Participacoes	45,800	$161,308

Restaurants – 1.0%
McDonald’s Corp.	6,690	$613,808

Specialty Chemicals – 3.2%
Croda International PLC	6,803	$266,398
L’Air Liquide S.A.	2,548	315,807
Linde AG	3,724	641,260
Praxair, Inc.	4,250	441,490
Symrise AG	8,647	292,797

		$1,957,752

Specialty Stores – 1.1%
Industria de Diseno Textil S.A.	5,436	$675,012

Telecommunications – Wireless – 0.5%
MTN Group Ltd.	16,241	$312,624

Trucking – 1.1%
Expeditors International of Washington, Inc.	19,500	$709,020

Total Common Stocks		$61,512,457

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	166,320	$166,320

Total Investments		$61,678,777

OTHER ASSETS, LESS LIABILITIES – 0.5%		298,152

Net Assets – 100.0%		$61,976,929

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,525,247	$—	$—	$32,525,247
France	7,452,379	—	—	7,452,379
United Kingdom	6,391,664	—	—	6,391,664
Switzerland	3,697,925	—	—	3,697,925
Brazil	2,574,535	—	—	2,574,535
Germany	2,384,248	—	—	2,384,248
Taiwan	989,984	—	—	989,984
Netherlands	757,850	—	—	757,850
Hong Kong	746,556	—	—	746,556
Other Countries	2,957,805	1,034,264	—	3,992,069
Mutual Funds	166,320	—	—	166,320
Total Investments	$60,644,513	$1,034,264	$—	$61,678,777

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,034,264 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $12,617,444 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$55,800,518
Gross unrealized appreciation	8,802,067
Gross unrealized depreciation	(2,923,808)
Net unrealized appreciation (depreciation)	$5,878,259

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	432,111	8,986,948	(9,252,739)	166,320

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$546	$166,320

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	53.2%
France	12.0%
United Kingdom	10.3%
Switzerland	6.0%
Brazil	4.2%
Germany	3.8%
Taiwan	1.6%
Netherlands	1.2%
Hong Kong	1.2%
Other Countries	6.5%

4

QUARTERLY REPORT

September 30, 2012

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 0.4%
Embraer S.A., ADR	19,900	$529,738

Airlines – 0.9%
Copa Holdings S.A., “A”	4,437	$360,595
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	9,400	832,840

		$1,193,435

Alcoholic Beverages – 1.0%
Companhia de Bebidas das Americas, ADR	33,765	$1,292,187

Apparel Manufacturers – 3.8%
Arezzo Industria e Comercio S.A.	24,570	$443,102
Cia.Hering S.A.	17,600	397,883
Li & Fung Ltd.	1,222,000	1,894,293
Stella International Holdings	654,000	1,612,639
Top Glove Corp.	432,800	693,839

		$5,041,756

Automotive – 4.1%
Exide Industries Ltd.	182,795	$531,282
Geely Automobile Holdings Ltd.	2,195,000	827,987
Guangzhou Automobile Group Co. Ltd., “H”	1,032,000	674,754
Kia Motors Corp.	40,510	2,516,526
Mando Corp.	6,632	914,716

		$5,465,265

Brokerage & Asset Managers – 2.1%
BM&F Bovespa S.A.	230,800	$1,394,648
Bolsa Mexicana de Valores S.A. de C.V.	416,600	858,979
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	47,627	624,925

		$2,878,552

Business Services – 2.3%
Cielo S.A.	6,695	$167,074
Infosys Technologies Ltd., ADR	36,819	1,787,194
LPS Brasil – Consultoria de Imoveis S.A.	43,000	773,989
Multiplus S.A.	18,450	368,590

		$3,096,847

Cable TV – 2.8%
Dish TV India Ltd. (a)	924,785	$1,447,360
Naspers Ltd.	37,196	2,301,433

		$3,748,793

Computer Software – 0.3%
Totvs S.A.	16,900	$351,046

Computer Software – Systems – 3.1%
Asustek Computer, Inc.	134,000	$1,447,938
Hon Hai Precision Industry Co. Ltd.	854,281	2,645,752

		$4,093,690

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 0.8%
Alfa S.A de C.V., “A”	180,150	$332,539
First Pacific Co. Ltd.	690,800	749,735

		$1,082,274

Construction – 1.7%
Anhui Conch Cement Co. Ltd.	383,000	$1,186,307
Corporacion Moctezuma S.A. de C.V.	153,100	336,013
PDG Realty S.A.	200,000	376,865
Urbi Desarrollos Urbanos S.A. de C.V. (a)	634,979	391,196

		$2,290,381

Consumer Products – 2.0%
Dabur India Ltd.	708,057	$1,718,292
Hengan International Group Co. Ltd.	53,500	505,742
Kimberly-Clark de Mexico S.A. de C.V., “A”	182,010	434,813

		$2,658,847

Consumer Services – 1.5%
Abril Educacao S.A., IEU	25,130	$422,707
Anhanguera Educacional Participacoes S.A.	35,700	593,459
Estacio Participacoes S.A.	30,130	505,325
Kroton Educacional S.A., IEU (a)	26,758	458,011

		$1,979,502

Electrical Equipment – 0.2%
Crompton Greaves Ltd.	138,279	$330,590

Electronics – 9.8%
Samsung Electronics Co. Ltd.	4,757	$5,727,105
Seoul Semiconductor Co. Ltd.	35,550	696,447
Siliconware Precision Industries Co. Ltd.	1,935,000	2,127,114
Taiwan Semiconductor Manufacturing Co. Ltd.	1,484,258	4,522,729

		$13,073,395

Energy – Independent – 4.1%
China Shenhua Energy Co. Ltd.	271,500	$1,048,128
CNOOC Ltd.	620,000	1,259,608
INPEX Corp.	170	1,007,026
Reliance Industries Ltd.	134,392	2,129,534

		$5,444,296

Energy – Integrated – 3.2%
OAO Gazprom, ADR	225,734	$2,264,112
OAO NOVATEK, GDR	3,600	425,880
Petroleo Brasileiro S.A., ADR	70,152	1,609,287

		$4,299,279

Food & Beverages – 1.0%
Arca Continental S.A.B de C.V.	64,176	$456,151
M. Dias Branco S.A. Industria e Comercio de Alimentos	25,900	848,322

		$1,304,473

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 4.2%
Brazil Pharma S.A.	64,000	$383,574
CP All PLC	603,400	695,929
Dairy Farm International Holdings Ltd.	75,600	839,916
E-Mart Co. Ltd.	6,133	1,338,149
O’Key Group S.A., GDR	199,790	1,917,984
Raia Drogasil S.A.	37,300	428,520

		$5,604,072

Gaming & Lodging – 0.9%
Minor International PLC	1,009,130	$504,893
Shangri-La Asia Ltd.	400,000	772,918

		$1,277,811

General Merchandise – 3.4%
Bim Birlesik Magazalar A.S.	9,705	$404,994
Clicks Group Ltd.	247,530	1,721,379
Lojas Renner S.A.	11,500	385,177
Mr. Price Group Ltd.	130,868	1,981,024

		$4,492,574

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	62,200	$348,240

Insurance – 1.8%
Brasil Insurance Participacoes e Administracao S.A.	102,700	$965,068
China Pacific Insurance Co. Ltd.	469,400	1,412,481

		$2,377,549

Machinery & Tools – 2.4%
Glory Ltd.	40,700	$949,669
Sinotruk Hong Kong Ltd.	1,300,000	756,121
Thermax Ltd.	47,239	502,841
TK Corp. (a)	39,816	1,069,660

		$3,278,291

Major Banks – 2.8%
Bank of China Ltd.	4,779,000	$1,811,586
Standard Chartered PLC	85,493	1,961,896

		$3,773,482

Medical & Health Technology & Services – 0.7%
Diagnosticos da America S.A.	60,900	$366,496
Fleury S.A.	52,400	626,810

		$993,306

Metals & Mining – 5.4%
Gerdau S.A., ADR	137,780	$1,310,288
Grupo Mexico S.A.B. de C.V., “B”	181,517	599,052
Iluka Resources Ltd.	94,587	955,055
Mining & Metallurgical Co. Norilsk Nickel, ADR	29,386	468,707
MOIL Ltd.	108,617	519,352
Steel Authority of India Ltd.	674,855	1,090,252
Ternium S.A., ADR	21,590	423,596
Vale S.A., ADR	101,028	1,808,401

		$7,174,703

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.8%
VTech Holdings Ltd.	85,900	$1,050,470

Oil Services – 1.5%
Global Ports Investments PLC, GDR	44,450	$635,635
Lamprell PLC	304,690	541,215
Tenaris S.A., ADR	21,399	872,437

		$2,049,287

Other Banks & Diversified Financials – 14.8%
Akbank T.A.S.	140,090	$554,338
Banco De Oro Unibank, Inc. (a)	50,596	78,717
Banco Santander Chile, ADR	3,590	262,932
Banco Santander S.A., IEU	101,900	744,929
Bancolombia S.A., ADR	4,621	275,920
Bangkok Bank Public Co. Ltd.	263,200	1,714,088
Bank Negara Indonesia PT	2,846,000	1,164,718
Bank Polska Kasa Opieki S.A.	17,540	863,956
China Construction Bank	3,050,670	2,108,086
Chinatrust Financial Holding Co. Ltd.	1,630,295	980,166
CIMB Group Holdings Berhad	234,800	576,149
Credicorp Ltd.	8,710	1,091,189
Grupo Financiero Banorte S.A. de C.V.	57,900	327,291
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	40,910	560,467
Hana Financial Group, Inc.	44,540	1,347,786
Housing Development Finance Corp. Ltd.	65,139	954,986
ICICI Bank Ltd.	97,732	1,958,825
Itau Unibanco Holding S.A., ADR	36,502	557,751
Komercni Banka A.S.	6,964	1,389,464
Sberbank of Russia	476,550	1,393,909
Turkiye Garanti Bankasi A.S.	230,857	964,923

		$19,870,590

Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	303,500	$586,876

Precious Metals & Minerals – 0.5%
Gold Fields Ltd.	53,442	$685,442

Real Estate – 2.0%
Asian Property Development PLC	2,128,600	$625,855
Brasil Brokers Participacoes	217,600	766,390
Hang Lung Properties Ltd.	369,000	1,261,083

		$2,653,328

Restaurants – 0.4%
Ajisen China Holdings Ltd.	766,000	$507,474

Specialty Chemicals – 1.2%
Chugoku Marine Paints Ltd.	119,000	$567,758
Formosa Plastics Corp.	206,000	587,300
Mexichem S.A.B de C.V.	91,300	435,159

		$1,590,217

Specialty Stores – 1.0%
M.Video	116,290	$965,995
PT Mitra Adiperkasa Tbk	515,000	343,798

		$1,309,793

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 4.8%
America Movil S.A.B. de C.V., “L”, ADR	73,174	$1,861,547
China Mobile Ltd.	70,500	779,459
Mobile TeleSystems OJSC, ADR	50,912	891,978
MTN Group Ltd.	90,335	1,738,865
TIM Participacoes S.A., ADR	16,437	315,919
Turkcell Iletisim Hizmetleri A.S. (a)	132,280	806,808

		$6,394,576

Telephone Services – 2.9%
China Unicom (Hong Kong) Ltd.	1,378,000	$2,246,834
Empresa Nacional de Telecomunicaciones S.A.	13,596	283,442
PT XL Axiata Tbk	1,948,000	1,353,626

		$3,883,902

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 1.7%
Aguas Andinas S.A.	861,668	$577,655
Companhia Energetica de Minas Gerais, IPS	14,900	180,655
Energias do Brasil S.A.	91,900	583,427
Enersis S.A., ADR	22,682	371,758
Terna Participacoes S.A., IEU	15,690	568,857

		$2,282,352

Total Common Stocks		$132,338,681

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	126	$126

Total Investments		$132,338,807

OTHER ASSETS, LESS LIABILITIES – 1.0%		1,393,724

Net Assets – 100.0%		$133,732,531

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$21,497,660	$—	$—	$21,497,660
China	1,261,863	13,862,704	—	15,124,567
South Korea	1,338,149	12,272,240	—	13,610,389
India	6,836,911	6,133,597	—	12,970,508
Taiwan	—	12,310,999	—	12,310,999
Russia	7,998,205	965,995	—	8,964,200
South Africa	8,428,143	—	—	8,428,143
Hong Kong	5,607,931	2,573,123	—	8,181,054
Mexico	8,012,923	—	—	8,012,923
Other Countries	10,421,483	12,816,755	—	23,238,238
Mutual Funds	126	—	—	126
Total Investments	$71,403,394	$60,935,413	$—	$132,338,807

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $51,425,169 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,119,648 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$117,953,289
Gross unrealized appreciation	24,496,556
Gross unrealized depreciation	(10,111,038)
Net unrealized appreciation (depreciation)	$14,385,518

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,374,005	24,928,167	(26,302,046)	126

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,107	$126

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

Brazil	16.1%
China	11.3%
South Korea	10.2%
India	9.7%
Taiwan	9.2%
Russia	6.7%
South Africa	6.3%
Hong Kong	6.1%
Mexico	6.0%
Other Countries	18.4%

5

QUARTERLY REPORT

September 30, 2012

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Broadcasting – 2.4%
News Corp., “A”	18,390	$451,107
Viacom, Inc., “B”	11,040	591,634

		$1,042,741

Business Services – 5.1%
Accenture PLC, “A”	9,230	$646,377
Cognizant Technology Solutions Corp., “A” (a)	12,450	870,504
FleetCor Technologies, Inc. (a)	15,970	715,456

		$2,232,337

Computer Software – 19.3%
Autodesk, Inc. (a)	14,820	$494,543
BMC Software, Inc. (a)	3,850	159,737
Check Point Software Technologies Ltd. (a)	4,200	202,272
Citrix Systems, Inc. (a)	11,970	916,543
Microsoft Corp.	51,310	1,528,012
NetSuite, Inc. (a)	1,590	101,442
Oracle Corp. (s)	72,960	2,297,510
Parametric Technology Corp. (a)	17,620	384,116
Quest Software, Inc. (a)	15,530	434,840
Red Hat, Inc. (a)	5,130	292,102
Salesforce.com, Inc. (a)	6,870	1,048,980
TIBCO Software, Inc. (a)	9,240	279,325
VeriSign, Inc. (a)	6,470	315,024

		$8,454,446

Computer Software – Systems – 24.0%
Active Network, Inc. (a)	12,310	$154,244
Apple, Inc. (s)	7,550	5,037,813
BroadSoft, Inc. (a)	3,300	135,366
EMC Corp. (a)	57,460	1,566,934
Fusion-io, Inc. (a)	10,400	314,808
Guidewire Software, Inc. (a)	8,670	269,204
Hewlett-Packard Co.	71,620	1,221,837
International Business Machines Corp.	5,780	1,199,061
NetApp, Inc. (a)	6,500	213,720
Qlik Technologies, Inc. (a)	9,560	214,240
ServiceSource International, Inc. (a)	18,760	192,478

		$10,519,705

Consumer Services – 2.7%
Priceline.com, Inc. (a)	1,880	$1,163,212

Electrical Equipment – 0.7%
Amphenol Corp., “A”	5,090	$299,699

Electronics – 10.5%
Aeroflex Holding Corp. (a)	39,600	$262,548
Altera Corp.	15,880	539,682
Atmel Corp. (a)	40,780	214,503
Broadcom Corp., “A”	12,060	417,035
Corning, Inc.	46,070	605,820
JDS Uniphase Corp. (a)	77,550	960,457

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Linear Technology Corp.	11,040	$351,624
Microchip Technology, Inc.	35,030	1,146,882
Vishay Intertechnology, Inc. (a)	10,820	106,361

		$4,604,912

Internet – 14.2%
eBay, Inc. (a)	28,050	$1,357,900
Google, Inc., “A” (a)(s)	5,820	4,391,190
Rackspace Hosting, Inc. (a)	3,370	222,723
Yahoo!, Inc. (a)	16,610	265,345

		$6,237,158

Network & Telecom – 9.0%
Finisar Corp. (a)	53,580	$766,194
Fortinet, Inc. (a)	12,720	307,061
Juniper Networks, Inc. (a)	31,960	546,836
Qualcomm, Inc.	32,920	2,057,171
Radware Ltd. (a)	3,390	122,108
Riverbed Technology, Inc. (a)	6,220	144,739

		$3,944,109

Other Banks & Diversified Financials – 7.2%
MasterCard, Inc., “A”	3,490	$1,575,665
Visa, Inc., “A”	11,720	1,573,762

		$3,149,427

Specialty Stores – 3.7%
Amazon.com, Inc. (a)	6,370	$1,620,018

Telecommunications – Wireless – 0.3%
SBA Communications Corp. (a)	2,150	$135,235

Telephone Services – 0.6%
Cogent Communications Group, Inc.	2,130	$48,969
Ziggo N.V.	5,960	202,616

		$251,585

Total Common Stocks		$43,654,584

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.2%
Computer Software – Systems – 0.2%
Apple, Inc. – October 2012 @ $700	19	$73,815

Issuer	Shares/Par
MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	683,284	$683,284

Total Investments		$44,411,683

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC, “A” – October 2012 @ $65	(20)	$(10,200)

Computer Software – Systems – 0.0%
Apple, Inc. – October 2012 @ $700	(3)	$(1,875)

Consumer Services – 0.0%
Priceline.Com, Inc. – October 2012 @ $655	(2)	$(900)

Internet – 0.0%
Google, Inc., “A” – October 2012 @ $760	(1)	$(2,180)

Network & Telecom – 0.0%
Finisar Corp. – October 2012 @ $16	(43)	$(1,075)

Total Call Options Written		$(16,230)

PUT OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC, “A” – October 2012 @ $65	(6)	$(150)
Accenture PLC, “A” – October 2012 @ $67.50	(20)	(1,300)

Total Put Options Written		$(1,450)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (4.6)%
Business Services – (1.2)%
Computer Sciences Corp.	(15,900)	$(512,139)

Computer Software – (0.9)%
Adobe Systems, Inc. (a)	(11,900)	$(386,274)

Computer Software – Systems – (1.4)%
Seagate Technology PLC	(8,800)	$(272,800)
Unisys Corp. (a)	(17,000)	(353,940)

		$(626,740)

Electronics – (0.6)%
Dolby Laboratories, Inc., “A” (a)	(8,400)	$(275,100)

Entertainment – (0.5)%
Netflix, Inc. (a)	(4,300)	$(234,092)

Total Securities Sold Short		$(2,034,345)

OTHER ASSETS, LESS LIABILITIES – 3.2%		1,421,607

Net Assets – 100.0%		$43,781,265

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2012, the fund had cash collateral of $2,018,661 and other liquid securities with an aggregate value of $667,356 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$42,766,563	$434,840	$—	$43,201,403
Israel	324,380	—	—	324,380
Netherlands	202,616	—	—	202,616
Mutual Funds	683,284	—	—	683,284
Total Investments	$43,976,843	$434,840	$—	$44,411,683
Short Sales	$(2,034,345)	$—	$—	$(2,034,345)

Other Financial Instruments
Written Options	$(17,680)	$—	$—	$(17,680)

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,395,745
Gross unrealized appreciation	5,733,679
Gross unrealized depreciation	(1,717,741)
Net unrealized appreciation (depreciation)	$4,015,938

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	543,876	14,616,429	(14,477,021)	683,284

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$507	$683,284

4

QUARTERLY REPORT

September 30, 2012

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.5%
Aerospace – 1.9%
Cobham PLC	563,313	$2,016,666
Honeywell International, Inc.	67,230	4,016,993
Lockheed Martin Corp. (s)	89,190	8,328,562
Northrop Grumman Corp.	23,540	1,563,762
United Technologies Corp.	55,830	4,370,931

		$20,296,914

Alcoholic Beverages – 0.7%
Heineken N.V.	115,837	$6,905,444

Automotive – 0.3%
Johnson Controls, Inc.	64,980	$1,780,452
USS Co. Ltd.	15,180	1,602,337

		$3,382,789

Broadcasting – 1.2%
Fuji Television Network, Inc.	975	$1,596,681
Nippon Television Network Corp.	105,000	1,540,564
Omnicom Group, Inc.	52,220	2,692,463
Viacom, Inc., “B”	46,010	2,465,676
Walt Disney Co.	82,120	4,293,234

		$12,588,618

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	16,562	$2,953,005
Computershare Ltd.	125,136	1,073,414
Daiwa Securities Group, Inc.	456,000	1,735,418

		$5,761,837

Business Services – 1.8%
Accenture PLC, “A”	91,710	$6,422,451
Amadeus IT Holding S.A.	133,732	3,115,682
Bunzl PLC	153,770	2,753,732
Compass Group PLC	310,510	3,427,146
Dun & Bradstreet Corp.	20,450	1,628,229
Nomura Research, Inc.	76,000	1,556,058

		$18,903,298

Cable TV – 0.3%
Comcast Corp., “Special A”	74,220	$2,582,856

Chemicals – 0.8%
3M Co.	41,980	$3,879,792
Givaudan S.A.	2,246	2,131,372
PPG Industries, Inc.	24,640	2,829,658

		$8,840,822

Computer Software – 0.4%
Oracle Corp.	141,400	$4,452,686

Computer Software – Systems – 0.7%
International Business Machines Corp.	27,280	$5,659,236
Konica Minolta Holdings, Inc.	225,500	1,733,726

		$7,392,962

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	7,868	$1,710,799
Stanley Black & Decker, Inc.	38,420	2,929,525

		$4,640,324

Consumer Products – 1.7%
Henkel KGaA, IPS	64,109	$5,098,700
Kao Corp.	142,800	4,208,611
KOSE Corp.	36,300	846,101
Procter & Gamble Co.	53,070	3,680,935
Reckitt Benckiser Group PLC	61,031	3,513,408

		$17,347,755

Electrical Equipment – 0.8%
Danaher Corp.	44,850	$2,473,478
Legrand S.A.	74,832	2,820,456
Spectris PLC	44,881	1,250,173
Tyco International Ltd.	37,700	2,121,002
Tyco International Ltd. (a)(w)	3,090	84,666

		$8,749,775

Electronics – 0.7%
Halma PLC	202,639	$1,387,091
Hirose Electric Co. Ltd.	10,800	1,203,279
Intel Corp.	51,160	1,160,309
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	251,858	3,984,394

		$7,735,073

Energy – Independent – 0.6%
Cairn Energy PLC	336,862	$1,496,446
Occidental Petroleum Corp.	50,030	4,305,582

		$5,802,028

Energy – Integrated – 1.8%
BP PLC	708,701	$4,995,349
Chevron Corp.	38,090	4,439,770
Exxon Mobil Corp.	51,310	4,692,300
Royal Dutch Shell PLC, “A”	152,029	5,258,531

		$19,385,950

Food & Beverages – 1.4%
General Mills, Inc.	67,720	$2,698,642
Groupe Danone	105,538	6,497,630
Nestle S.A.	81,452	5,135,676

		$14,331,948

Food & Drug Stores – 0.6%
CVS Caremark Corp.	73,470	$3,557,417
Lawson, Inc.	37,000	2,844,695

		$6,402,112

General Merchandise – 0.4%
Target Corp.	58,370	$3,704,744

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.0%
Aon PLC	42,330	$2,213,436
Hiscox Ltd.	210,255	1,650,065
ING Groep N.V. (a)	270,820	2,139,958
Jardine Lloyd Thompson Group PLC	102,210	1,263,447
MetLife, Inc.	107,140	3,692,044
Prudential Financial, Inc.	38,250	2,085,008
Swiss Re Ltd.	46,028	2,958,419
Travelers Cos., Inc.	43,250	2,952,245
Zurich Insurance Group AG	9,131	2,273,769

		$21,228,391

Leisure & Toys – 0.2%
Hasbro, Inc.	65,010	$2,481,432

Machinery & Tools – 0.2%
Glory Ltd.	38,000	$886,669
Neopost S.A.	28,937	1,597,860

		$2,484,529

Major Banks – 2.3%
Bank of New York Mellon Corp.	169,201	$3,827,327
Goldman Sachs Group, Inc.	23,080	2,623,734
HSBC Holdings PLC	480,328	4,446,706
JPMorgan Chase & Co.	139,820	5,659,914
State Street Corp.	43,500	1,825,260
Sumitomo Mitsui Financial Group, Inc.	35,400	1,101,254
Toronto-Dominion Bank	15,611	1,301,949
Wells Fargo & Co.	104,010	3,591,465

		$24,377,609

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	32,400	$1,729,190
Quest Diagnostics, Inc.	24,590	1,559,744

		$3,288,934

Medical Equipment – 0.5%
Medtronic, Inc.	74,490	$3,212,009
St. Jude Medical, Inc.	51,240	2,158,741

		$5,370,750

Network & Telecom – 0.3%
Ericsson, Inc., “B”	394,068	$3,590,453

Oil Services – 0.1%
Transocean, Inc.	14,130	$634,296

Other Banks & Diversified Financials – 0.7%
DnB NOR A.S.A.	183,163	$2,246,016
Hachijuni Bank Ltd.	125,000	689,065
MasterCard, Inc., “A”	4,230	1,909,760
Sapporo Hokuyo Holdings, Inc.	164,600	466,368
Western Union Co.	96,790	1,763,514

		$7,074,723

Pharmaceuticals – 4.0%
Abbott Laboratories	75,270	$5,160,511
Bayer AG	78,411	6,733,927
GlaxoSmithKline PLC	271,489	6,258,164
Johnson & Johnson	103,240	7,114,268

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Pfizer, Inc. (s)		328,410	$8,160,989
Roche Holding AG		35,133	6,563,390
Santen Pharmaceutical Co. Ltd.		36,700	1,685,351

			$41,676,600

Printing & Publishing – 0.2%
Pearson PLC		116,370	$2,273,762

Railroad & Shipping – 0.1%
Canadian National Railway Co.		11,730	$1,034,938

Real Estate – 0.5%
Deutsche Wohnen AG		188,154	$3,305,232
GSW Immobilien AG		52,608	1,951,048

			$5,256,280

Restaurants – 0.2%
McDonald’s Corp.		20,220	$1,855,185

Specialty Chemicals – 0.2%
Shin-Etsu Chemical Co. Ltd.		42,700	$2,402,012

Specialty Stores – 0.1%
Esprit Holdings Ltd.		611,800	$940,496

Telecommunications – Wireless – 1.8%
KDDI Corp.		122,400	$9,483,726
NTT DoCoMo, Inc.		1,326	2,151,097
Vodafone Group PLC		2,542,486	7,215,600

			$18,850,423

Telephone Services – 1.2%
AT&T, Inc.		135,460	$5,106,842
China Unicom (Hong Kong) Ltd.		750,000	1,222,878
Deutsche Telekom AG		148,480	1,826,950
TDC A.S.		213,827	1,557,585
Telecom Italia S.p.A.		2,963,481	2,595,302

			$12,309,557

Tobacco – 1.9%
British American Tobacco PLC		104,702	$5,375,667
Japan Tobacco, Inc.		162,400	4,873,665
Lorillard, Inc.		12,070	1,405,552
Philip Morris International, Inc. (s)		96,816	8,707,631

			$20,362,515

Trucking – 0.4%
United Parcel Service, Inc., “B”		14,900	$1,066,393
Yamato Holdings Co. Ltd.		214,100	3,390,923

			$4,457,316

Utilities – Electric Power – 0.2%
PG&E Corp.		55,070	$2,349,832

Total Common Stocks			$363,507,968

BONDS – 59.8%
Asset-Backed & Securitized – 2.4%
Bayview Commercial Asset Trust, FRN, 1.715%, 2023 (z)	CAD	170,000	$172,749

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,729,018	$1,968,701
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	532,759	554,045
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,432,759	1,639,866
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,310,000	2,627,572
CWCapital LLC, 5.223%, 2048	2,310,000	2,594,003
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	482,911	475,667
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049	1,230,759	1,335,110
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051	1,808,573	1,934,314
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	2,310,000	2,673,770
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.041%, 2050	2,373,000	2,550,429
Merrill Lynch Mortgage Trust, FRN, 6.041%, 2050	3,310,000	3,756,972
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	2,460,000	2,751,835
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051	620,000	654,181

		$25,689,214

Automotive – 0.8%
Daimler Finance North America LLC, 1.3%, 2015 (n)	$3,180,000	$3,192,513
Hyundai Capital America, 2.125%, 2017 (n)	266,000	266,038
Nissan Motor Acceptance Corp., 1.95%, 2017 (z)	754,000	760,677
Toyota Motor Credit Corp., 0.875%, 2015	3,110,000	3,125,171
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,052,000	1,092,502

		$8,436,901

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$2,750,000	$3,270,949

Broadcasting – 0.1%
NBCUniversal Media LLC, 5.15%, 2020	$1,166,000	$1,381,808

Building – 0.1%
Owens Corning, Inc., 6.5%, 2016	$1,080,000	$1,212,749

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 0.3%
DIRECTV Holdings LLC, 5.2%, 2020	$1,656,000	$1,882,546
Time Warner Cable, Inc., 5%, 2020	1,020,000	1,182,559

		$3,065,105

Chemicals – 0.1%
Dow Chemical Co., 8.55%, 2019	$930,000	$1,247,095

Electrical Equipment – 0.1%
Ericsson, Inc., 4.125%, 2022	$780,000	$804,231

Emerging Market Quasi-Sovereign – 1.4%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$910,000	$1,071,525
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	519,000	531,975
BNDES Participacoes S.A., 6.5%, 2019 (n)	700,000	862,750
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,791,000	1,992,488
CEZ A.S., 4.25%, 2022 (n)	1,645,000	1,751,563
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	669,000	737,041
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,163,000	1,293,838
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	474,000	512,184
Empresa Nacional del Petroleo, 6.25%, 2019	619,000	713,969
Pemex Project Funding Master Trust, 5.75%, 2018	1,003,000	1,174,764
Petrobras International Finance Co., 5.375%, 2021	2,072,000	2,334,670
Petroleos Mexicanos, 6%, 2020	600,000	717,000
Petroleos Mexicanos, 5.5%, 2021	664,000	778,540

		$14,472,307

Emerging Market Sovereign – 0.6%
Federative Republic of Brazil, 5.625%, 2041	$1,255,000	$1,606,400
Republic of Colombia, 6.125%, 2041	1,241,000	1,681,555
Republic of Peru, 7.35%, 2025	1,400,000	2,051,000
Republic of Peru, 5.625%, 2050	51,000	66,428
Russian Federation, 4.5%, 2022 (n)	400,000	446,520
Russian Federation, 5.625%, 2042 (n)	200,000	240,020

		$6,091,923

Energy – Independent – 0.3%
Apache Corp., 4.75%, 2043	$526,000	$601,032
Encana Corp., 3.9%, 2021	870,000	919,426
EOG Resources, Inc., 2.625%, 2023	546,000	551,885
Hess Corp., 8.125%, 2019	980,000	1,296,649

		$3,368,992

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – 0.2%
General Electric Capital Corp., 4.625%, 2021	$900,000	$1,005,085
SLM Corp., 6.25%, 2016	493,000	534,905

		$1,539,990

Food & Beverages – 0.9%
Anheuser-Busch InBev S.A., 5.375%, 2020	$1,310,000	$1,626,589
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,924,000	2,077,739
Kraft Foods, Inc., 6.125%, 2018	470,000	573,831
Pernod Ricard S.A., 5.5%, 2042 (n)	227,000	259,030
Pernod Ricard S.A., 4.45%, 2022 (n)	241,000	265,691
SABMiller Holdings, Inc., 3.75%, 2022 (n)	466,000	506,047
Tyson Foods, Inc., 6.6%, 2016	3,213,000	3,686,918

		$8,995,845

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017	$910,000	$1,097,500

Forest & Paper Products – 0.2%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$1,590,000	$1,863,520
Votorantim Participacoes S.A., 6.75%, 2021 (n)	600,000	696,000

		$2,559,520

Insurance – 0.5%
American International Group, Inc., 4.875%, 2016	$1,460,000	$1,629,715
Unum Group, 7.125%, 2016	800,000	931,062
UnumProvident Corp., 6.85%, 2015 (n)	2,429,000	2,704,553

		$5,265,330

Insurance – Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014	$320,000	$342,854
Chubb Corp., 6.375% to 2017, FRN to 2067	1,010,000	1,075,650
CNA Financial Corp., 5.875%, 2020	2,000,000	2,335,010
Liberty Mutual Group, Inc., 4.95%, 2022 (n)	677,000	708,141
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	1,089,000	1,102,613
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,000,000	2,120,000

		$7,684,268

International Market Quasi-Sovereign – 0.4%
Statoil A.S.A., 4.25%, 2041	$1,260,000	$1,393,437
Temasek Financial I Ltd., 2.375%, 2023 (n)	2,880,000	2,876,812

		$4,270,249

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – 32.4%
Commonwealth of Australia, 5.75%, 2021	AUD	8,743,000	$11,082,914
Federal Republic of Germany, 3.75%, 2015	EUR	7,276,000	10,133,741
Federal Republic of Germany, 3.25%, 2021	EUR	3,370,000	5,057,165
Federal Republic of Germany, 6.25%, 2030	EUR	4,484,000	9,232,426
Government of Canada, 4.5%, 2015	CAD	8,181,000	9,061,928
Government of Canada, 4.25%, 2018	CAD	13,100,000	15,421,249
Government of Canada, 3.25%, 2021	CAD	2,318,000	2,664,698
Government of Canada, 5.75%, 2033	CAD	1,478,000	2,360,455
Government of Japan, 1.7%, 2017	JPY	1,509,900,000	20,658,601
Government of Japan, 1.1%, 2020	JPY	2,493,700,000	33,378,481
Government of Japan, 2.1%, 2024	JPY	1,176,200,000	16,970,694
Government of Japan, 2.2%, 2027	JPY	553,450,000	7,952,390
Government of Japan, 2.4%, 2037	JPY	724,200,000	10,407,090
Government of New Zealand, 6%, 2021	NZD	5,773,000	5,737,335
Government of Norway, 3.75%, 2021	NOK	32,298,000	6,433,779
Kingdom of Belgium, 4.25%, 2021	EUR	3,641,000	5,403,622
Kingdom of Denmark, 3%, 2021	DKK	37,381,000	7,414,872
Kingdom of Spain, 4%, 2015	EUR	9,383,000	12,052,196
Kingdom of Spain, 5.5%, 2017	EUR	2,511,000	3,295,651
Kingdom of Spain, 4.6%, 2019	EUR	4,095,000	5,006,974
Kingdom of Sweden, 5%, 2020	SEK	59,740,000	11,653,338
Kingdom of the Netherlands, 3.75%, 2014	EUR	8,345,000	11,422,617
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,387,000	2,539,268
Republic of Austria, 4.65%, 2018	EUR	3,314,000	5,056,727
Republic of Finland, 3.875%, 2017	EUR	1,557,000	2,310,340
Republic of Finland, 4%, 2025	EUR	1,331,000	2,079,194
Republic of France, 6%, 2025	EUR	3,219,000	5,696,891
Republic of France, 4.75%, 2035	EUR	5,600,000	9,132,077
Republic of Iceland, 4.875%, 2016 (n)		$1,518,000	1,580,815
Republic of Ireland, 5.5%, 2017	EUR	2,209,000	3,053,980
Republic of Italy, 4.25%, 2015	EUR	8,082,000	10,759,660
Republic of Italy, 5.25%, 2017	EUR	11,463,000	15,564,332
Republic of Italy, 3.75%, 2021	EUR	5,720,000	6,870,498
United Kingdom Treasury, 8%, 2015	GBP	7,479,000	15,043,457

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 5%, 2018	GBP	6,369,000	$12,603,436
United Kingdom Treasury, 8%, 2021	GBP	4,705,000	11,751,711
United Kingdom Treasury, 4.25%, 2027	GBP	2,843,000	5,791,480
United Kingdom Treasury, 4.25%, 2036	GBP	4,570,000	9,114,319

			$341,750,401

Major Banks – 2.2%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$835,000	$895,688
Bank of America Corp., 5.65%, 2018		1,535,000	1,750,170
Bank of America Corp., 7.625%, 2019		2,225,000	2,778,426
Goldman Sachs Group, Inc., 5.75%, 2022		1,056,000	1,216,381
HSBC USA, Inc., 4.875%, 2020		1,870,000	2,015,538
ING Bank N.V., FRN, 1.808%, 2014 (n)		1,900,000	1,906,673
JPMorgan Chase & Co., 4.25%, 2020		2,760,000	3,015,559
Macquarie Bank Ltd., 5%, 2017 (n)		1,502,000	1,604,286
Morgan Stanley, 7.3%, 2019		1,772,000	2,090,951
PNC Financial Services Group, Inc., 5.125%, 2020		1,670,000	1,978,888
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		860,000	961,076
Wells Fargo & Co., 2.1%, 2017		3,160,000	3,269,289

			$23,482,925

Medical & Health Technology & Services – 0.3%
Aristotle Holding, Inc., 2.65%, 2017 (n)		$2,800,000	$2,934,128
Aristotle Holding, Inc., 3.9%, 2022 (n)		285,000	310,494

			$3,244,622

Metals & Mining – 0.2%
Southern Copper Corp., 6.75%, 2040		$407,000	$468,135
Teck Resources Ltd., 10.75%, 2019		414,000	498,911
Vale Overseas Ltd., 4.625%, 2020		410,000	437,158
Vale Overseas Ltd., 4.375%, 2022		998,000	1,049,059

			$2,453,263

Mortgage-Backed – 7.5%
Fannie Mae, 4.717%, 2012		$77,587	$77,578
Fannie Mae, 5.418%, 2013		89,023	89,013
Fannie Mae, 4.561%, 2014		65,958	68,880

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.606%, 2014	$112,114	$116,420
Fannie Mae, 4.792%, 2014	379,153	390,771
Fannie Mae, 4.564%, 2015	641,201	674,145
Fannie Mae, 4.78%, 2015	90,238	97,799
Fannie Mae, 4.815%, 2015	237,126	256,015
Fannie Mae, 4.856%, 2015	71,817	77,734
Fannie Mae, 4.997%, 2015	284,287	313,927
Fannie Mae, 5.466%, 2015	142,707	157,889
Fannie Mae, 5.5%, 2015 - 2037	2,011,820	2,201,056
Fannie Mae, 5.09%, 2016	99,000	110,481
Fannie Mae, 5.272%, 2016	544,935	611,803
Fannie Mae, 5.423%, 2016	95,210	107,621
Fannie Mae, 5.724%, 2016	680,682	776,593
Fannie Mae, 3.308%, 2017	1,664,685	1,821,106
Fannie Mae, 4.991%, 2017	38,277	41,155
Fannie Mae, 5.05%, 2017	482,124	539,480
Fannie Mae, 2.578%, 2018	1,800,000	1,914,023
Fannie Mae, 3.84%, 2018	490,034	547,546
Fannie Mae, 3.849%, 2018	1,776,183	1,995,499
Fannie Mae, 5.341%, 2018	603,412	699,258
Fannie Mae, 4.45%, 2019	433,159	501,718
Fannie Mae, 4.57%, 2019	238,515	276,114
Fannie Mae, 4.6%, 2019	615,000	717,502
Fannie Mae, 6.16%, 2019	60,249	69,108
Fannie Mae, 5%, 2020 - 2040	8,216,195	9,057,807
Fannie Mae, 4.5%, 2023 - 2040	9,551,817	10,402,296
Fannie Mae, 4%, 2025	331,842	363,130
Fannie Mae, 6%, 2037 - 2038	2,399,606	2,651,762
Fannie Mae, TBA, 3%, 2042	6,630,000	6,965,644
Freddie Mac, 3.882%, 2017	1,357,000	1,543,399
Freddie Mac, 2.323%, 2018	447,000	473,674
Freddie Mac, 2.412%, 2018 (n)	2,482,000	2,629,751
Freddie Mac, 2.699%, 2018	705,000	763,215
Freddie Mac, 4.186%, 2019	650,000	754,556
Freddie Mac, 5.085%, 2019	30,000	36,328
Freddie Mac, 2.757%, 2020	319,944	341,482
Freddie Mac, 3.32%, 2020	1,804,144	1,966,405
Freddie Mac, 4%, 2025	830,400	883,784
Freddie Mac, 5.5%, 2034 - 2037	331,937	365,647
Freddie Mac, 5%, 2036 - 2038	2,629,952	2,854,231
Freddie Mac, 4.5%, 2040	2,265,854	2,443,785
Freddie Mac, 4.5%, 2040 (f)	6,145,741	6,628,346
Ginnie Mae, 5%, 2040 - 2041	4,794,988	5,329,529
Ginnie Mae, TBA, 3%, 2042	6,400,000	6,835,000

		$78,540,005

Natural Gas – Pipeline – 0.2%
Energy Transfer Partners LP, 4.65%, 2021	$1,664,000	$1,789,482

Oil Services – 0.3%
Transocean, Inc., 6.5%, 2020	$2,200,000	$2,627,196

Other Banks & Diversified Financials – 0.7%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,300,000	$1,303,043
BB&T Corp., 3.95%, 2016	1,820,000	2,007,800

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Capital One Financial Corp., 8.8%, 2019	$815,000	$1,075,652
Citigroup, Inc., 6.125%, 2018	733,000	867,738
SunTrust Banks, Inc., 3.5%, 2017	550,000	590,328
Svenska Handelsbanken AB, 2.875%, 2017	757,000	796,678
Swedbank AB, 2.125%, 2017 (n)	421,000	421,854
U.S. Bancorp, 2.95%, 2022	402,000	405,825

		$7,468,918

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020	$2,330,000	$2,803,517
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	631,000	627,290

		$3,430,807

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$1,469,000	$1,994,918

Telecommunications – Wireless – 0.3%
American Tower Corp., REIT, 4.7%, 2022	$327,000	$358,695
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,030,000	2,444,900

		$2,803,595

Telephone Services – 0.0%
Oi S.A., 5.75%, 2022 (n)	$432,000	$452,520

Tobacco – 0.1%
Altria Group, Inc., 9.7%, 2018	$492,000	$704,692

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)	$376,000	$387,267
ERAC USA Finance Co., 7%, 2037 (n)	1,224,000	1,525,252

		$1,912,519

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 2015	$649,000	$724,784
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	130,997
Small Business Administration, 5.09%, 2025	35,473	39,820
Small Business Administration, 5.21%, 2026	1,132,113	1,274,027

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.31%, 2027	$281,168	$322,203

		$2,491,831

U.S. Treasury Obligations – 4.7%
U.S. Treasury Bonds, 6.875%, 2025 (f)	$8,386,000	$13,074,294
U.S. Treasury Bonds, 5.25%, 2029	855,000	1,199,138
U.S. Treasury Bonds, 4.5%, 2039 (f)	5,503,000	7,406,697
U.S. Treasury Notes, 4.75%, 2017 (f)	6,127,000	7,346,653
U.S. Treasury Notes, 3.5%, 2020 (f)	17,328,000	20,288,645

		$49,315,427

Utilities – Electric Power – 0.5%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$803,892
Progress Energy, Inc., 7.05%, 2019	2,150,000	2,723,937
TECO Energy, Inc., 6.572%, 2017	1,361,000	1,651,778

		$5,179,607

Total Bonds		$630,096,704

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Russell 2000 Index - December 2012 @ $650	310	$63,550
iShares Russell 2000 Index - January 2013 @ $68	8,125	455,000

Total Put Options Purchased		518,550

Issuer	Shares/Par
MONEY MARKET FUNDS – 5.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	53,003,465	$53,003,465

Total Investments		$1,047,126,687

WHEN-ISSUED EQUITY SALE – (0.1)%
Business Services – (0.1)%
ADT Corp.	(14,520)	$(522,720)

OTHER ASSETS, LESS LIABILITIES – 0.7%		7,300,046

Net Assets – 100.0%		$1,053,904,013

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,129,953, representing 4.7% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2012, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

(w)	When-issued security. At September 30, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.715%, 2023	5/25/2006	$170,247	$172,749
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/2011	468,424	475,667
Nissan Motor Acceptance Corp., 1.95%, 2017	9/05/2012	753,321	760,677
Total Restricted Securities			$1,409,093
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

7

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	1,811,279	10/12/12	$1,875,325	$1,877,345	$2,020
SELL	AUD	Goldman Sachs International	8,505,519	11/08/12	8,843,145	8,794,834	48,311
SELL	AUD	JPMorgan Chase Bank N.A.	18,833,295	11/08/12	19,590,676	19,473,911	116,765
BUY	CAD	Goldman Sachs International	46,000	10/12/12	45,759	46,780	1,021
BUY	CAD	Merrill Lynch International Bank	128,000	10/12/12	125,505	130,170	4,665
SELL	CAD	Citibank N.A.	213,000	10/12/12	218,132	216,612	1,520
BUY	CHF	Barclays Bank PLC	6,000	10/12/12	6,109	6,381	272
BUY	CHF	UBS AG	4,570,000	10/12/12	4,671,670	4,860,001	188,331
BUY	CZK	Goldman Sachs International	14,915,000	10/12/12	718,674	762,437	43,763
BUY	EUR	Barclays Bank PLC	12,276,500	10/12/12	15,193,330	15,777,458	584,128
BUY	EUR	Citibank N.A.	827,000	10/12/12	1,024,321	1,062,840	38,519
BUY	EUR	Credit Suisse Group	21,056,701	10/12/12	25,871,613	27,061,556	1,189,943
BUY	EUR	Deutsche Bank AG	1,486,000	10/12/12	1,810,040	1,909,771	99,731
BUY	EUR	UBS AG	1,870,631	10/12/12	2,307,350	2,404,089	96,739
SELL	EUR	Citibank N.A.	8,910,199	10/12/12	11,460,619	11,451,170	9,449
BUY	GBP	Barclays Bank PLC	360,000	10/12/12	570,862	581,310	10,448
BUY	GBP	Citibank N.A.	154,000	10/12/12	245,066	248,672	3,606
BUY	GBP	JPMorgan Chase Bank N.A.	26,695,124	11/08/12	42,770,072	43,102,488	332,416
BUY	GBP	Merrill Lynch International Bank	140,000	10/12/12	216,531	226,065	9,534
BUY	INR	Barclays Bank PLC	92,274,000	10/18/12	1,704,674	1,744,175	39,501
BUY	JPY	Barclays Bank PLC	189,817,297	10/12/12	2,417,080	2,432,507	15,427
BUY	JPY	Citibank N.A.	2,112,295,221	10/12/12	26,596,744	27,069,049	472,305
BUY	JPY	Credit Suisse Group	22,644,000	10/12/12	289,754	290,183	429
BUY	JPY	Deutsche Bank AG	25,392,000	10/12/12	323,612	325,398	1,786
BUY	JPY	Merrill Lynch International Bank	2,112,702,221	10/12/12	26,580,436	27,074,264	493,828
BUY	JPY	UBS AG	87,866,711	10/12/12	1,117,371	1,126,011	8,640
SELL	JPY	Goldman Sachs International	2,087,390,032	11/08/12	26,824,000	26,755,767	68,233
BUY	KRW	JPMorgan Chase Bank N.A.	1,291,625,200	10/10/12	1,139,502	1,161,782	22,280
BUY	KRW	Merrill Lynch International Bank	148,239,000	10/10/12	131,085	133,337	2,252
BUY	MXN	Citibank N.A.	22,529,000	10/12/12	1,710,817	1,748,533	37,716
BUY	MXN	JPMorgan Chase Bank N.A.	26,663,588	10/12/12	1,982,791	2,069,429	86,638
BUY	MYR	Barclays Bank PLC	449,000	11/06/12	144,086	146,518	2,432
BUY	MYR	JPMorgan Chase Bank N.A.	3,846,756	11/06/12	1,234,121	1,255,278	21,157
BUY	NOK	Credit Suisse Group	629,000	10/12/12	105,938	109,754	3,816
BUY	NOK	Deutsche Bank AG	308,000	10/12/12	51,782	53,743	1,961
BUY	NOK	JPMorgan Chase Bank N.A.	213,477,567	11/08/12	36,951,000	37,212,346	261,346
BUY	NZD	Citibank N.A.	121,000	10/12/12	97,477	100,220	2,743
BUY	NZD	JPMorgan Chase Bank N.A.	29,802,019	11/08/12	24,145,000	24,640,374	495,374
BUY	PLN	Deutsche Bank AG	5,198,000	11/23/12	1,560,961	1,612,451	51,490
SELL	PLN	Citibank N.A.	63,000	11/23/12	19,691	19,543	148
BUY	SEK	Citibank N.A.	5,878,007	10/12/12	874,982	894,576	19,594
BUY	SEK	Deutsche Bank AG	435,000	10/12/12	64,913	66,203	1,290
BUY	SEK	Goldman Sachs International	302,224,498	10/12/12-11/08/12	44,989,362	45,959,316	969,954
BUY	SEK	JPMorgan Chase Bank N.A.	154,310,633	11/08/12	22,593,396	23,465,976	872,580
BUY	SGD	UBS AG	1,308,000	10/12/12	1,032,462	1,065,827	33,365
BUY	THB	HSBC Bank	44,082,000	12/19/12	1,422,000	1,424,033	2,033
BUY	THB	JPMorgan Chase Bank N.A.	609,000	11/30/12	19,573	19,690	117
BUY	ZAR	Barclays Bank PLC	13,734,135	11/30/12	1,621,919	1,636,845	14,926
SELL	ZAR	Citibank N.A.	603,000	11/30/12	72,156	71,866	290

							$6,784,832

8

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Citibank N.A.	1,947,718	10/12/12	$2,046,691	$2,018,761	$(27,930)
BUY	AUD	Goldman Sachs International	6,812,666	11/08/12	7,074,000	7,044,399	(29,601)
BUY	AUD	JPMorgan Chase Bank N.A.	11,748,509	11/08/12	12,314,000	12,148,135	(165,865)
SELL	AUD	Barclays Bank PLC	203,000	10/12/12	208,960	210,404	(1,444)
SELL	AUD	Credit Suisse Group	83,000	10/12/12	84,635	86,027	(1,392)
SELL	AUD	Goldman Sachs International	83,000	10/12/12	83,256	86,027	(2,771)
SELL	AUD	Westpac Banking Corp.	5,513,750	10/12/12	5,581,680	5,714,864	(133,184)
BUY	CAD	JPMorgan Chase Bank N.A.	40,128,582	11/08/12	41,240,000	40,785,418	(454,582)
SELL	CAD	Barclays Bank PLC	71,000	10/12/12	71,596	72,204	(608)
SELL	CAD	Citibank N.A.	104,000	10/12/12	105,175	105,763	(588)
SELL	CAD	JPMorgan Chase Bank N.A.	18,627,076	11/08/12	18,537,060	18,931,969	(394,909)
SELL	CAD	Merrill Lynch International Bank	11,249,694	10/12/12	10,984,206	11,440,439	(456,233)
SELL	CHF	Deutsche Bank AG	100,000	10/12/12	104,555	106,346	(1,791)
SELL	CHF	Goldman Sachs International	2,870,887	11/08/12	2,960,807	3,054,554	(93,747)
SELL	CHF	JPMorgan Chase Bank N.A.	944,657	11/08/12	974,080	1,005,092	(31,012)
BUY	DKK	Goldman Sachs International	830,000	10/12/12	145,418	143,094	(2,324)
SELL	DKK	Citibank N.A.	29,578,621	10/12/12	4,891,315	5,099,416	(208,101)
SELL	DKK	Goldman Sachs International	10,498,333	11/08/12	1,731,490	1,810,867	(79,377)
BUY	EUR	Barclays Bank PLC	420,000	10/12/12	548,072	539,774	(8,298)
BUY	EUR	Citibank N.A.	1,728,502	10/12/12	2,226,333	2,221,428	(4,905)
BUY	EUR	Credit Suisse Group	176,000	10/12/12	226,871	226,191	(680)
BUY	EUR	UBS AG	12,002,416	12/17/12	15,489,058	15,436,224	(52,834)
SELL	EUR	Barclays Bank PLC	11,664,116	10/12/12	14,467,157	14,990,436	(523,279)
SELL	EUR	Citibank N.A.	78,000	10/12/12	98,198	100,244	(2,046)
SELL	EUR	Credit Suisse Group	1,719,000	10/12/12	2,095,478	2,209,217	(113,739)
SELL	EUR	Deutsche Bank AG	1,629,959	10/12/12	2,025,484	2,094,784	(69,300)
SELL	EUR	Goldman Sachs International	76,972,866	10/12/12-11/08/12	94,872,975	98,949,598	(4,076,623)
SELL	EUR	JPMorgan Chase Bank N.A.	33,726,182	11/08/12	41,806,301	43,355,715	(1,549,414)
BUY	GBP	Credit Suisse Group	12,000	10/12/12	19,469	19,377	(92)
SELL	GBP	Barclays Bank PLC	4,994,170	10/12/12	7,760,156	8,064,341	(304,185)
SELL	GBP	Citibank N.A.	124,000	10/12/12	194,586	200,229	(5,643)
SELL	GBP	Deutsche Bank AG	4,704,170	10/12/12	7,300,120	7,596,063	(295,943)
SELL	GBP	JPMorgan Chase Bank N.A.	27,470,709	11/08/12	43,006,000	44,354,765	(1,348,765)
SELL	HUF	Barclays Bank PLC	237,000	10/17/12	1,045	1,066	(21)
SELL	JPY	Barclays Bank PLC	317,099,569	10/12/12	4,045,427	4,063,629	(18,202)
SELL	JPY	Citibank N.A.	524,737,210	10/12/12	6,709,516	6,724,504	(14,988)
SELL	JPY	Credit Suisse Group	58,898,000	10/12/12	750,826	754,777	(3,951)
SELL	JPY	Deutsche Bank AG	3,621,000	10/12/12	46,168	46,403	(235)
SELL	JPY	Goldman Sachs International	4,800,215,549	11/08/12	61,413,023	61,528,246	(115,223)
SELL	JPY	JPMorgan Chase Bank N.A.	10,312,278,828	11/08/12	131,925,402	132,180,821	(255,419)
SELL	JPY	UBS AG	142,836,693	10/12/12	1,810,343	1,830,451	(20,108)
SELL	KRW	Citibank N.A.	268,007,000	10/10/12-12/04/12	239,225	240,495	(1,270)
BUY	MXN	Citibank N.A.	513,000	10/12/12	39,892	39,815	(77)
BUY	MXN	Deutsche Bank AG	21,384,000	10/12/12	1,673,017	1,659,667	(13,350)
SELL	MXN	Barclays Bank PLC	23,184,000	10/12/12	1,738,204	1,799,369	(61,165)
BUY	MYR	Barclays Bank PLC	5,130,000	10/18/12	1,686,391	1,676,380	(10,011)
SELL	MYR	JPMorgan Chase Bank N.A.	389,000	10/18/12	126,813	127,117	(304)
BUY	NOK	Barclays Bank PLC	568,000	10/12/12	99,308	99,110	(198)
SELL	NOK	Barclays Bank PLC	24,734,097	10/12/12	4,046,191	4,315,838	(269,647)
SELL	NOK	Citibank N.A.	8,036,111	10/12/12	1,312,211	1,402,216	(90,005)
SELL	NOK	Credit Suisse Group	268,000	10/12/12	46,071	46,763	(692)
SELL	NOK	JPMorgan Chase Bank N.A.	165,128,271	11/08/12	27,307,272	28,784,338	(1,477,066)
SELL	NZD	Barclays Bank PLC	149,000	10/12/12	117,908	123,411	(5,503)
SELL	NZD	Goldman Sachs International	25,225,135	10/12/12-11/08/12	20,500,634	20,858,026	(357,392)

9

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	NZD	JPMorgan Chase Bank N.A.	36,299,158	11/08/12	$29,192,146	$30,012,222	$(820,076)
SELL	NZD	UBS AG	4,683,966	10/12/12	3,693,580	3,879,543	(185,963)
BUY	PLN	Goldman Sachs International	411,000	10/12/12	128,925	128,133	(792)
BUY	RUB	JPMorgan Chase Bank N.A.	51,641,000	11/06/12	1,678,018	1,646,168	(31,850)
BUY	SEK	Barclays Bank PLC	742,000	10/12/12	112,976	112,925	(51)
SELL	SEK	Credit Suisse Group	58,392,034	10/12/12	8,338,384	8,886,703	(548,319)
SELL	SEK	Deutsche Bank AG	1,595,000	10/12/12	237,089	242,744	(5,655)
SELL	SEK	Goldman Sachs International	1,330,000	10/12/12	188,349	202,413	(14,064)
BUY	THB	JPMorgan Chase Bank N.A.	2,675,000	11/30/12	86,570	86,489	(81)
BUY	ZAR	Citibank N.A.	2,232,000	10/12/12	273,751	267,804	(5,947)

							$(14,768,830)

Futures Contracts Outstanding at 9/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AUST SPI 200 Index (Short)	AUD	262	$29,535,961	December - 2012	$351,399
Hang Seng China ENT Index (Long)	HKD	179	11,298,023	October - 2012	188,530
NIKKEI 225 Index (Short)	JPY	207	23,370,706	December - 2012	185,759
OMX 30 Index (Short)	SEK	1,132	18,525,454	October - 2012	734,605
Russell 2000 Index (Short)	USD	261	21,777,840	December - 2012	457,267
S&P 500 E-Mini Index (Short)	USD	289	20,724,190	December - 2012	233,940
S&P TSE 60 Index (Short)	CAD	347	49,464,531	December - 2012	217,249

					$2,368,749

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	574	$75,553,015	December - 2012	$1,314,682
UK Long Gilt Bond 10 yr (Short)	GBP	105	20,451,595	December - 2012	36,840
US Treasury Note 10 yr (Long)	USD	478	63,805,531	December - 2012	350,296

					$1,701,818

					$4,070,567

Liability Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	138	$11,498,522	October - 2012	$(495,881)
Bovespa Index (Long)	BRL	1,156	33,826,650	October - 2012	(452,826)
CAC 40 Index (Long)	EUR	1,084	46,707,086	October - 2012	(2,924,705)
DAX Index (Long)	EUR	167	38,835,151	December - 2012	(948,525)
FTSE 100 Index (Long)	GBP	131	12,085,207	December - 2012	(381,090)
FTSE JSE Top 40 Index (Long)	ZAR	443	16,918,416	December - 2012	(384,962)
FTSE MIB Index (Long)	EUR	416	40,211,159	December - 2012	(3,991,543)
Hang Seng Index (Short)	HKD	246	32,984,530	October - 2012	(444,588)
IBEX 35 Index (Long)	EUR	272	26,853,962	October - 2012	(1,723,510)
KOSPI 200 Index (Short)	KRW	49	5,766,238	December - 2012	(76,019)
MexBol Index (Short)	MXN	195	6,226,729	December - 2012	(5,982)
MSCI Taiwan Index (Long)	USD	66	1,799,647	October - 2012	(9,794)
S&P CNX Nifty Index (Short)	USD	548	6,271,636	October - 2012	(46,933)
TURKDEK ISE 30 Index (Long)	TRY	5,241	23,807,751	October - 2012	(73,626)

					$(11,959,984)

10

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
German Euro Bund 10 yr (Short)	EUR	202	$36,800,663	December - 2012	$(58,969)
Govt of Canada Bond 10 yr (Short)	CAD	379	52,923,528	December - 2012	(472,503)
Japan Govt Bond 10 yr (Short)	JPY	46	84,991,543	December - 2012	(151,205)

					$(682,677)

					$(12,642,661)

At September 30, 2012 , the fund had cash collateral of $5,383,495 and other liquid securities with an aggregate value of $46,174,044 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

12

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$179,404,038	$—	$—	$179,404,038
United Kingdom	54,581,953	—	—	54,581,953
Japan	27,512,119	20,214,671	—	47,726,790
Switzerland	20,773,425	—	—	20,773,425
Germany	18,915,857	—	—	18,915,857
France	10,915,946	—	—	10,915,946
Netherlands	9,045,402	—	—	9,045,402
Taiwan	3,984,394	—	—	3,984,394
Sweden	3,590,453	—	—	3,590,453
Other Countries	12,791,968	2,296,292	—	15,088,260
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	51,807,258	—	51,807,258
Non-U.S. Sovereign Debt	—	366,584,880	—	366,584,880
Corporate Bonds	—	79,022,482	—	79,022,482
Residential Mortgage-Backed Securities	—	78,540,005	—	78,540,005
Commercial Mortgage-Backed Securities	—	25,213,547	—	25,213,547
Asset-Backed Securities (including CDOs)	—	475,667	—	475,667
Foreign Bonds	—	28,452,865	—	28,452,865
Mutual Funds	53,003,465	—	—	53,003,465
Total Investments	$394,519,020	$652,607,667	$—	$1,047,126,687
When-Issued Equity Sale	$(522,720)	$—	$—	$(522,720)

Other Financial Instruments
Futures Contracts	$(8,646,822)	$74,728	$—	$(8,572,094)
Forward Foreign Currency Exchange Contracts	—	(7,983,998)	—	(7,983,998)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $21,307,683 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $79,335,028 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$969,581,500
Gross unrealized appreciation	87,366,214
Gross unrealized depreciation	(9,821,027)
Net unrealized appreciation (depreciation)	$77,545,187

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institiutional Money Market Portfolio	101,959,847	237,958,045	(286,914,427)	53,003,465

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institiutional Money Market Portfolio	$—	$—	$67,802	$53,003,465

13

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	47.3%
United Kingdom	9.6%
Italy	7.3%
France	7.0%
Australia	5.8%
Spain	4.9%
Germany	4.8%
Brazil	4.3%
Canada	(6.5)%
Other Countries	15.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

QUARTERLY REPORT

September 30, 2012

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.1%
Aerospace – 0.7%
Bombardier, Inc., 7.5%, 2018 (n)	$85,000	$96,227
Bombardier, Inc., 7.75%, 2020 (n)	25,000	28,688
CPI International, Inc., 8%, 2018	55,000	52,388
Huntington Ingalls Industries, Inc., 7.125%, 2021	105,000	113,006
Kratos Defense & Security Solutions, Inc., 10%, 2017	70,000	75,600

		$365,909

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.768%, 2013	$151,785	$148,750

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 8%, 2016	$30,000	$33,150
Hanesbrands, Inc., 6.375%, 2020	30,000	32,550
Jones Group, Inc., 6.875%, 2019	45,000	46,463
Levi Strauss & Co., 6.875%, 2022	5,000	5,213
Phillips-Van Heusen Corp., 7.375%, 2020	65,000	73,450

		$190,826

Asset-Backed & Securitized – 2.4%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040 (z)	$165,477	$106,864
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	94,845	96,628
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	55,135	54,032
Crest Ltd., CDO, 7%, 2040 (a)(p)	315,627	15,781
Falcon Franchise Loan LLC, FRN, 5.731%, 2023 (i)(z)	153,141	14,548
Falcon Franchise Loan LLC, FRN, 5.839%, 2025 (i)(z)	166,474	26,220
First Union-Lehman Brothers Bank of America, FRN, 0.586%, 2035 (i)	1,633,356	27,832
GMAC LLC, FRN, 6.02%, 2033 (z)	131,776	135,216
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	151,563
Morgan Stanley Capital I, Inc., FRN, 1.377%, 2039 (i)(z)	826,750	17,048
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013 (z)	411,000	410,171
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032 (z)	191,846	195,690

		$1,251,593

Automotive – 2.2%
Accuride Corp., 9.5%, 2018	$100,000	$102,750
Allison Transmission, Inc., 7.125%, 2019 (n)	85,000	91,163
Ford Motor Co., 7.45%, 2031	20,000	24,875
Ford Motor Credit Co. LLC, 12%, 2015	230,000	285,200
General Motors Financial Co., Inc., 6.75%, 2018	80,000	89,030
Goodyear Tire & Rubber Co., 8.25%, 2020	15,000	16,613
Goodyear Tire & Rubber Co., 7%, 2022	25,000	26,500
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	203,710

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Jaguar Land Rover PLC, 7.75%, 2018 (n)	$150,000	$161,813
Lear Corp., 8.125%, 2020	32,000	36,160
Nissan Motor Acceptance Corp., 1.95%, 2017 (z)	130,000	131,151

		$1,168,965

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$44,000	$50,820

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$150,000	$178,415

Broadcasting – 3.0%
Allbritton Communications Co., 8%, 2018	$30,000	$32,625
AMC Networks, Inc., 7.75%, 2021	34,000	38,420
CBS Corp., 5.75%, 2020	40,000	48,093
CBS Corp., 3.375%, 2022	148,000	154,628
Clear Channel Communications, Inc., 9%, 2021	59,000	52,510
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	25,000	24,375
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	4,800
Hughes Network Systems LLC, 7.625%, 2021	30,000	33,225
Intelsat Bermuda Ltd., 11.25%, 2017	90,000	95,175
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	70,000	74,200
Intelsat Jackson Holdings Ltd., 11.25%, 2016	15,000	15,656
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (z)	45,000	44,775
LBI Media, Inc., 8.5%, 2017 (z)	55,000	13,475
Liberty Media Corp., 8.5%, 2029	45,000	47,475
Liberty Media Corp., 8.25%, 2030	25,000	26,375
Local TV Finance LLC, 9.25%, 2015 (p)(z)	41,186	42,010
NBCUniversal Media LLC, 5.95%, 2041	161,000	197,206
Newport Television LLC, 13%, 2017 (n)(p)	46,671	50,405
News America, Inc., 8.5%, 2025	75,000	101,046
Nexstar Broadcasting Group, Inc., 8.875%, 2017	20,000	21,750
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	27,688
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,513
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	34,125
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	82,875
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	5,000	4,975
Starz LLC/Starz Finance Corp., 5%, 2019 (z)	15,000	15,338
Townsquare Radio LLC, 9%, 2019 (z)	20,000	21,500
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	72,100
Univision Communications, Inc., 7.875%, 2020 (n)	20,000	21,400
Univision Communications, Inc., 8.5%, 2021 (n)	35,000	35,525
Vivendi S.A., 4.75%, 2022 (n)	160,000	167,840

		$1,607,103

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – 1.0%
BlackRock, Inc., 3.375%, 2022	$55,000	$58,248
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	153,000	159,523
E*TRADE Financial Corp., 7.875%, 2015	40,000	40,750
E*TRADE Financial Corp., 12.5%, 2017	60,000	68,175
TD Ameritrade Holding Corp., 5.6%, 2019	175,000	205,633

		$532,329

Building – 0.8%
Building Materials Holding Corp., 6.875%, 2018 (n)	$20,000	$21,450
Building Materials Holding Corp., 7%, 2020 (n)	20,000	21,700
Building Materials Holding Corp., 6.75%, 2021 (n)	20,000	21,900
CRH PLC, 8.125%, 2018	120,000	145,930
HD Supply, Inc., 8.125%, 2019 (n)	20,000	21,700
Masonite International Corp., 8.25%, 2021 (n)	50,000	52,750
Nortek, Inc., 8.5%, 2021	80,000	85,200
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	15,000	16,350
USG Corp., 6.3%, 2016	30,000	30,300
USG Corp., 7.875%, 2020 (n)	25,000	27,031

		$444,311

Business Services – 0.7%
Ceridian Corp., 12.25%, 2015 (p)	$35,000	$34,825
Ceridian Corp., 8.875%, 2019 (n)	10,000	10,800
Fidelity National Information Services, Inc., 7.625%, 2017	20,000	21,900
Fidelity National Information Services, Inc., 5%, 2022	35,000	36,138
iGate Corp., 9%, 2016	70,000	76,825
Iron Mountain, Inc., 8.375%, 2021	60,000	66,450
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	50,000	49,000
Lender Processing Services, Inc., 5.75%, 2023	30,000	30,000
SunGard Data Systems, Inc., 10.25%, 2015	10,000	10,250
SunGard Data Systems, Inc., 7.375%, 2018	20,000	21,450

		$357,638

Cable TV – 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$10,000	$10,925
CCH II LLC, 13.5%, 2016	22,463	24,372
CCO Holdings LLC, 7.875%, 2018	85,000	92,013
CCO Holdings LLC, 8.125%, 2020	70,000	79,100
CCO Holdings LLC, 7.375%, 2020	20,000	22,325
Cequel Communications Holdings, 8.625%, 2017 (n)	25,000	26,688
DIRECTV Holdings LLC, 5.875%, 2019	70,000	82,337
DIRECTV Holdings LLC, 3.8%, 2022	200,000	205,813
DISH DBS Corp., 6.75%, 2021	30,000	32,700
EchoStar Corp., 7.125%, 2016	30,000	33,150

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
Myriad International Holdings B.V., 6.375%, 2017 (n)		$128,000	$144,960
Time Warner Cable, Inc., 8.25%, 2019		190,000	255,022
Virgin Media Finance PLC, 8.375%, 2019		100,000	113,750
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	70,517

			$1,193,672

Chemicals – 1.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$85,000	$93,075
Dow Chemical Co., 8.55%, 2019		260,000	348,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		60,000	61,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		10,000	8,925
Huntsman International LLC, 8.625%, 2021		65,000	74,425
Momentive Performance Materials, Inc., 12.5%, 2014		55,000	56,650
Momentive Performance Materials, Inc., 11.5%, 2016		34,000	19,125
Polypore International, Inc., 7.5%, 2017		30,000	32,325
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		100,000	112,905

			$807,730

Computer Software – 0.7%
Infor (US), Inc., 11.5%, 2018 (n)		$55,000	$62,700
Infor (US), Inc., 9.375%, 2019 (n)		15,000	16,650
Nuance Communications, Inc., 5.375%, 2020 (n)		15,000	15,488
Oracle Corp., 5.375%, 2040		103,000	131,392
Seagate HDD Cayman, 6.875%, 2020		30,000	31,988
Syniverse Holdings, Inc., 9.125%, 2019		60,000	64,500
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		15,000	16,350
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		10,000	11,775

			$350,843

Computer Software – Systems – 0.4%
Audatex North America, Inc., 6.75%, 2018 (n)		$15,000	$16,013
CDW LLC/CDW Finance Corp., 12.535%, 2017		40,000	42,700
CDW LLC/CDW Finance Corp., 8.5%, 2019		75,000	81,563
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		45,000	49,613

			$189,889

Conglomerates – 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$85,000	$91,800
Dynacast International LLC, 9.25%, 2019		35,000	36,925
Griffon Corp., 7.125%, 2018		70,000	74,113
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014		61,000	68,679

			$271,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – 0.4%
Easton-Bell Sports, Inc., 9.75%, 2016	$45,000	$48,656
Elizabeth Arden, Inc., 7.375%, 2021	50,000	56,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	5,000	5,425
Libbey Glass, Inc., 6.875%, 2020 (n)	15,000	16,125
Mattel, Inc., 5.45%, 2041	83,000	92,786
Wolverine World Wide, Inc., 6.125%, 2020 (z)	5,000	5,150

		$224,142

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 2017 (n)	$200,000	$202,788
Service Corp. International, 7%, 2017	135,000	155,250
Service Corp. International, 7%, 2019	10,000	11,050

		$369,088

Containers – 0.4%
Ball Corp., 5%, 2022	$25,000	$26,188
Greif, Inc., 6.75%, 2017	125,000	138,125
Reynolds Group, 5.75%, 2020 (z)	25,000	25,000

		$189,313

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$231,374
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	71,395
Ducommun, Inc., 9.75%, 2018	55,000	58,025
MOOG, Inc., 7.25%, 2018	40,000	42,500

		$403,294

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015	$40,000	$35,500
Avaya, Inc., 7%, 2019 (n)	15,000	13,950
Ericsson, Inc., 4.125%, 2022	115,000	118,573

		$168,023

Electronics – 0.5%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$80,000	$87,000
Nokia Corp., 5.375%, 2019	20,000	16,750
Sensata Technologies B.V., 6.5%, 2019 (n)	90,000	96,075
Tyco Electronics Group S.A., 3.5%, 2022	48,000	49,047

		$248,872

Emerging Market Quasi-Sovereign – 1.5%
IIRSA Norte Finance Ltd., 8.75%, 2024	$120,976	$148,800
Petrobras International Finance Co., 7.875%, 2019	81,000	101,742
Petrobras International Finance Co., 6.75%, 2041	73,000	90,604
Petroleos Mexicanos, 5.5%, 2021	116,000	136,010
Petroleos Mexicanos, 4.875%, 2022	54,000	61,020
Petroleos Mexicanos, 6.5%, 2041	49,000	61,079
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	161,600	176,548

		$775,803

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – 0.3%
Republic of Philippines, 6.375%, 2034	$100,000	$137,750
Republic of Poland, 5%, 2022	23,000	26,680
United Mexican States, 5.95%, 2019	6,000	7,440

		$171,870

Energy – Independent – 3.1%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$20,000	$3,800
BreitBurn Energy Partners LP, 8.625%, 2020	25,000	27,313
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	50,000	51,750
Carrizo Oil & Gas, Inc., 8.625%, 2018	20,000	21,450
Chaparral Energy, Inc., 7.625%, 2022 (n)	55,000	57,750
Chesapeake Energy Corp., 6.875%, 2020	45,000	47,475
Concho Resources, Inc., 8.625%, 2017	35,000	38,588
Concho Resources, Inc., 6.5%, 2022	60,000	66,150
Continental Resources, Inc., 8.25%, 2019	50,000	56,250
Denbury Resources, Inc., 8.25%, 2020	80,000	90,200
Energy XXI Gulf Coast, Inc., 9.25%, 2017	80,000	89,800
EQT Corp., 4.875%, 2021	74,000	77,822
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	115,000	125,350
EXCO Resources, Inc., 7.5%, 2018	50,000	46,750
Harvest Operations Corp., 6.875%, 2017	80,000	87,600
Hess Corp., 8.125%, 2019	60,000	79,387
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	20,000	22,250
Laredo Petroleum, Inc., 9.5%, 2019	30,000	33,975
LINN Energy LLC, 6.5%, 2019 (n)	15,000	15,000
LINN Energy LLC, 8.625%, 2020	30,000	32,850
LINN Energy LLC, 7.75%, 2021	37,000	39,128
MEG Energy Corp., 6.5%, 2021 (z)	10,000	10,700
Newfield Exploration Co., 6.875%, 2020	70,000	76,825
Plains Exploration & Production Co., 8.625%, 2019	50,000	55,750
QEP Resources, Inc., 6.875%, 2021	95,000	107,350
Range Resources Corp., 8%, 2019	35,000	38,850
Range Resources Corp., 5%, 2022	15,000	15,825
Samson Investment Co., 9.75%, 2020 (n)	25,000	25,750
SandRidge Energy, Inc., 8%, 2018 (n)	85,000	89,250
SM Energy Co., 6.5%, 2021	45,000	47,700
Talisman Energy, Inc., 7.75%, 2019	20,000	25,423
Whiting Petroleum Corp., 6.5%, 2018	30,000	32,175

		$1,636,236

Energy – Integrated – 1.1%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$53,399
BP Capital Markets PLC, 4.742%, 2021	130,000	151,543
Cenovus Energy, Inc., 4.5%, 2014	60,000	64,359
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	115,000	135,125
Petro-Canada Financial Partnership, 5%, 2014	170,000	184,056

		$588,482

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$40,000	$40,500

Entertainment – 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$80,000	$88,200
AMC Entertainment, Inc., 9.75%, 2020	50,000	56,313
Cedar Fair LP, 9.125%, 2018	35,000	39,769
Cinemark USA, Inc., 8.625%, 2019	75,000	83,250

		$267,532

Financial Institutions – 2.4%
Ally Financial, Inc., 5.5%, 2017	$115,000	$120,208
CIT Group, Inc., 5.25%, 2014 (n)	70,000	72,975
CIT Group, Inc., 5.25%, 2018	50,000	53,625
CIT Group, Inc., 6.625%, 2018 (n)	68,000	77,180
CIT Group, Inc., 5.5%, 2019 (n)	53,000	57,373
General Electric Capital Corp., 6%, 2019	50,000	60,815
General Electric Capital Corp., 5.5%, 2020	110,000	130,132
General Electric Capital Corp., 3.15%, 2022	138,000	138,619
GMAC, Inc., 8%, 2031	10,000	11,660
Icahn Enterprises LP, 8%, 2018	20,000	21,450
Icahn Enterprises LP, 8%, 2018 (n)	7,000	7,508
International Lease Finance Corp., 4.875%, 2015	20,000	20,788
International Lease Finance Corp., 8.625%, 2015	20,000	22,775
International Lease Finance Corp., 7.125%, 2018 (n)	69,000	80,385
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	85,000	92,119
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	20,000	21,850
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (z)	10,000	10,175
PHH Corp., 9.25%, 2016	50,000	57,375
PHH Corp., 7.375%, 2019	30,000	32,100
SLM Corp., 8.45%, 2018	40,000	46,849
SLM Corp., 8%, 2020	105,000	121,275
SLM Corp., 7.25%, 2022	5,000	5,600

		$1,262,836

Food & Beverages – 2.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$297,633
ARAMARK Corp., 8.5%, 2015	50,000	51,188
B&G Foods, Inc., 7.625%, 2018	80,000	86,400
Campbell Soup Co., 2.5%, 2022	61,000	60,962
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)	15,000	14,963
Kraft Foods Group, Inc., 6.125%, 2018 (n)	170,000	208,219
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	43,000	49,066
Pernod Ricard S.A., 2.95%, 2017 (n)	200,000	208,660
Pinnacle Foods Finance LLC, 9.25%, 2015	49,000	50,103
Pinnacle Foods Finance LLC, 8.25%, 2017	15,000	16,256
SABMiller Holdings, Inc., 3.75%, 2022 (n)	205,000	222,617
TreeHouse Foods, Inc., 7.75%, 2018	45,000	49,163

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
Tyson Foods, Inc., 6.6%, 2016		$120,000	$137,700
Tyson Foods, Inc., 4.5%, 2022		75,000	78,563

			$1,531,493

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041		$180,000	$226,692

Forest & Paper Products – 0.5%
Boise, Inc., 8%, 2020		$45,000	$49,388
Georgia-Pacific Corp., 8%, 2024		6,000	8,190
Graphic Packaging Holding Co., 7.875%, 2018		30,000	33,225
Tembec Industries, Inc., 11.25%, 2018		20,000	21,000
Votorantim Participacoes S.A., 6.75%, 2021 (n)		100,000	116,000
Xerium Technologies, Inc., 8.875%, 2018		35,000	30,975

			$258,778

Gaming & Lodging – 1.8%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$10,000	$10,000
Choice Hotels International, Inc., 5.75%, 2022		5,000	5,450
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		95,000	59
GWR Operating Partnership LLP, 10.875%, 2017		25,000	28,750
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	107,500
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		30,000	32,400
Isle of Capri Casinos, Inc., 8.875%, 2020 (n)		45,000	47,475
Marriott International, Inc., 5.625%, 2013		120,000	122,029
MGM Mirage, 10.375%, 2014		5,000	5,625
MGM Mirage, 6.625%, 2015		20,000	21,400
MGM Resorts International, 11.375%, 2018		55,000	64,900
MGM Resorts International, 9%, 2020		45,000	50,231
Penn National Gaming, Inc., 8.75%, 2019		75,000	84,000
Pinnacle Entertainment, Inc., 8.75%, 2020		25,000	27,594
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		5,000	5,313
Seven Seas Cruises S. DE R.L., 9.125%, 2019		65,000	67,600
Wyndham Worldwide Corp., 6%, 2016		1,000	1,126
Wyndham Worldwide Corp., 5.75%, 2018		140,000	157,630
Wyndham Worldwide Corp., 7.375%, 2020		30,000	36,144
Wynn Las Vegas LLC, 7.75%, 2020		50,000	55,625

			$930,851

Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016		$31,000	$33,209
Mueller Water Products, Inc., 8.75%, 2020		38,000	42,940
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		20,000	21,400

			$97,549

Insurance – 2.2%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$319,323
American International Group, Inc., 3%, 2015		$50,000	51,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – continued
American International Group, Inc., 8.175% to 2038, FRN to 2068		$135,000	$165,206
Metlife, Inc., 1.564%, 2017		31,000	31,243
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		80,000	85,796
Principal Financial Group, Inc., 8.875%, 2019		130,000	173,333
Prudential Financial, Inc., 6.2%, 2015		130,000	143,901
Unum Group, 7.125%, 2016		160,000	186,212

			$1,156,788

Insurance – Health – 0.7%
AMERIGROUP Corp., 7.5%, 2019		$30,000	$35,044
WellPoint, Inc., 3.3%, 2023		306,000	309,498

			$344,542

Insurance – Property & Casualty – 2.7%
Aon Corp., 3.5%, 2015		$140,000	$148,381
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	219,641
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	56,352
CNA Financial Corp., 5.875%, 2020		160,000	186,801
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		114,000	119,244
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		70,000	101,500
PartnerRe Ltd., 5.5%, 2020		107,000	117,962
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	202,500
Travelers Cos., Inc., 3.9%, 2020		220,000	248,633

			$1,401,014

International Market Quasi-Sovereign – 2.1%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	$281,355
ING Bank N.V., 3.9%, 2014 (n)		190,000	199,023
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	399,000
Vestjysk Bank A/S, FRN, 0.938%, 2013 (n)		130,000	130,341
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,220

			$1,114,939

International Market Sovereign – 9.2%
Commonwealth of Australia, 5.75%, 2021	AUD	38,000	$48,170
Federal Republic of Germany, 3.75%, 2015	EUR	239,000	332,870
Federal Republic of Germany, 4.25%, 2018	EUR	97,000	149,929
Federal Republic of Germany, 6.25%, 2030	EUR	81,000	166,777
Government of Canada, 4.5%, 2015	CAD	86,000	95,260
Government of Canada, 4.25%, 2018	CAD	45,000	52,974
Government of Canada, 5.75%, 2033	CAD	17,000	27,150
Government of Japan, 1.7%, 2017	JPY	33,450,000	457,666

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of Japan, 1.1%, 2020	JPY	17,000,000	$227,547
Government of Japan, 2.1%, 2024	JPY	8,000,000	115,427
Government of Japan, 2.2%, 2027	JPY	19,100,000	274,443
Government of Japan, 2.4%, 2037	JPY	20,100,000	288,846
Kingdom of Belgium, 5.5%, 2017	EUR	113,000	174,690
Kingdom of Denmark, 3%, 2021	DKK	218,000	43,242
Kingdom of Spain, 4.6%, 2019	EUR	167,000	204,192
Kingdom of Sweden, 5%, 2020	SEK	155,000	30,235
Kingdom of the Netherlands, 3.75%, 2014	EUR	187,000	255,965
Kingdom of the Netherlands, 5.5%, 2028	EUR	22,000	40,277
Republic of Austria, 4.65%, 2018	EUR	78,000	119,018
Republic of Finland, 3.875%, 2017	EUR	22,000	32,644
Republic of France, 6%, 2025	EUR	53,000	93,798
Republic of France, 4.75%, 2035	EUR	113,000	184,272
Republic of Italy, 4.25%, 2015	EUR	89,000	118,487
Republic of Italy, 5.25%, 2017	EUR	267,000	362,530
Republic of Italy, 3.75%, 2021	EUR	101,000	121,315
State of Israel, 4%, 2022		$248,000	263,376
United Kingdom Treasury, 8%, 2015	GBP	107,000	215,223
United Kingdom Treasury, 8%, 2021	GBP	79,000	197,319
United Kingdom Treasury, 4.25%, 2036	GBP	73,000	145,590

			$4,839,232

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$160,331
Province of Ontario, 5.45%, 2016		145,000	168,925

			$329,256

Machinery & Tools – 1.1%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$250,613
Case Corp., 7.25%, 2016		25,000	28,063
Case New Holland, Inc., 7.875%, 2017		130,000	152,425
CNH Capital LLC, 6.25%, 2016 (n)		10,000	10,863
H&E Equipment Services LLC, 7%, 2022 (n)		20,000	20,800
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		35,000	37,275
RSC Equipment Rental, Inc., 8.25%, 2021		55,000	60,363
UR Financing Escrow Corp., 5.75%, 2018 (n)		20,000	21,125
UR Financing Escrow Corp., 7.625%, 2022 (n)		22,000	24,090

			$605,617

Major Banks – 7.5%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$200,000	$214,536
Bank of America Corp., 7.375%, 2014		65,000	71,152
Bank of America Corp., 6.5%, 2016		325,000	375,866
Barclays Bank PLC, 5.125%, 2020		130,000	146,126
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	94,550
BNP Paribas, FRN, 3.128%, 2014		78,000	80,747
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	160,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Credit Suisse New York, 5.5%, 2014	$130,000	$138,837
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	206,513
Goldman Sachs Group, Inc., 6%, 2014	90,000	96,613
Goldman Sachs Group, Inc., 5.75%, 2022	201,000	231,527
HSBC Holdings PLC, 4%, 2022	323,000	346,552
Intesa Sanpaolo S.p.A., FRN, 2.83%, 2014 (n)	100,000	98,509
JPMorgan Chase & Co., 2%, 2017	55,000	55,479
JPMorgan Chase & Co., 4.625%, 2021	140,000	156,492
Macquarie Bank Ltd., 5%, 2017 (n)	111,000	118,559
Macquarie Group Ltd., 6%, 2020 (n)	86,000	92,149
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	104,703
Morgan Stanley, 6%, 2014	100,000	105,996
Morgan Stanley, 7.3%, 2019	100,000	118,000
Morgan Stanley, 5.625%, 2019	100,000	109,248
Royal Bank of Scotland, 2.55%, 2015	87,000	88,047
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	80,000	77,600
Standard Chartered PLC, 3.85%, 2015 (n)	150,000	158,228
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	166,368
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	89,603
Westpac Banking Corp., 2%, 2017	240,000	242,874

		$3,945,530

Medical & Health Technology & Services – 3.7%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$75,000	$81,709
Biomet, Inc., 10%, 2017	5,000	5,275
Biomet, Inc., 11.625%, 2017	56,000	59,640
Biomet, Inc., 6.5%, 2020 (n)	40,000	41,450
Cardinal Health, Inc., 5.8%, 2016	201,000	235,030
Davita, Inc., 6.375%, 2018	80,000	85,400
Davita, Inc., 6.625%, 2020	50,000	53,438
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	40,338
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	40,000	42,600
HCA, Inc., 8.5%, 2019	170,000	191,675
HCA, Inc., 7.5%, 2022	55,000	62,288
HCA, Inc., 5.875%, 2022	35,000	37,931
HealthSouth Corp., 8.125%, 2020	115,000	127,650
Hologic, Inc., 6.25%, 2020 (n)	5,000	5,300
Hospira, Inc., 6.05%, 2017	100,000	115,629
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	70,000	66,850
McKesson Corp., 5.7%, 2017	90,000	107,726
Owens & Minor, Inc., 6.35%, 2016	170,000	185,909
Physio-Control International, Inc., 9.875%, 2019 (n)	30,000	32,850
Select Medical Corp., 7.625%, 2015	7,000	7,096
Tenet Healthcare Corp., 9.25%, 2015	30,000	33,750
Thermo Fisher Scientific, Inc., 3.15%, 2023	178,000	183,742
Truven Health Analytics, Inc., 10.625%, 2020 (z)	25,000	26,750
Universal Health Services, Inc., 7%, 2018	35,000	37,931

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Universal Hospital Services, Inc., 7.625%, 2020 (n)	$35,000	$36,488
Universal Hospital Services, Inc., FRN, 4.111%, 2015	20,000	19,800

		$1,924,245

Metals & Mining – 0.8%
Arch Coal, Inc., 7.25%, 2020	$30,000	$25,200
Cloud Peak Energy, Inc., 8.25%, 2017	85,000	92,438
Cloud Peak Energy, Inc., 8.5%, 2019	15,000	16,500
Consol Energy, Inc., 8%, 2017	35,000	36,575
Consol Energy, Inc., 8.25%, 2020	20,000	20,950
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	25,000	24,250
Peabody Energy Corp., 6%, 2018 (n)	20,000	20,000
Peabody Energy Corp., 6.25%, 2021 (n)	20,000	19,900
Southern Copper Corp., 6.75%, 2040	104,000	119,622
Vale Overseas Ltd., 4.375%, 2022	70,000	73,581

		$449,016

Mortgage-Backed – 0.5%
Fannie Mae, 6.5%, 2032	$83,591	$96,668
Freddie Mac, 4.224%, 2020	146,497	170,507

		$267,175

Natural Gas – Distribution – 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$45,000	$48,038
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	30,000	29,025

		$77,063

Natural Gas – Pipeline – 2.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$80,000	$86,000
Crosstex Energy, Inc., 8.875%, 2018	75,000	80,250
El Paso Corp., 7%, 2017	75,000	86,063
El Paso Corp., 7.75%, 2032	80,000	93,170
Enbridge Energy Partners LP, 4.2%, 2021	200,000	216,377
Energy Transfer Equity LP, 7.5%, 2020	65,000	73,775
Energy Transfer Partners LP, 6.5%, 2042	135,000	155,781
Enterprise Products Partners LP, 6.3%, 2017	140,000	170,285
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	33,000	37,208
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	20,000	22,400
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	232,190
MarkWest Energy Partners LP, 5.5%, 2023	30,000	31,425
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	24,000	22,800
Spectra Energy Capital LLC, 8%, 2019	164,000	213,259

		$1,520,983

Network & Telecom – 2.1%
AT&T, Inc., 5.5%, 2018	$150,000	$181,963
AT&T, Inc., 3.875%, 2021	70,000	79,234
Centurylink, Inc., 7.65%, 2042	134,000	142,765
Cincinnati Bell, Inc., 8.25%, 2017	15,000	16,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Citizens Communications Co., 9%, 2031	$30,000	$32,025
France Telecom, 4.375%, 2014	120,000	126,975
Frontier Communications Corp., 8.125%, 2018	40,000	45,000
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	53,065
Qwest Corp., 7.5%, 2014	140,000	156,180
TW Telecom Holdings, Inc., 5.375%, 2022 (z)	10,000	10,200
Verizon Communications, Inc., 8.75%, 2018	140,000	195,462
Windstream Corp., 8.125%, 2018	10,000	10,800
Windstream Corp., 7.75%, 2020	55,000	58,988

		$1,108,670

Oil Services – 0.6%
Bristow Group, Inc., 6.25%, 2022	$5,000	$5,119
Chesapeake Energy Corp., 6.625%, 2019 (n)	15,000	14,400
Dresser-Rand Group, Inc., 6.5%, 2021	20,000	21,000
Pioneer Energy Services Corp., 9.875%, 2018	60,000	65,250
Transocean, Inc., 2.5%, 2017	53,000	53,294
Transocean, Inc., 6%, 2018	110,000	128,450
Unit Corp., 6.625%, 2021	25,000	25,813
Unit Corp., 6.625%, 2021 (n)	25,000	25,813

		$339,139

Other Banks & Diversified Financials – 2.9%
Bancolombia S.A., 5.125%, 2022	$5,000	$5,050
Citigroup, Inc., 6.375%, 2014	120,000	130,586
Citigroup, Inc., 6.01%, 2015	100,000	109,592
Citigroup, Inc., 8.5%, 2019	75,000	99,188
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	177,839
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	100,000	115,490
Rabobank Nederland N.V., 3.375%, 2017	92,000	97,650
Santander Holdings USA, Inc., 4.625%, 2016	20,000	20,952
Santander International Debt S.A., 2.991%, 2013 (n)	100,000	99,841
Santander UK PLC, 8.963% to 2030, FRN to 2049	103,000	110,210
SunTrust Banks, Inc., 3.5%, 2017	107,000	114,846
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	190,692
Swedbank AB, 2.125%, 2017 (n)	200,000	200,406
U.S. Bancorp, 2.95%, 2022	70,000	70,666

		$1,543,008

Pharmaceuticals – 0.7%
Catalent Pharma Solutions, Inc., 7.875%, 2018 (z)	$5,000	$5,075
Celgene Corp., 3.95%, 2020	160,000	172,116
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	99,259
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	50,000	52,625
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (z)	30,000	31,613

		$360,688

Issuer	Shares/Par	Value ($)

BONDS – continued
Pollution Control – 0.4%
Heckmann Corp., 9.875%, 2018	$35,000	$36,050
Republic Services, Inc., 5.25%, 2021	130,000	153,893

		$189,943

Precious Metals & Minerals – 0.1%
IAMGOLD Corp., 6.75%, 2020 (z)	$33,000	$32,340

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$6,759	$6,252
Nielsen Finance LLC, 11.5%, 2016	26,000	29,055
Nielsen Finance LLC, 7.75%, 2018	45,000	50,738
Nielsen Finance LLC, 4.5%, 2020 (z)	25,000	24,844

		$110,889

Railroad & Shipping – 0.6%
Burlington Northern Santa Fe LLC, 3.05%, 2022	$210,000	$217,354
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	20,000	22,450
Panama Canal Railway Co., 7%, 2026 (n)	90,200	86,141

		$325,945

Real Estate – 2.1%
Boston Properties LP, REIT, 3.7%, 2018	$73,000	$79,155
Boston Properties LP, REIT, 3.85%, 2023	153,000	161,144
BRE Properties, Inc., REIT, 3.375%, 2023	105,000	104,439
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	25,000	23,688
Entertainment Properties Trust, REIT, 7.75%, 2020	45,000	51,837
HCP, Inc., REIT, 5.375%, 2021	141,000	160,856
Kennedy Wilson, Inc., 8.75%, 2019	25,000	26,625
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	44,139
MPT Operating Partnership LP, REIT, 6.875%, 2021	40,000	43,600
MPT Operating Partnership LP, REIT, 6.375%, 2022	25,000	26,500
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	265,340
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	133,384

		$1,120,707

Retailers – 3.1%
Academy Ltd., 9.25%, 2019 (n)	$30,000	$32,963
AutoZone, Inc., 6.5%, 2014	230,000	245,963
Burlington Coat Factory Warehouse Corp., 10%, 2019	45,000	49,781
Dollar General Corp., 4.125%, 2017	113,000	118,085
Gap, Inc., 5.95%, 2021	189,000	210,531
J. Crew Group, Inc., 8.125%, 2019	35,000	36,663
Kohl’s Corp., 3.25%, 2023	162,000	164,701
Limited Brands, Inc., 5.25%, 2014	59,000	62,393
Limited Brands, Inc., 6.9%, 2017	40,000	46,000
Limited Brands, Inc., 7%, 2020	15,000	17,025
Limited Brands, Inc., 6.95%, 2033	20,000	19,800
Macy’s, Inc., 7.875%, 2015	200,000	234,875
Pantry, Inc., 8.375%, 2020 (n)	15,000	15,375
QVC, Inc., 7.375%, 2020 (n)	35,000	38,911

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Rite Aid Corp., 9.25%, 2020	$35,000	$35,875
Sally Beauty Holdings, Inc., 6.875%, 2019	20,000	22,250
Staples, Inc., 9.75%, 2014	140,000	154,887
Toys “R” Us Property Co. II LLC, 8.5%, 2017	30,000	32,325
Toys “R” Us, Inc., 10.75%, 2017	50,000	54,500
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	25,000	25,875

		$1,618,778

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 2021	$120,000	$136,137
Koppers, Inc., 7.875%, 2019	20,000	21,950

		$158,087

Specialty Stores – 0.1%
Gymboree Corp., 9.125%, 2018	$10,000	$9,513
Michaels Stores, Inc., 11.375%, 2016	35,000	36,666
Michaels Stores, Inc., 7.75%, 2018	25,000	26,813

		$72,992

Supermarkets – 0.4%
Delhaize Group, 5.875%, 2014	$150,000	$157,594
SUPERVALU, Inc., 7.5%, 2014	35,000	33,600

		$191,194

Supranational – 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$210,000	$227,746

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT, 4.625%, 2015	$80,000	$86,184
American Tower Corp., REIT, 4.7%, 2022	126,000	138,213
Clearwire Corp., 12%, 2015 (n)	35,000	34,650
Cricket Communications, Inc., 7.75%, 2020	60,000	58,500
Crown Castle International Corp., 9%, 2015	35,000	37,538
Crown Castle International Corp., 7.125%, 2019	130,000	141,050
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	189,088
MetroPCS Wireless, Inc., 7.875%, 2018	25,000	27,000
Rogers Cable, Inc., 5.5%, 2014	164,000	175,312
Sprint Capital Corp., 6.875%, 2028	40,000	36,800
Sprint Nextel Corp., 6%, 2016	75,000	77,250
Sprint Nextel Corp., 8.375%, 2017	55,000	61,188
Sprint Nextel Corp., 9%, 2018 (n)	10,000	12,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	115,000	108,388

		$1,183,161

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$15,000	$16,275
Level 3 Financing, Inc., 9.375%, 2019	45,000	49,950
Level 3 Financing, Inc., 7%, 2020 (z)	15,000	15,150
Level 3 Financing, Inc., 8.625%, 2020	20,000	21,600

		$102,975

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 1.8%
Altria Group, Inc., 9.25%, 2019	$71,000	$100,814
B.A.T. International Finance PLC, 3.25%, 2022 (n)	306,000	314,009
Lorillard Tobacco Co., 8.125%, 2019	112,000	144,435
Lorillard Tobacco Co., 6.875%, 2020	70,000	85,933
Reynolds American, Inc., 6.75%, 2017	240,000	290,503

		$935,694

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$40,000	$37,600

Transportation – Services – 1.2%
ACL I Corp., 10.625%, 2016 (p)	$52,854	$50,995
Avis Budget Car Rental LLC, 8.25%, 2019	25,000	27,219
Avis Budget Car Rental LLC, 9.75%, 2020	15,000	17,138
Commercial Barge Line Co., 12.5%, 2017	100,000	111,375
ERAC USA Finance Co., 6.375%, 2017 (n)	180,000	215,032
Navios Maritime Acquisition Corp., 8.625%, 2017	60,000	57,150
Navios Maritime Holdings, Inc., 8.875%, 2017	25,000	25,656
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)	25,000	25,406
Swift Services Holdings, Inc., 10%, 2018	80,000	86,600

		$616,571

U.S. Government Agencies and Equivalents – 1.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$53,750
Small Business Administration, 4.34%, 2024	157,201	172,977
Small Business Administration, 4.77%, 2024	135,421	150,030
Small Business Administration, 4.625%, 2025	99,743	111,119
Small Business Administration, 5.11%, 2025	90,865	102,065

		$589,941

Utilities – Electric Power – 4.2%
AES Corp., 8%, 2017	$85,000	$98,175
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	165,113
Atlantic Power Corp., 9%, 2018	25,000	26,563
Calpine Corp., 8%, 2016 (n)	55,000	59,125
Calpine Corp., 7.875%, 2020 (n)	65,000	71,013
CMS Energy Corp., 4.25%, 2015	140,000	148,232
CMS Energy Corp., 5.05%, 2022	99,000	109,043
Covanta Holding Corp., 7.25%, 2020	35,000	38,810
Covanta Holding Corp., 6.375%, 2022	10,000	10,872
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	35,000	39,900
Duke Energy Corp., 3.35%, 2015	220,000	232,661
Edison Mission Energy, 7%, 2017	45,000	23,288
EDP Finance B.V., 6%, 2018 (n)	100,000	99,822
Energy Future Holdings Corp., 10%, 2020	65,000	71,663
Energy Future Holdings Corp., 10%, 2020	125,000	140,625
Energy Future Holdings Corp., 11.75%, 2022 (n)	40,000	42,500
Exelon Generation Co. LLC, 5.2%, 2019	70,000	79,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
GenOn Energy, Inc., 9.875%, 2020	$80,000	$88,800
NRG Energy, Inc., 8.25%, 2020	85,000	92,650
Oncor Electric Delivery Co., 4.1%, 2022	150,000	159,124
PPL WEM Holdings PLC, 3.9%, 2016 (n)	200,000	210,491
Progress Energy, Inc., 3.15%, 2022	196,000	199,600
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	25,000	19,563

		$2,227,110

Total Bonds		$49,570,242

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z)	30	$28,064
GMAC Capital Trust I, 8.125%	1,575	39,548

Total Preferred Stocks		$67,612

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$50,000	$49,875

CONVERTIBLE PREFERRED STOCKS – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	800	$29,824

FLOATING RATE LOANS (g)(r) – 0.1%
Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$22,538	$22,048

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 0.0%
Automotive – 0.0%
Accuride Corp. (a)	1,188	$5,536

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	2	$6,600

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	1,733	$9,168

Total Common Stocks		$21,304

	Strike Price	First Exercise
WARRANTS – 0.0%
Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	6	$19,800

MONEY MARKET FUNDS – 4.5%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)			2,362,051	$2,362,051

Total Investments				$52,142,756

OTHER ASSETS, LESS LIABILITIES – 1.0%				518,066

Net Assets – 100.0%				$52,660,822

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,341,193, representing 21.54% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$28,125	$28,064
American Media, Inc., 13.5%, 2018	12/22/10	6,851	6,252
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040	3/01/06	165,477	106,864
Catalent Pharma Solutions, Inc., 7.875%, 2018	9/05/12	5,000	5,075
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10	44,222	54,032

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.731%, 2023	1/18/02	$5,953	$14,548
Falcon Franchise Loan LLC, FRN, 5.839%, 2025	1/29/03	12,010	26,220
GMAC LLC, FRN, 6.02%, 2033	11/17/00	131,086	135,216
IAMGOLD Corp., 6.75%, 2020	9/14/12	33,000	32,340
Intelsat Jackson Holdings Ltd., 6.625%, 2022	9/19/12	45,000	44,775
LBI Media, Inc., 8.5%, 2017	7/18/07	54,466	13,475
Level 3 Financing, Inc., 7%, 2020	9/10/12	15,336	15,150
Local TV Finance LLC, 9.25%, 2015	12/10/07-11/30/10	40,888	42,010
MEG Energy Corp., 6.5%, 2021	9/05/12-9/26/12	10,698	10,700
Morgan Stanley Capital I, Inc., FRN, 1.377%, 2039	7/20/04	22,166	17,048
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	9/19/12	10,000	10,175
Nielsen Finance LLC, 4.5%, 2020	9/18/12-9/19/12	24,975	24,844
Nissan Motor Acceptance Corp., 1.95%, 2017	9/05/12	129,884	131,151
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013	12/06/04	414,684	410,171
Reynolds Group, 5.75%, 2020	9/14/12	25,000	25,000
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032	1/07/05	192,676	195,690
Starz LLC/Starz Finance Corp., 5%, 2019	9/06/12	15,000	15,338
TW Telecom Holdings, Inc., 5.375%, 2022	9/27/12	10,000	10,200
Townsquare Radio LLC, 9%, 2019	3/30/12	19,810	21,500
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	25,407	26,750
Valeant Pharmaceuticals International, Inc., 7.25%, 2022	9/06/12-9/11/12	31,731	31,613
Wolverine World Wide, Inc., 6.125%, 2020	9/27/12	5,000	5,150
Total Restricted Securities			$1,459,351
% of Net assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	JPY	Citibank N.A.	18,740,760	10/12/12	$235,951	$240,163	$4,212
BUY	JPY	Merrill Lynch International Bank	18,740,760	10/12/12	235,761	240,163	4,402

							$8,614

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	43,432	10/12/12	$43,967	$45,016	$(1,049)
SELL	CAD	Merrill Lynch International Bank	168,695	10/12/12	164,714	171,555	(6,841)
SELL	DKK	Citibank N.A.	242,054	10/12/12	39,957	41,731	(1,774)
SELL	EUR	Citibank N.A.	31,000	10/12/12	37,988	39,840	(1,852)
SELL	EUR	Goldman Sachs International	222,723	10/12/12	272,461	286,238	(13,777)
SELL	EUR	UBS AG	222,723	10/12/12	272,589	286,238	(13,649)
SELL	GBP	Barclays Bank PLC	161,962	10/12/12	251,350	261,528	(10,178)
SELL	GBP	Deutsche Bank AG	161,962	10/12/12	251,339	261,528	(10,189)
SELL	GBP	Goldman Sachs International	28,000	10/12/12	43,934	45,213	(1,279)
SELL	JPY	Citibank N.A.	3,637,000	10/12/12	46,531	46,608	(77)
SELL	SEK	Credit Suisse Group	132,906	10/12/12	18,979	20,227	(1,248)

							$(61,913)

Futures Contracts Outstanding at 9/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	15	$2,002,266	December - 2012	$(11,537)

At September 30, 2012, the fund had cash collateral of $16,500 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$74,908	$54,464	$9,168	$138,540
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	589,941	—	589,941
Non-U.S. Sovereign Debt	—	7,129,590	—	7,129,590
Corporate Bonds	—	31,176,043	—	31,176,043
Residential Mortgage-Backed Securities	—	267,175	—	267,175
Commercial Mortgage-Backed Securities	—	826,725	—	826,725
Asset-Backed Securities (including CDOs)	—	424,868	—	424,868
Foreign Bonds	—	9,205,775	—	9,205,775
Floating Rate Loans	—	22,048	—	22,048
Mutual Funds	2,362,051	—	—	2,362,051
Total Investments	$2,436,959	$49,696,629	$9,168	$52,142,756

Other Financial Instruments
Futures Contracts	$(11,537)	$—	$—	$(11,537)
Forward Foreign Currency Exchange Contracts	—	(53,299)	—	(53,299)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$20,605
Change in unrealized appreciation (depreciation)	(11,437)
Balance as of 9/30/12	$9,168

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2012 is $(11,437).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$49,228,431
Gross unrealized appreciation	3,927,001
Gross unrealized depreciation	(1,012,676)
Net unrealized appreciation (depreciation)	$2,914,325

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,148	11,254,014	(11,437,111)	2,362,051

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,363	$2,362,051

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	68.5%
United Kingdom	5.4%
Japan	3.2%
France	2.7%
Canada	2.4%
Germany	2.0%
Australia	2.0%
Netherlands	1.9%
Italy	1.6%
Other Countries	10.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2012

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 96.8%
Foreign Bonds – 67.8%
Australia – 1.7%
Commonwealth of Australia, 5.75%, 2021	AUD	462,000	$585,645

Belgium – 1.1%
Kingdom of Belgium, 4.25%, 2021	EUR	269,000	$399,224

Canada – 3.0%
Bayview Commercial Asset Trust, FRN, 1.715%, 2023 (z)	CAD	180,000	$182,911
Government of Canada, 4.5%, 2015	CAD	370,000	409,842
Government of Canada, 4.25%, 2018	CAD	12,000	14,126
Government of Canada, 3.25%, 2021	CAD	124,000	142,546
Government of Canada, 5.75%, 2033	CAD	182,000	290,665

			$1,040,090

Denmark – 1.4%
Kingdom of Denmark, 3%, 2021	DKK	2,446,000	$485,187

Finland – 0.3%
Republic of Finland, 4%, 2025	EUR	71,000	$110,911

France – 2.9%
Republic of France, 6%, 2025	EUR	207,000	$366,342
Republic of France, 4.75%, 2035	EUR	402,000	655,553

			$1,021,895

Germany – 9.0%
Federal Republic of Germany, 3.75%, 2013	EUR	1,244,000	$1,643,571
Federal Republic of Germany, 3.75%, 2015	EUR	366,000	509,751
Federal Republic of Germany, 4.25%, 2018	EUR	221,000	341,590
Federal Republic of Germany, 3.25%, 2021	EUR	187,000	280,620
Federal Republic of Germany, 6.25%, 2030	EUR	179,000	368,556

			$3,144,088

Italy – 7.8%
Republic of Italy, 4.25%, 2015	EUR	440,000	$585,777
Republic of Italy, 5.25%, 2017	EUR	1,249,000	1,695,878
Republic of Italy, 3.75%, 2021	EUR	360,000	432,409

			$2,714,064

Japan – 24.7%
Government of Japan, 1.7%, 2017	JPY	188,450,000	$2,578,392
Government of Japan, 1.1%, 2020	JPY	106,200,000	1,421,500
Government of Japan, 2.1%, 2024	JPY	122,550,000	1,768,201
Government of Japan, 2.2%, 2027	JPY	119,900,000	1,722,814
Government of Japan, 2.4%, 2037	JPY	77,000,000	1,106,526

			$8,597,433

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – 3.1%
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)		$200,000	$202,048
Kingdom of the Netherlands, 3.75%, 2014	EUR	510,000	698,087
Kingdom of the Netherlands, 5.5%, 2028	EUR	90,000	164,769

			$1,064,904

New Zealand – 0.4%
Government of New Zealand, 6%, 2021	NZD	149,000	$148,080

Norway – 1.2%
Eksportfinans A.S.A., 1.875%, 2013		$205,000	$203,975
Government of Norway, 3.75%, 2021	NOK	990,000	197,209

			$401,184

Spain – 3.8%
Kingdom of Spain, 4%, 2015	EUR	679,000	$872,156
Kingdom of Spain, 5.5%, 2017	EUR	132,000	173,248
Kingdom of Spain, 4.6%, 2019	EUR	215,000	262,881

			$1,308,285

Sweden – 1.8%
Kingdom of Sweden, 5%, 2020	SEK	3,150,000	$614,463

United Kingdom – 5.6%
United Kingdom Treasury, 8%, 2021	GBP	133,100	$332,445
United Kingdom Treasury, 4.25%, 2027	GBP	327,000	666,132
United Kingdom Treasury, 4.25%, 2036	GBP	471,000	939,353

			$1,937,930

Total Foreign Bonds			$23,573,383

U.S. Bonds – 29.0%
Asset-Backed & Securitized – 0.1%
Commercial Mortgage Asset Trust, FRN, 0.968%, 2032 (i)(z)		$4,053,838	$27,765
First Union National Bank Commercial Mortgage Trust, FRN, 1.827%, 2043 (i)(z)		276,864	455

			$28,220

Mortgage-Backed – 3.2%
Fannie Mae, 4.717%, 2012		$89,931	$89,920
Fannie Mae, 5.418%, 2013		74,186	74,178
Fannie Mae, 4.78%, 2015		88,469	95,881
Fannie Mae, 4.856%, 2015		42,558	46,065
Fannie Mae, 5.5%, 2015		47,495	51,284
Fannie Mae, 5.09%, 2016		84,000	93,741
Fannie Mae, 5.423%, 2016		87,276	98,653
Fannie Mae, 5.05%, 2017		52,069	58,264
Fannie Mae, 5.16%, 2018		137,338	152,883
Fannie Mae, 5.1%, 2019		62,243	71,697
Fannie Mae, 5.18%, 2019		62,288	71,954

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6.16%, 2019	$45,186	$51,831
Freddie Mac, 3.882%, 2017	89,000	101,225
Freddie Mac, 5.085%, 2019	43,000	52,071

		$1,109,647

U.S. Government Agencies and Equivalents – 2.3%
Aid-Egypt, 4.45%, 2015	$301,000	$336,148
Small Business Administration, 4.57%, 2025	24,371	27,138
Small Business Administration, 5.09%, 2025	27,432	30,794
Small Business Administration, 5.21%, 2026	362,276	407,689

		$801,769

U.S. Treasury Obligations – 23.4%
U.S. Treasury Bonds, 6.875%, 2025	$188,000	$293,104
U.S. Treasury Bonds, 5.25%, 2029	101,000	141,653
U.S. Treasury Bonds, 4.5%, 2039	898,400	1,209,191
U.S. Treasury Notes, 4.125%, 2015	2,544,000	2,797,805
U.S. Treasury Notes, 4.75%, 2017	1,825,000	2,188,288
U.S. Treasury Notes, 3.5%, 2020	1,284,000	1,503,383

		$8,133,424

Total U.S. Bonds		$10,073,060

Total Bonds		$33,646,443

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS (y) – 0.8%
Bank of Nova Scotia, 0.05%, due 10/01/12	$131,000	$131,000
Barclays U.S. Funding Corp., 0.05%, due 10/01/12	156,000	156,000

Total Short-Term Obligations		$287,000

REPURCHASE AGREEMENTS – 0.0%
Merrill Lynch, Pierce, Fenner & Smith, 0.16%, dated 9/28/12, due 10/01/12, total to be received $4,001 (secured by U.S. Treasury and Federal Agency obligations valued at $4,080 in a jointly traded account), at Value	$4,000	$4,000

MONEY MARKET FUNDS – 2.7%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	924,073	$924,073

Total Investments		$34,861,516

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(93,600)

Net Assets – 100.0%		$34,767,916

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $202,048, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.715%, 2023	5/25/06	$180,261	$182,911
Commercial Mortgage Asset Trust, FRN, 0.968%, 2032	8/25/03-12/02/11	33,669	27,765
First Union National Bank Commercial Mortgage Trust, FRN, 1.827%, 2043	12/11/03-11/30/11	437	455
Total Restricted Securities			$211,131
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

2

Portfolio of Investments (unaudited) – continued

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	128,133	10/12/12	$132,664	$132,807	$143
BUY	CAD	Citibank N.A.	16,000	10/12/12	16,175	16,271	96
BUY	CAD	Goldman Sachs International	73,912	10/12/12	74,017	75,165	1,148
BUY	CAD	UBS AG	114,552	10/12/12	113,457	116,494	3,037
BUY	EUR	Barclays Bank PLC	227,214	10/12/12	279,666	292,010	12,344
BUY	EUR	Citibank N.A.	42,000	10/12/12	51,976	53,977	2,001
BUY	EUR	Deutsche Bank AG	183,000	10/12/12	223,579	235,187	11,608
BUY	EUR	Goldman Sachs International	643,537	10/12/12	789,103	827,058	37,955
BUY	EUR	JPMorgan Chase Bank N.A.	53,079	10/12/12	66,361	68,216	1,855
BUY	EUR	Morgan Stanley Capital Services, Inc.	160,000	10/12/12	199,111	205,628	6,517
BUY	EUR	UBS AG	545,537	10/12/12	667,679	701,111	33,432
SELL	EUR	Citibank N.A.	466,182	10/12/12	599,620	599,126	494
SELL	EUR	Credit Suisse Group	27,000	10/12/12	34,804	34,700	104
SELL	EUR	UBS AG	1,353,622	12/17/12	1,746,843	1,740,884	5,959
BUY	GBP	Barclays Bank PLC	210,487	10/12/12	328,705	339,884	11,179
BUY	GBP	Deutsche Bank AG	150,394	10/12/12	233,388	242,849	9,461
BUY	JPY	Barclays Bank PLC	4,100,000	10/12/12	52,443	52,541	98
BUY	JPY	Citibank N.A.	120,626,312	10/12/12	1,524,392	1,545,825	21,433
BUY	JPY	Credit Suisse Group	2,739,000	10/12/12	34,782	35,100	318
BUY	JPY	Deutsche Bank AG	7,571,000	10/12/12	96,627	97,022	395
BUY	JPY	Merrill Lynch International Bank	93,711,956	10/12/12	1,178,905	1,200,918	22,013
BUY	JPY	UBS AG	4,505,985	10/12/12	57,301	57,744	443
BUY	MXN	Citibank N.A.	1,133,000	10/12/12	86,043	87,935	1,892
BUY	NOK	Deutsche Bank AG	20,000	10/12/12	3,362	3,490	128
BUY	NZD	Citibank N.A.	3,000	10/12/12	2,417	2,485	68
BUY	SEK	Citibank N.A.	303,126	10/12/12	45,122	46,133	1,011

							$185,132

Liability Derivatives
BUY	AUD	Citibank N.A.	8,000	10/12/12	$8,317	$8,292	$(25)
BUY	AUD	Morgan Stanley Capital Services, Inc.	8,000	10/12/12	8,331	8,292	(39)
SELL	AUD	Barclays Bank PLC	13,000	10/12/12	13,382	13,474	(92)
SELL	AUD	Credit Suisse Group	8,000	10/12/12	8,158	8,292	(134)
SELL	AUD	Goldman Sachs International	7,000	10/12/12	7,023	7,255	(232)
SELL	AUD	Westpac Bank Corp.	355,201	10/12/12	359,577	368,157	(8,580)
SELL	CAD	Barclays Bank PLC	16,000	10/12/12	15,893	16,271	(378)
SELL	CAD	Credit Suisse Group	10,000	10/12/12	9,798	10,170	(372)
SELL	CAD	Goldman Sachs International	11,000	10/12/12	10,942	11,187	(245)
SELL	CAD	Merrill Lynch International Bank	602,699	10/12/12	588,475	612,918	(24,443)
BUY	DKK	Morgan Stanley Capital Services, Inc.	60,000	10/12/12	10,508	10,344	(164)
SELL	DKK	Citibank N.A.	1,648,543	10/12/12	272,713	284,212	(11,499)
SELL	DKK	Deutsche Bank AG	42,000	10/12/12	6,894	7,241	(347)
BUY	EUR	Citibank N.A.	118,886	10/12/12	153,127	152,790	(337)
BUY	EUR	Deutsche Bank AG	16,000	10/12/12	20,651	20,563	(88)

3

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	EUR	UBS AG	40,000	10/12/12	$52,419	$51,407	$(1,012)
SELL	EUR	Barclays Bank PLC	783,503	10/12/12	970,979	1,006,939	(35,960)
SELL	EUR	Citibank N.A.	90,000	10/12/12	109,687	115,666	(5,979)
SELL	EUR	Credit Suisse Group	71,000	10/12/12	86,650	91,247	(4,597)
SELL	EUR	Deutsche Bank AG	224,052	10/12/12	278,017	287,946	(9,929)
SELL	EUR	Goldman Sachs International	70,000	10/12/12	86,405	89,962	(3,557)
BUY	GBP	Merrill Lynch International Bank	11,000	10/12/12	17,852	17,762	(90)
SELL	GBP	Barclays Bank PLC	34,000	10/12/12	53,716	54,902	(1,186)
SELL	GBP	Citibank N.A.	15,000	10/12/12	23,581	24,221	(640)
SELL	GBP	Credit Suisse Group	8,000	10/12/12	12,537	12,918	(381)
SELL	JPY	Barclays Bank PLC	16,817,659	10/12/12	214,566	215,518	(952)
SELL	JPY	Citibank N.A.	14,192,000	10/12/12	180,978	181,870	(892)
SELL	JPY	Credit Suisse Group	14,001,000	10/12/12	178,856	179,423	(567)
SELL	JPY	Merrill Lynch International Bank	2,699,000	10/12/12	34,514	34,588	(74)
SELL	JPY	Morgan Stanley Capital Services, Inc.	2,713,000	10/12/12	34,272	34,767	(495)
SELL	JPY	UBS AG	2,165,000	10/12/12	27,625	27,744	(119)
BUY	MXN	Deutsche Bank AG	1,120,000	10/12/12	87,625	86,926	(699)
SELL	MXN	Citibank N.A.	1,135,000	10/12/12	85,001	88,090	(3,089)
SELL	MXN	Goldman Sachs International	1,119,000	10/12/12	86,615	86,848	(233)
BUY	MYR	Barclays Bank PLC	269,000	10/18/12	88,429	87,904	(525)
SELL	MYR	Barclays Bank PLC	269,000	10/18/12	87,205	87,904	(699)
SELL	NOK	Barclays Bank PLC	1,129,167	10/12/12	184,761	197,028	(12,267)
SELL	NOK	Citibank N.A.	33,000	10/12/12	5,389	5,758	(369)
SELL	NZD	Barclays Bank PLC	4,000	10/12/12	3,165	3,313	(148)
SELL	NZD	UBS AG	179,912	10/12/12	141,885	149,014	(7,129)
BUY	RUB	JPMorgan Chase Bank N.A.	2,705,000	11/06/12	87,896	86,228	(1,668)
SELL	RUB	JPMorgan Chase Bank N.A.	2,703,000	11/06/12	85,721	86,164	(443)
SELL	SEK	Barclays Bank PLC	60,000	10/12/12	8,494	9,131	(637)
SELL	SEK	Credit Suisse Group	3,436,000	10/12/12	490,661	522,927	(32,266)
SELL	SEK	Deutsche Bank AG	39,000	10/12/12	5,797	5,936	(139)

							$(173,716)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as, forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$8,935,193	$—	$8,935,193
Non-U.S. Sovereign Debt	—	23,188,424	—	23,188,424
Residential Mortgage-Backed Securities	—	1,109,647	—	1,109,647
Commercial Mortgage-Backed Securities	—	211,131	—	211,131
Foreign Bonds	—	202,048	—	202,048
Short Term Securities	—	291,000	—	291,000
Mutual Funds	924,073	—	—	924,073
Total Investments	$924,073	$33,937,443	$—	$34,861,516

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$11,416	$—	$11,416

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$32,045,978
Gross unrealized appreciation	3,086,662
Gross unrealized depreciation	(271,124)
Net unrealized appreciation (depreciation)	$2,815,538

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	923,205	868	—	924,073

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$857	$924,073

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	32.0%
Japan	24.6%
Germany	9.1%
Italy	7.8%
United Kingdom	5.6%
Spain	3.8%
Netherlands	3.1%
Canada	3.0%
France	3.0%
Other Countries	8.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2012

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.5%
Aerospace – 2.1%
Bombardier, Inc., 7.5%, 2018 (n)		$1,020,000	$1,155,150
Bombardier, Inc., 7.75%, 2020 (n)		390,000	447,525
CPI International, Inc., 8%, 2018		755,000	719,102
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	390,000	423,488
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,100,000	1,183,875
Kratos Defense & Security Solutions, Inc., 10%, 2017		900,000	972,000

			$4,901,140

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 6.375%, 2020		$390,000	$423,150
Jones Group, Inc., 6.875%, 2019		555,000	573,038
Levi Strauss & Co., 6.875%, 2022		110,000	114,675
Phillips-Van Heusen Corp., 7.375%, 2020		795,000	898,350

			$2,009,213

Asset-Backed & Securitized – 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.753%, 2038 (z)		$568,229	$142,057
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		1,100,911	262,127
Crest Ltd., CDO, 7%, 2040 (a)(p)		180,024	9,001
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,197,853	11,979
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.748%, 2050 (z)		523,574	10,471
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		747,135	403,613
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		374,010	368,400
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.246%, 2051		800,000	169,120

			$1,376,768

Automotive – 3.5%
Accuride Corp., 9.5%, 2018		$1,070,000	$1,099,425
Allison Transmission, Inc., 7.125%, 2019 (n)		975,000	1,045,688
Continental Rubber of America Corp., 4.5%, 2019 (z)		165,000	168,899
Ford Motor Co., 7.45%, 2031		225,000	279,844
Ford Motor Credit Co. LLC, 8%, 2014		100,000	110,436
Ford Motor Credit Co. LLC, 12%, 2015		1,264,000	1,567,360
Ford Motor Credit Co. LLC, 8.125%, 2020		280,000	351,783
General Motors Financial Co., Inc., 4.75%, 2017 (n)		330,000	338,352
General Motors Financial Co., Inc., 6.75%, 2018		610,000	678,851

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Goodyear Tire & Rubber Co., 8.25%, 2020	$160,000	$177,200
Goodyear Tire & Rubber Co., 7%, 2022	295,000	312,700
Jaguar Land Rover PLC, 7.75%, 2018 (n)	325,000	350,594
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,165,000	1,268,394
Lear Corp., 8.125%, 2020	405,000	457,650

		$8,207,176

Basic Industry – 0.3%
Trimas Corp., 9.75%, 2017	$608,000	$702,240

Broadcasting – 5.5%
Allbritton Communications Co., 8%, 2018	$340,000	$369,750
AMC Networks, Inc., 7.75%, 2021	454,000	513,020
Clear Channel Communications, Inc., 9%, 2021	646,000	574,940
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	370,000	360,750
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	35,000	33,600
Hughes Network Systems LLC, 7.625%, 2021	455,000	503,913
Inmarsat Finance PLC, 7.375%, 2017 (n)	610,000	658,800
Intelsat Bermuda Ltd., 11.25%, 2017	1,240,000	1,311,300
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	955,000	1,012,300
Intelsat Jackson Holdings Ltd., 11.25%, 2016	318,000	331,913
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (z)	555,000	552,225
LBI Media, Inc., 8.5%, 2017 (z)	740,000	181,300
Liberty Media Corp., 8.5%, 2029	875,000	923,125
Liberty Media Corp., 8.25%, 2030	90,000	94,950
Local TV Finance LLC, 9.25%, 2015 (p)(z)	537,186	547,930
Newport Television LLC, 13%, 2017 (n)(p)	571,819	617,565
Nexstar Broadcasting Group, Inc., 8.875%, 2017	315,000	342,563
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	465,000	514,988
Sinclair Broadcast Group, Inc., 8.375%, 2018	125,000	137,813
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	535,000	608,563
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	595,000	657,475
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	105,000	104,475
Starz LLC/Starz Finance Corp., 5%, 2019 (z)	260,000	265,850
Townsquare Radio LLC, 9%, 2019 (z)	285,000	306,375
Univision Communications, Inc., 6.875%, 2019 (n)	440,000	453,200
Univision Communications, Inc., 7.875%, 2020 (n)	375,000	401,250
Univision Communications, Inc., 8.5%, 2021 (n)	495,000	502,425

		$12,882,358

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 7.875%, 2015		$50,000	$50,938
E*TRADE Financial Corp., 12.5%, 2017		1,090,000	1,238,513

			$1,289,451

Building – 2.1%
Building Materials Holding Corp., 6.875%, 2018 (n)		$565,000	$605,963
Building Materials Holding Corp., 7%, 2020 (n)		345,000	374,325
Building Materials Holding Corp., 6.75%, 2021 (n)		305,000	333,975
CEMEX S.A., 9.25%, 2020		575,000	573,678
HD Supply, Inc., 8.125%, 2019 (n)		325,000	352,625
Masonite International Corp., 8.25%, 2021 (n)		680,000	717,400
Nortek, Inc., 8.5%, 2021		930,000	990,450
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		225,000	245,250
USG Corp., 6.3%, 2016		375,000	378,750
USG Corp., 7.875%, 2020 (n)		340,000	367,625

			$4,940,041

Business Services – 2.0%
Ceridian Corp., 12.25%, 2015 (p)		$440,000	$437,800
Ceridian Corp., 8.875%, 2019 (n)		145,000	156,600
Fidelity National Information Services, Inc., 7.625%, 2017		300,000	328,500
Fidelity National Information Services, Inc., 5%, 2022		470,000	485,275
iGATE Corp., 9%, 2016		771,000	846,173
Iron Mountain, Inc., 8.375%, 2021		845,000	935,838
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		585,000	573,300
Lender Processing Services, Inc., 5.75%, 2023		370,000	370,000
SunGard Data Systems, Inc., 10.25%, 2015		103,000	105,575
SunGard Data Systems, Inc., 7.375%, 2018		325,000	348,563

			$4,587,624

Cable TV – 3.4%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$185,000	$202,113
CCH II LLC, 13.5%, 2016		320,609	347,861
CCO Holdings LLC, 7.875%, 2018		660,000	714,450
CCO Holdings LLC, 8.125%, 2020		980,000	1,107,400
CCO Holdings LLC, 7.375%, 2020		270,000	301,388
Cequel Communications Holdings, 8.625%, 2017 (n)		415,000	443,013
DISH DBS Corp., 6.75%, 2021		385,000	419,650
EchoStar Corp., 7.125%, 2016		605,000	668,525
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	165,000	216,009
UPC Holding B.V., 9.875%, 2018 (n)		$485,000	533,500

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
UPCB Finance III Ltd., 6.625%, 2020 (n)		$908,000	$951,130
Virgin Media Finance PLC, 9.5%, 2016		94,000	104,105
Virgin Media Finance PLC, 8.375%, 2019		275,000	312,813
Virgin Media Finance PLC, 5.25%, 2022		730,000	766,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	495,000	698,119

			$7,786,576

Chemicals – 2.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$630,000	$689,850
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		730,000	750,075
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		190,000	169,575
Huntsman International LLC, 8.625%, 2021		775,000	887,375
INEOS Finance PLC, 8.375%, 2019 (n)		470,000	494,675
INEOS Group Holdings PLC, 8.5%, 2016 (n)		625,000	590,625
LyondellBasell Industries N.V., 5%, 2019		320,000	340,000
LyondellBasell Industries N.V., 6%, 2021		625,000	712,500
Momentive Performance Materials, Inc., 12.5%, 2014		654,000	673,620
Momentive Performance Materials, Inc., 11.5%, 2016		387,000	217,688
Polypore International, Inc., 7.5%, 2017		320,000	344,800

			$5,870,783

Computer Software – 1.3%
Infor (US), Inc., 11.5%, 2018 (n)		$780,000	$889,200
Infor (US), Inc., 9.375%, 2019 (n)		190,000	210,900
Nuance Communications, Inc., 5.375%, 2020 (n)		260,000	268,450
Seagate HDD Cayman, 6.875%, 2020		420,000	447,825
Syniverse Holdings, Inc., 9.125%, 2019		745,000	800,875
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		290,000	316,100
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		140,000	164,850

			$3,098,200

Computer Software – Systems – 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)		$445,000	$475,038
CDW LLC/CDW Finance Corp., 12.535%, 2017		520,000	555,100
CDW LLC/CDW Finance Corp., 8.5%, 2019		975,000	1,060,313
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		415,000	457,538

			$2,547,989

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,205,000	$1,301,400
Dynacast International LLC, 9.25%, 2019	530,000	559,150
Griffon Corp., 7.125%, 2018	945,000	1,000,519

		$2,861,069

Consumer Products – 0.9%
Easton-Bell Sports, Inc., 9.75%, 2016	$230,000	$248,688
Elizabeth Arden, Inc., 7.375%, 2021	650,000	728,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	55,000	59,675
Jarden Corp., 7.5%, 2020	545,000	602,225
Libbey Glass, Inc., 6.875%, 2020 (n)	225,000	241,875
Prestige Brands, Inc., 8.125%, 2020	65,000	72,475
Wolverine World Wide, Inc., 6.125%, 2020 (z)	50,000	51,500

		$2,004,438

Consumer Services – 0.6%
Service Corp. International, 6.75%, 2015	$380,000	$419,900
Service Corp. International, 7%, 2017	825,000	948,750

		$1,368,650

Containers – 1.9%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$535,000	$573,119
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	690,000	727,950
Ball Corp., 5%, 2022	372,000	389,670
Greif, Inc., 6.75%, 2017	770,000	850,850
Greif, Inc., 7.75%, 2019	90,000	103,950
Reynolds Group, 7.125%, 2019	570,000	601,350
Reynolds Group, 9.875%, 2019	240,000	255,300
Reynolds Group, 5.75%, 2020 (z)	360,000	360,000
Reynolds Group, 8.25%, 2021	495,000	491,288

		$4,353,477

Defense Electronics – 0.5%
Ducommun, Inc., 9.75%, 2018	$664,000	$700,520
MOOG, Inc., 7.25%, 2018	520,000	552,500

		$1,253,020

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$445,000	$394,938
Avaya, Inc., 7%, 2019 (n)	175,000	162,750

		$557,688

Electronics – 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,045,000	$1,136,438
Nokia Corp., 5.375%, 2019	235,000	196,813
NXP B.V., 9.75%, 2018 (n)	105,000	120,750
Sensata Technologies B.V., 6.5%, 2019 (n)	715,000	763,263

		$2,217,264

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 8.2%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$295,000	$56,050
BreitBurn Energy Partners LP, 8.625%, 2020	325,000	355,063
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	660,000	683,100
Carrizo Oil & Gas, Inc., 8.625%, 2018	280,000	300,300
Chaparral Energy, Inc., 7.625%, 2022 (n)	355,000	372,750
Chesapeake Energy Corp., 6.875%, 2020	555,000	585,525
Concho Resources, Inc., 8.625%, 2017	440,000	485,100
Concho Resources, Inc., 6.5%, 2022	810,000	893,025
Continental Resources, Inc., 8.25%, 2019	665,000	748,125
Denbury Resources, Inc., 8.25%, 2020	945,000	1,065,488
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,050,000	1,178,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,400,000	1,526,000
EXCO Resources, Inc., 7.5%, 2018	555,000	518,925
Harvest Operations Corp., 6.875%, 2017	885,000	969,075
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	255,000	283,688
Laredo Petroleum, Inc., 9.5%, 2019	445,000	503,963
LINN Energy LLC, 6.5%, 2019 (n)	310,000	310,000
LINN Energy LLC, 8.625%, 2020	350,000	383,250
LINN Energy LLC, 7.75%, 2021	428,000	452,610
MEG Energy Corp., 6.5%, 2021 (z)	160,000	171,200
Newfield Exploration Co., 6.875%, 2020	920,000	1,009,700
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	894,000	804,600
Plains Exploration & Production Co., 8.625%, 2019	645,000	719,175
QEP Resources, Inc., 6.875%, 2021	940,000	1,062,200
Range Resources Corp., 8%, 2019	650,000	721,500
Range Resources Corp., 5%, 2022	210,000	221,550
Samson Investment Co., 9.75%, 2020 (n)	370,000	381,100
SandRidge Energy, Inc., 8%, 2018 (n)	1,160,000	1,218,000
SM Energy Co., 6.5%, 2021	645,000	683,700
Whiting Petroleum Corp., 6.5%, 2018	415,000	445,088

		$19,108,475

Energy – Integrated – 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$290,000	$340,750

Engineering – Construction – 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$570,000	$577,125

Entertainment – 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$310,000	$341,775
AMC Entertainment, Inc., 9.75%, 2020	500,000	563,125
Cedar Fair LP, 9.125%, 2018	420,000	477,225
Cinemark USA, Inc., 8.625%, 2019	550,000	610,500
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	297,000	331,155

		$2,323,780

Financial Institutions – 5.2%
Ally Financial, Inc., 5.5%, 2017	$1,090,000	$1,139,358
CIT Group, Inc., 5.25%, 2014 (n)	1,005,000	1,047,713

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
CIT Group, Inc., 5.25%, 2018		$475,000	$509,438
CIT Group, Inc., 6.625%, 2018 (n)		1,006,000	1,141,810
CIT Group, Inc., 5.5%, 2019 (n)		777,000	841,103
Credit Acceptance Corp., 9.125%, 2017		585,000	644,963
GMAC, Inc., 8%, 2031		130,000	151,580
Icahn Enterprises LP, 8%, 2018 (n)		106,000	113,685
Icahn Enterprises LP, 8%, 2018		653,000	700,343
International Lease Finance Corp., 4.875%, 2015		290,000	301,429
International Lease Finance Corp., 8.625%, 2015		295,000	335,931
International Lease Finance Corp., 7.125%, 2018 (n)		691,000	805,015
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		955,000	1,034,981
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		245,000	267,663
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (z)		150,000	152,625
PHH Corp., 9.25%, 2016		615,000	705,713
PHH Corp., 7.375%, 2019		395,000	422,650
SLM Corp., 8.45%, 2018		395,000	462,631
SLM Corp., 8%, 2020		910,000	1,051,050
SLM Corp., 7.25%, 2022		165,000	184,800

			$12,014,481

Food & Beverages – 1.4%
ARAMARK Corp., 8.5%, 2015		$485,000	$496,524
B&G Foods, Inc., 7.625%, 2018		980,000	1,058,400
Constellation Brands, Inc., 7.25%, 2016		230,000	263,350
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		170,000	169,575
Pinnacle Foods Finance LLC, 9.25%, 2015		333,000	340,493
Pinnacle Foods Finance LLC, 8.25%, 2017		195,000	211,331
TreeHouse Foods, Inc., 7.75%, 2018		590,000	644,575

			$3,184,248

Forest & Paper Products – 1.3%
Boise, Inc., 8%, 2020		$480,000	$526,800
Georgia-Pacific Corp., 8%, 2024		64,000	87,360
Graphic Packaging Holding Co., 7.875%, 2018		275,000	304,563
Millar Western Forest Products Ltd., 8.5%, 2021		145,000	117,450
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		230,000	246,100
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	565,000	796,843
Tembec Industries, Inc., 11.25%, 2018		$345,000	362,250
Xerium Technologies, Inc., 8.875%, 2018		515,000	455,775

			$2,897,141

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – 3.7%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)	$180,000	$180,000
Choice Hotels International, Inc., 5.75%, 2022	105,000	114,450
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	1,450,000	906
GWR Operating Partnership LLP, 10.875%, 2017	340,000	391,000
Harrah’s Operating Co., Inc., 11.25%, 2017	1,395,000	1,499,625
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)	350,000	378,000
Isle of Capri Casinos, Inc., 8.875%, 2020 (n)	550,000	580,250
MGM Mirage, 10.375%, 2014	155,000	174,375
MGM Mirage, 6.625%, 2015	260,000	278,200
MGM Resorts International, 11.375%, 2018	630,000	743,400
MGM Resorts International, 9%, 2020	565,000	630,681
Penn National Gaming, Inc., 8.75%, 2019	1,050,000	1,176,000
Pinnacle Entertainment, Inc., 8.75%, 2020	295,000	325,606
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	110,000	116,875
Seven Seas Cruises S. DE R.L., 9.125%, 2019	840,000	873,600
Wyndham Worldwide Corp., 7.375%, 2020	375,000	451,805
Wynn Las Vegas LLC, 7.75%, 2020	580,000	645,250

		$8,560,023

Industrial – 1.5%
Altra Holdings, Inc., 8.125%, 2016	$505,000	$540,981
Dematic S.A., 8.75%, 2016 (z)	1,035,000	1,107,450
Hyva Global B.V., 8.625%, 2016 (n)	467,000	417,965
Mueller Water Products, Inc., 8.75%, 2020	550,000	621,500
Rexel S.A., 6.125%, 2019 (n)	445,000	458,350
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	315,000	337,050

		$3,483,296

Insurance – 1.2%
American International Group, Inc., 8.25%, 2018	$635,000	$816,553
American International Group, Inc., 8.175% to 2038, FRN to 2068	1,685,000	2,062,019

		$2,878,572

Insurance – Health – 0.2%
AMERIGROUP Corp., 7.5%, 2019	$410,000	$478,931

Insurance – Property & Casualty – 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$765,000	$1,109,250
XL Group PLC, 6.5% to 2017, FRN to 2049	775,000	713,000

		$1,822,250

Machinery & Tools – 1.9%
Ashtead Capital, Inc., 6.5%, 2022 (n)	$210,000	$220,500
Case Corp., 7.25%, 2016	390,000	437,775
Case New Holland, Inc., 7.875%, 2017	1,260,000	1,477,350

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – continued
CNH Capital LLC, 6.25%, 2016 (n)	$175,000	$190,094
H&E Equipment Services LLC, 7%, 2022 (n)	260,000	270,400
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	460,000	489,900
RSC Equipment Rental, Inc., 8.25%, 2021	665,000	729,838
UR Financing Escrow Corp., 5.75%, 2018 (n)	320,000	338,000
UR Financing Escrow Corp., 7.625%, 2022 (n)	324,000	354,780

		$4,508,637

Major Banks – 0.9%
Bank of America Corp., 5.65%, 2018	$655,000	$746,815
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	320,000	288,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,125,000	1,091,250

		$2,126,065

Medical & Health Technology & Services – 5.6%
Biomet, Inc., 10%, 2017	$700,000	$738,500
Biomet, Inc., 11.625%, 2017	319,000	339,735
Biomet, Inc., 6.5%, 2020 (n)	565,000	585,481
Davita, Inc., 6.375%, 2018	980,000	1,046,150
Davita, Inc., 6.625%, 2020	760,000	812,250
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	720,000	829,800
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	230,000	244,950
HCA, Inc., 8.5%, 2019	1,960,000	2,209,900
HCA, Inc., 7.5%, 2022	495,000	560,588
HCA, Inc., 5.875%, 2022	475,000	514,781
HealthSouth Corp., 8.125%, 2020	1,005,000	1,115,550
Hologic, Inc., 6.25%, 2020 (n)	105,000	111,300
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	830,000	792,650
Physio-Control International, Inc., 9.875%, 2019 (n)	425,000	465,375
Select Medical Corp., 7.625%, 2015	93,000	94,279
Teleflex, Inc., 6.875%, 2019	340,000	365,500
Tenet Healthcare Corp., 9.25%, 2015	425,000	478,125
Truven Health Analytics, Inc., 10.625%, 2020 (z)	285,000	304,950
Universal Health Services, Inc., 7%, 2018	515,000	558,131
Universal Hospital Services, Inc., 7.625%, 2020 (n)	550,000	573,375
Universal Hospital Services, Inc., FRN, 4.111%, 2015	335,000	331,650
Vanguard Health Systems, Inc., 0%, 2016	3,000	2,100

		$13,075,120

Metals & Mining – 1.3%
Arch Coal, Inc., 7.25%, 2020	$365,000	$306,600
Cloud Peak Energy, Inc., 8.25%, 2017	1,185,000	1,288,688
Cloud Peak Energy, Inc., 8.5%, 2019	75,000	82,500
Consol Energy, Inc., 8%, 2017	555,000	579,975

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	$265,000	$257,050
Peabody Energy Corp., 6%, 2018 (n)	305,000	305,000
Peabody Energy Corp., 6.25%, 2021 (n)	305,000	303,475

		$3,123,288

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$510,000	$544,425
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	390,000	377,325

		$921,750

Natural Gas – Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$850,000	$913,750
Crosstex Energy, Inc., 8.875%, 2018	1,040,000	1,112,800
El Paso Corp., 7%, 2017	660,000	757,354
El Paso Corp., 7.75%, 2032	1,040,000	1,211,204
Energy Transfer Equity LP, 7.5%, 2020	855,000	970,425
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	465,000	524,288
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	287,000	321,440
MarkWest Energy Partners LP, 5.5%, 2023	450,000	471,375
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	328,000	311,600

		$6,594,236

Network & Telecom – 1.7%
Centurylink, Inc., 7.65%, 2042	$295,000	$314,296
Cincinnati Bell, Inc., 8.25%, 2017	230,000	245,525
Citizens Communications Co., 9%, 2031	485,000	517,738
Eileme 2 AB, 11.625%, 2020 (n)	504,000	564,480
Frontier Communications Corp., 8.125%, 2018	215,000	241,875
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,140,898
TW Telecom Holdings, Inc., 5.375%, 2022 (z)	155,000	158,100
Windstream Corp., 8.125%, 2018	150,000	162,000
Windstream Corp., 7.75%, 2020	645,000	691,763

		$4,036,675

Oil Services – 1.2%
Bristow Group, Inc., 6.25%, 2022	$100,000	$102,375
Chesapeake Energy Corp., 6.625%, 2019 (n)	230,000	220,800
Dresser-Rand Group, Inc., 6.5%, 2021	300,000	315,000
Edgen Murray Corp., 12.25%, 2015	660,000	704,550
Pioneer Energy Services Corp., 9.875%, 2018	695,000	755,813
Unit Corp., 6.625%, 2021	450,000	464,625
Unit Corp., 6.625%, 2021 (n)	295,000	304,588

		$2,867,751

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – 1.9%
Capital One Financial Corp., 10.25%, 2039		$1,280,000	$1,318,400
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		545,000	617,338
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		705,000	705,000
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,384,000	1,480,880
UBS AG, 7.625%, 2022		300,000	313,668

			$4,435,286

Pharmaceuticals – 0.9%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	375,000	$539,721
Catalent Pharma Solutions, Inc., 7.875%, 2018 (z)		$110,000	111,650
Endo Health Solutions, Inc., 7%, 2019		430,000	463,325
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		615,000	647,288
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (z)		365,000	384,619

			$2,146,603

Pollution Control – 0.2%
Heckmann Corp., 9.875%, 2018		$470,000	$484,100

Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 6.75%, 2020 (z)		$472,000	$462,560

Printing & Publishing – 0.6%
American Media, Inc., 13.5%, 2018 (z)		$100,346	$92,820
Nielsen Finance LLC, 11.5%, 2016		286,000	319,605
Nielsen Finance LLC, 7.75%, 2018		605,000	682,138
Nielsen Finance LLC, 4.5%, 2020 (z)		310,000	308,063

			$1,402,626

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$310,000	$347,975

Real Estate – 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017		$290,000	$324,800
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		325,000	307,938
Entertainment Properties Trust, REIT, 7.75%, 2020		755,000	869,709
Entertainment Properties Trust, REIT, 5.75%, 2022		115,000	119,409
Kennedy Wilson, Inc., 8.75%, 2019		280,000	298,200
MPT Operating Partnership LP, REIT, 6.875%, 2021		560,000	610,400
MPT Operating Partnership LP, REIT, 6.375%, 2022		285,000	302,100

			$2,832,556

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 2.6%
Academy Ltd., 9.25%, 2019 (n)	$330,000	$362,588
Burlington Coat Factory Warehouse Corp., 10%, 2019	655,000	724,594
J. Crew Group, Inc., 8.125%, 2019	555,000	581,363
Limited Brands, Inc., 6.9%, 2017	550,000	632,500
Limited Brands, Inc., 7%, 2020	205,000	232,675
Limited Brands, Inc., 6.95%, 2033	320,000	316,800
Pantry, Inc., 8.375%, 2020 (n)	265,000	271,625
QVC, Inc., 7.375%, 2020 (n)	390,000	433,582
Rite Aid Corp., 9.25%, 2020	430,000	440,750
Sally Beauty Holdings, Inc., 6.875%, 2019	290,000	322,625
Toys “R” Us Property Co. II LLC, 8.5%, 2017	249,000	268,298
Toys “R” Us, Inc., 10.75%, 2017	1,050,000	1,144,500
Yankee Acquisition Corp., 8.5%, 2015	5,000	5,063
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	320,000	331,200

		$6,068,163

Specialty Chemicals – 0.1%
Koppers, Inc., 7.875%, 2019	$260,000	$285,350

Specialty Stores – 0.4%
Gymboree Corp., 9.125%, 2018	$110,000	$104,638
Michaels Stores, Inc., 11.375%, 2016	325,000	340,470
Michaels Stores, Inc., 7.75%, 2018	355,000	380,738

		$825,846

Supermarkets – 0.1%
SUPERVALU, Inc., 7.5%, 2014	$240,000	$230,400

Telecommunications – Wireless – 3.6%
Clearwire Corp., 12%, 2015 (n)	$230,000	$227,700
Cricket Communications, Inc., 7.75%, 2016	95,000	100,225
Cricket Communications, Inc., 7.75%, 2020	830,000	809,250
Crown Castle International Corp., 9%, 2015	825,000	884,813
Crown Castle International Corp., 7.125%, 2019	575,000	623,875
Digicel Group Ltd., 12%, 2014 (n)	140,000	156,100
Digicel Group Ltd., 8.25%, 2017 (n)	895,000	966,600
Digicel Group Ltd., 10.5%, 2018 (n)	280,000	304,500
MetroPCS Wireless, Inc., 7.875%, 2018	325,000	351,000
Sprint Capital Corp., 6.875%, 2028	530,000	487,600
Sprint Nextel Corp., 6%, 2016	745,000	767,350
Sprint Nextel Corp., 8.375%, 2017	675,000	750,938
Sprint Nextel Corp., 9%, 2018 (n)	310,000	372,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,110,000	1,046,175
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	555,000	527,250

		$8,375,376

Telephone Services – 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$320,000	$347,200
Level 3 Financing, Inc., 9.375%, 2019	585,000	649,350
Level 3 Financing, Inc., 7%, 2020 (z)	160,000	161,600

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – continued
Level 3 Financing, Inc., 8.625%, 2020	$295,000	$318,600
Sable International Finance Ltd., 8.75%, 2020 (n)	200,000	223,000

		$1,699,750

Transportation – 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$547,000	$514,180

Transportation – Services – 3.0%
ACL I Corp., 10.625%, 2016 (p)	$788,194	$760,476
Aguila American Resources Ltd., 7.875%, 2018 (n)	615,000	645,750
Avis Budget Car Rental LLC, 8.25%, 2019	430,000	468,163
Avis Budget Car Rental LLC, 9.75%, 2020	260,000	297,050
CEVA Group PLC, 8.375%, 2017 (n)	835,000	804,731
Commercial Barge Line Co., 12.5%, 2017	1,370,000	1,525,838
Navios Maritime Acquisition Corp., 8.625%, 2017	790,000	752,475
Navios Maritime Holdings, Inc., 8.875%, 2017	220,000	225,775
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)	435,000	442,069
Swift Services Holdings, Inc., 10%, 2018	1,030,000	1,114,975

		$7,037,302

Utilities – Electric Power – 4.6%
AES Corp., 8%, 2017	$720,000	$831,600
Atlantic Power Corp., 9%, 2018	400,000	425,000
Calpine Corp., 8%, 2016 (n)	625,000	671,875
Calpine Corp., 7.875%, 2020 (n)	840,000	917,700
Covanta Holding Corp., 7.25%, 2020	835,000	925,896
Covanta Holding Corp., 6.375%, 2022	190,000	206,564
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	495,000	564,300
Edison Mission Energy, 7%, 2017	565,000	292,388
EDP Finance B.V., 6%, 2018 (n)	940,000	938,327
Energy Future Holdings Corp., 10%, 2020	950,000	1,047,375
Energy Future Holdings Corp., 10%, 2020	1,305,000	1,468,125
Energy Future Holdings Corp., 11.75%, 2022 (n)	415,000	440,938
GenOn Energy, Inc., 9.875%, 2020	940,000	1,043,400
NRG Energy, Inc., 8.25%, 2020	685,000	746,650
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	340,000	266,050

		$10,786,188

Total Bonds		$217,672,020

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (z)	363	$339,575
GMAC Capital Trust I, 8.125%	19,950	500,945

Total Preferred Stocks		$840,520

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$685,000	$683,288

FLOATING RATE LOANS (g)(r) – 0.2%
Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$326,932	$319,821

Utilities – Electric Power – 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$87,043	$89,944
Dynegy Power LLC, Term Loan, 9.25%, 2016	130,564	136,440

		$226,384

Total Floating Rate Loans		$546,205

COMMON STOCKS – 0.2%
Automotive – 0.0%
Accuride Corp. (a)	17,214	$80,217

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	67	$221,100

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	25,715	$136,032

Total Common Stocks		$437,349

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75%	11,360	$423,501

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a) (1 share for 1 warrant)	$0.01	7/14/10	38	$125,400

MONEY MARKET FUNDS – 3.7%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	8,588,343	$8,588,343

Total Investments		$229,316,626

OTHER ASSETS, LESS LIABILITIES – 1.5%		3,490,150

Net Assets – 100.0%		$232,806,776

7

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,873,273, representing 26.6% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$340,313	$339,575
American Media, Inc., 13.5%, 2018	12/22/10	101,696	92,820
Arbor Realty Mortgage Securities, CDO, FRN, 2.753%, 2038	12/20/05	568,229	142,057
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	968,919	11,979
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.748%, 2050	4/12/06	523,796	10,471
Catalent Pharma Solutions, Inc., 7.875%, 2018	9/05/12	110,000	111,650
Continental Rubber of America Corp., 4.5%, 2019	9/12/12	165,000	168,899
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,038,959	1,107,450
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	363,348	368,400
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	553,393	423,488
IAMGOLD Corp., 6.75%, 2020	9/14/12	472,000	462,560
Intelsat Jackson Holdings Ltd., 6.625%, 2022	9/19/12	555,000	552,225
LBI Media, Inc., 8.5%, 2017	7/18/07	732,820	181,300
Level 3 Financing, Inc., 7%, 2020	9/10/12	163,582	161,600
Local TV Finance LLC, 9.25%, 2015	12/10/07-11/30/10	533,708	547,930
MEG Energy Corp., 6.5%, 2021	9/05/12-9/26/12	171,431	171,200
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	9/19/12	150,000	152,625
Nielsen Finance LLC, 4.5%, 2020	9/18/12-9/19/12	309,738	308,063
Reynolds Group, 5.75%, 2020	9/14/12	360,000	360,000
Starz LLC/Starz Finance Corp., 5%, 2019	9/06/12	260,000	265,850
TW Telecom Holdings, Inc., 5.375%, 2022	9/27/12	155,000	158,100
Townsquare Radio LLC, 9%, 2019	3/30/12	282,297	306,375
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	289,190	304,950
Valeant Pharmaceuticals International, Inc., 7.25%, 2022	9/06/12-9/11/12	386,705	384,619
Wolverine World Wide, Inc., 6.125%, 2020	9/27/12	50,000	51,500
Total Restricted Securities			$7,145,686
% of Net assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

8

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	1,030,752	10/12/12	$1,260,939	$1,324,698	$(63,759)
SELL	EUR	UBS AG	1,030,752	10/12/12	1,261,530	1,324,698	(63,168)

							$(126,927)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,004,663	$686,075	$136,032	$1,826,770
Corporate Bonds	—	180,405,454	—	180,405,454
Commercial Mortgage-Backed Securities	—	834,860	—	834,860
Asset-Backed Securities (including CDOs)	—	541,908	—	541,908
Foreign Bonds	—	36,573,086	—	36,573,086
Floating Rate Loans	—	546,205	—	546,205
Mutual Funds	8,588,343	—	—	8,588,343
Total Investments	$9,593,006	$219,587,588	$136,032	$229,316,626

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(126,927)	$—	$(126,927)

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$305,751
Change in unrealized appreciation (depreciation)	(169,719)
Balance as of 9/30/12	$136,032

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2012 is $(169,719).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$225,367,173
Gross unrealized appreciation	12,357,242
Gross unrealized depreciation	(8,407,789)
Net unrealized appreciation (depreciation)	$3,949,453

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,583,165	50,460,185	(50,455,007)	8,588,343

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,601	$8,588,343

11

QUARTERLY REPORT

September 30, 2012

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.9%
Aerospace – 0.1%
BE Aerospace, Inc., 5.25%, 2022	$208,000	$216,320

Airlines – 0.5%
Continental Airlines, Inc., 7.25%, 2021	338,155	$386,342
Continental Airlines, Inc., FRN, 0.768%, 2013	1,233,255	1,208,590

		$1,594,932

Apparel Manufacturers – 0.7%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,702,000	$1,923,260

Asset-Backed & Securitized – 2.2%
Anthracite Ltd., “A”, CDO, FRN, 0.576%, 2019 (z)	$364,269	$356,984
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040 (z)	311,097	200,903
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	907,198	924,253
Commercial Mortgage Acceptance Corp., FRN, 2.064%, 2030 (i)	802,654	29,904
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	155,910	157,469
Falcon Franchise Loan LLC, FRN, 5.839%, 2025 (i)(z)	557,521	87,810
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	578,393	569,717
GMAC LLC, FRN, 6.02%, 2033 (z)	301,203	309,065
GMAC LLC, FRN, 7.946%, 2034 (d)(n)(q)	825,000	593,330
Greenwich Capital Commercial Funding Corp., FRN, 6.064%, 2038	350,000	384,147
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,195,039	1,383,229
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.614%, 2042 (n)	765,072	145,593
KKR Financial CLO Ltd., “C”, FRN, 1.884%, 2021 (n)	505,395	420,741
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.171%, 2030 (i)	983,652	13,900
Morgan Stanley Capital I, Inc., FRN, 1.177%, 2030 (i)(n)	2,143,812	49,175
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013 (z)	567,000	565,856
Spirit Master Funding LLC, 5.05%, 2023 (z)	313,604	296,484

		$6,488,560

Automotive – 5.2%
American Honda Finance Corp., 2.125%, 2017 (n)	$1,672,000	$1,728,562
Delphi Corp., 6.125%, 2021	1,271,000	1,407,633
Ford Motor Credit Co. LLC, 8%, 2014	1,415,000	1,562,664
Ford Motor Credit Co. LLC, 4.207%, 2016	560,000	593,456
Ford Motor Credit Co. LLC, 3.984%, 2016	638,000	672,455
Harley Davidson Financial Services, 1.15%, 2015 (n)	607,000	607,738

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Harley-Davidson Financial Services, 3.875%, 2016 (n)	$1,061,000	$1,137,558
Hyundai Capital America, 2.125%, 2017 (n)	1,719,000	1,719,242
Lear Corp., 8.125%, 2020	2,135,000	2,412,550
Nissan Motor Acceptance Corp., 1.95%, 2017 (z)	1,000,000	1,008,856
TRW Automotive, Inc., 7.25%, 2017 (n)	1,613,000	1,842,852
Volkswagen International Finance N.V., 2.375%, 2017 (n)	500,000	519,250

		$15,212,816

Biotechnology – 0.7%
Life Technologies Corp., 6%, 2020	$1,727,000	$2,054,156

Broadcasting – 1.2%
CBS Corp., 8.875%, 2019	$760,000	$1,018,699
CBS Corp., 5.75%, 2020	440,000	529,027
News America, Inc., 8.5%, 2025	770,000	1,037,403
WPP Finance, 8%, 2014	366,000	410,866
WPP Finance, 3.625%, 2022	404,000	406,947

		$3,402,942

Brokerage & Asset Managers – 0.8%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$189,000	$197,058
E*TRADE Financial Corp., 12.5%, 2017	789,000	896,501
Franklin Resources, Inc., 1.375%, 2017	374,000	376,022
TD Ameritrade Holding Co., 4.15%, 2014	855,000	913,569

		$2,383,150

Building – 1.7%
Mohawk Industries, Inc., 6.375%, 2016	$2,090,000	$2,351,250
Owens Corning, Inc., 6.5%, 2016	2,221,000	2,493,996

		$4,845,246

Business Services – 0.4%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$1,273,000	$1,286,392

Cable TV – 3.6%
CCH II LLC, 13.5%, 2016	$612,628	$664,701
CCO Holdings LLC., 5.25%, 2022	1,894,000	1,903,470
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	313,240
DIRECTV Holdings LLC, 5.875%, 2019	490,000	576,362
DIRECTV Holdings LLC, 6.375%, 2041	690,000	807,775
DIRECTV Holdings LLC, 5.15%, 2042	750,000	763,032
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	663,645
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,140,889
Time Warner Cable, Inc., 5%, 2020	354,000	410,418
Time Warner Cable, Inc., 4.5%, 2042	374,000	372,982
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	386,714
Videotron Ltee, 5%, 2022	1,555,000	1,624,975

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Virgin Media Finance PLC, 9.5%, 2016	$662,000	$733,165

		$10,361,368

Chemicals – 2.5%
Ashland, Inc., 4.75%, 2022 (n)	$698,000	$713,705
CF Industries Holdings, Inc., 7.125%, 2020	1,746,000	2,191,230
Dow Chemical Co., 8.55%, 2019	936,000	1,255,140
LyondellBasell Industries N.V., 5%, 2019	1,614,000	1,714,875
LyondellBasell Industries N.V., 6%, 2021	1,256,000	1,431,840

		$7,306,790

Computer Software – 0.1%
Seagate Technology HDD Holdings, 6.8%, 2016	$200,000	$221,500

Conglomerates – 0.1%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$313,000	$347,618

Construction – 0.2%
D.R. Horton, Inc., 4.375%, 2022	$528,000	$524,700

Consumer Products – 0.2%
Mattel, Inc., 5.45%, 2041	$630,000	$704,281

Consumer Services – 1.2%
eBay, Inc., 4%, 2042	$1,160,000	$1,129,202
Experian Finance PLC, 2.375%, 2017 (n)	807,000	818,251
Service Corp. International, 7.375%, 2014	820,000	902,000
Service Corp. International, 7%, 2019	450,000	497,250

		$3,346,703

Containers – 1.5%
Ball Corp., 5%, 2022	$576,000	$603,360
Crown Americas LLC, 7.625%, 2017	2,356,000	2,520,920
Greif, Inc., 6.75%, 2017	1,136,000	1,255,280

		$4,379,560

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,615,910

Electronics – 0.4%
Jabil Circuit, Inc., 4.7%, 2022	$399,000	$397,005
Tyco Electronics Group S.A., 6.55%, 2017	360,000	435,354
Tyco Electronics Group S.A., 3.5%, 2022	252,000	257,498

		$1,089,857

Emerging Market Quasi-Sovereign – 2.5%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	$1,130,000	$1,257,125
CNPC General Capital Ltd., 2.75%, 2017 (z)	1,559,000	1,614,220
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	451,131
Petrobras International Finance Co., 3.875%, 2016	1,179,000	1,247,158
Petrobras International Finance Co., 5.375%, 2021	875,000	985,925
Petroleos Mexicanos, 4.875%, 2022	316,000	357,080

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 6.5%, 2041	$998,000	$1,244,007

		$7,156,646

Energy – Independent – 3.7%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,611,911
Hess Corp., 8.125%, 2019	440,000	582,169
LINN Energy LLC, 7.75%, 2021	600,000	634,500
Noble Energy, Inc., 4.15%, 2021	1,920,000	2,073,848
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,305,791
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,890,136
QEP Resources, Inc., 5.375%, 2022	259,000	268,065
QEP Resources, Inc., 5.25%, 2023	140,000	143,150
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,231,675

		$10,741,245

Energy – Integrated – 0.4%
BG Energy Capital PLC, 5.125%, 2041 (n)	$906,000	$1,066,895

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$874,322

Financial Institutions – 3.9%
CIT Group, Inc., 4.25%, 2017	$353,000	$366,350
CIT Group, Inc., 5.25%, 2018	365,000	391,463
CIT Group, Inc., 6.625%, 2018 (n)	1,900,000	2,156,500
CIT Group, Inc., 5.5%, 2019 (n)	781,000	845,433
General Electric Capital Corp., 3.75%, 2014	413,000	437,768
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,739,032
General Electric Capital Corp., 3.15%, 2022	1,000,000	1,004,485
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	664,050
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,233,025
SLM Corp., 6.25%, 2016	727,000	788,795
SLM Corp., 6%, 2017	1,147,000	1,248,796
SLM Corp., 8%, 2020	468,000	540,540

		$11,416,237

Food & Beverages – 5.5%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$825,254
Conagra Foods, Inc., 1.35%, 2015	307,000	309,140
Constellation Brands, Inc., 7.25%, 2016	1,119,000	1,281,255
Constellation Brands, Inc., 4.625%, 2023	99,000	100,980
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,517,000	1,638,217
Ingredion, Inc., 1.8%, 2017	365,000	366,004
J.M. Smucker Co., 3.5%, 2021	880,000	942,146
Kraft Foods Group, Inc., 2.25%, 2017 (n)	1,256,000	1,293,057
Molson Coors Brewing Co., 3.5%, 2022	1,018,000	1,078,630
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	988,674
Pernod Ricard S.A., 4.45%, 2022 (n)	524,000	577,686
SABMiller Holdings, Inc., 3.75%, 2022 (n)	1,341,000	1,456,242
Smithfield Foods, Inc., 7.75%, 2017	1,370,000	1,541,250

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Smithfield Foods, Inc., 6.625%, 2022	$348,000	$361,050
Tyson Foods, Inc., 6.6%, 2016	2,229,000	2,557,778
Tyson Foods, Inc., 4.5%, 2022	598,000	626,405

		$15,943,768

Food & Drug Stores – 1.2%
CVS Caremark Corp., 3.25%, 2015	$296,000	$314,735
CVS Caremark Corp., 5.75%, 2017	664,000	800,813
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,845,020
Walgreen Co., 1.8%, 2017	616,000	622,955

		$3,583,523

Forest & Paper Products – 0.9%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$806,000	$944,652
International Paper Co., 6%, 2041	860,000	1,047,941
Packaging Corp. of America, 3.9%, 2022	712,000	734,921

		$2,727,514

Gaming & Lodging – 1.0%
Host Hotels & Resorts, Inc., 6.75%, 2016	$1,300,000	$1,335,750
Host Hotels & Resorts, Inc., 4.75%, 2023	157,000	162,691
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	150,000	179,625
Wyndham Worldwide Corp., 6%, 2016	19,000	21,402
Wyndham Worldwide Corp., 4.25%, 2022	1,227,000	1,261,063

		$2,960,531

Insurance – 2.1%
American International Group, Inc., 3.8%, 2017	$937,000	$1,007,848
American International Group, Inc., 6.4%, 2020	1,200,000	1,461,710
Metlife, Inc., 1.756%, 2017	397,000	400,107
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	370,000	396,808
Prudential Financial, Inc., 4.75%, 2015	631,000	694,922
Unum Group, 7.125%, 2016	500,000	581,914
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,492,014

		$6,035,323

Insurance – Health – 1.5%
CIGNA Corp., 2.75%, 2016	$1,400,000	$1,476,374
CIGNA Corp., 5.375%, 2042	700,000	784,229
Humana, Inc., 7.2%, 2018	1,157,000	1,402,225
Wellpoint, Inc., 1.875%, 2018	618,000	622,724

		$4,285,552

Insurance – Property & Casualty – 2.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$916,062
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	214,138
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	297,135
CNA Financial Corp., 5.875%, 2020	1,570,000	1,832,983
Marsh & McLennan Cos., Inc., 4.8%, 2021	500,000	561,825
XL Group PLC, 5.75%, 2021	1,110,000	1,277,525
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	609,960

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	$896,000	$947,520

		$6,657,148

Machinery & Tools – 0.8%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,332,103

Major Banks – 4.8%
Bank of America Corp., 5.65%, 2018	$580,000	$661,302
Bank of America Corp., 7.625%, 2019	500,000	624,366
Bank of America Corp., 5.625%, 2020	185,000	210,957
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	459,016
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,237,664
JPMorgan Chase & Co., 2%, 2017	1,430,000	1,442,460
JPMorgan Chase & Co., 4.25%, 2020	893,000	975,686
JPMorgan Chase & Co., 4.5%, 2022	500,000	554,625
JPMorgan Chase & Co., 3.25%, 2022	904,000	916,560
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	514,794
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	381,326
Morgan Stanley, 5.75%, 2016	906,000	996,097
PNC Funding Corp., 5.625%, 2017	1,095,000	1,260,610
Royal Bank of Scotland, 2.55%, 2015	1,054,000	1,066,682
Wachovia Corp., 6.605%, 2025	1,270,000	1,546,747
Wells Fargo & Co., 2.625%, 2016	919,000	972,397

		$13,821,289

Medical & Health Technology & Services – 3.0%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$983,000	$1,070,930
Davita, Inc., 6.625%, 2020	2,018,000	2,156,738
Davita, Inc., 5.75%, 2022	352,000	366,080
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	2,045,687
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	734,000	827,585
Hospira, Inc., 6.05%, 2017	906,000	1,047,600
McKesson Corp., 5.7%, 2017	770,000	921,654
McKesson Corp., 7.5%, 2019	120,000	154,805

		$8,591,079

Metals & Mining – 2.3%
Anglo American Capital PLC, 2.625%, 2017 (n)	$888,000	$891,019
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	1,393,000	1,394,407
Southern Copper Corp., 6.75%, 2040	1,764,000	2,028,969
Teck Resources Ltd., 10.75%, 2019	470,000	566,397
Vale Overseas Ltd., 5.625%, 2019	1,501,000	1,688,652

		$6,569,444

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$56,318	$69,318

		$69,318

Natural Gas – Distribution – 0.5%
AmeriGas Finance LLC, 7%, 2022	$1,448,000	$1,560,220

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – 4.7%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,115,156
El Paso Pipeline Partners LP, 5%, 2021	311,000	342,520
Energy Transfer Partners LP, 8.5%, 2014	1,004,000	1,106,242
Energy Transfer Partners LP, 9.7%, 2019	213,000	281,459
Energy Transfer Partners LP, 6.5%, 2042	1,183,000	1,365,099
Enterprise Products Partners LP, 5.65%, 2013	354,000	361,938
Enterprise Products Partners LP, 1.25%, 2015	758,000	765,518
Enterprise Products Partners LP, 6.3%, 2017	540,000	656,812
Enterprise Products Partners LP, 4.45%, 2043	473,000	467,843
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	570,515
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	299,040
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	445,238
Kinder Morgan Energy Partners LP, 6.85%, 2020	370,000	464,705
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	734,987
Kinder Morgan Energy Partners LP, 5%, 2042	470,000	488,019
NiSource Finance Corp., 3.85%, 2023	1,106,000	1,160,108
Oneok Partners LP, 2%, 2017	447,000	455,287
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,401,603
Spectra Energy Capital LLC, 8%, 2019	942,000	1,224,940

		$13,707,029

Network & Telecom – 1.3%
AT&T, Inc., 5.55%, 2041	$1,024,000	$1,274,674
CenturyLink, Inc., 7.6%, 2039	1,580,000	1,671,046
Verizon Communications, Inc., 6%, 2041	690,000	913,962

		$3,859,682

Oil Services – 0.2%
Transocean, Inc., 2.5%, 2017	$569,000	$572,154

Oils – 0.2%
Phillips 66, 5.875%, 2042 (n)	$255,000	$302,782
Tesoro Corp., 5.375%, 2022	372,000	383,160

		$685,942

Other Banks & Diversified Financials – 4.2%
American Express Centurion Bank, 5.5%, 2013	$590,000	$606,076
American Express Co., 8.125%, 2019	320,000	432,906
American Express Credit Corp., 2.375%, 2017	745,000	783,628
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,400,000	1,403,277
BB&T Corp., 3.95%, 2016	500,000	551,594
Capital One Financial Corp., 2.15%, 2015	700,000	717,738

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Capital One Financial Corp., 8.8%, 2019	$1,000,000	$1,319,819
Capital One Financial Corp., 10.25%, 2039	510,000	525,300
Discover Bank, 7%, 2020	1,776,000	2,139,181
Fifth Third Bancorp, 3.5%, 2022	673,000	717,470
Santander UK PLC, 3.875%, 2014 (n)	413,000	421,508
Svenska Handelsbanken AB, 2.875%, 2017	767,000	807,202
Swedbank AB, 2.125%, 2017 (n)	1,238,000	1,240,511
U.S. Bancorp, 2.95%, 2022	622,000	627,918

		$12,294,128

Personal Computers & Peripherals – 0.2%
Motorola Solutions, Inc., 3.75%, 2022	$554,000	$575,915

Pharmaceuticals – 1.9%
Celgene Corp., 2.45%, 2015	$606,000	$628,166
Celgene Corp., 1.9%, 2017	1,583,000	1,605,730
Mylan Laboratories, Inc., 7.625%, 2017 (n)	1,977,000	2,189,528
Watson Pharmaceuticals, Inc., 1.875%, 2017	320,000	323,561
Watson Pharmaceuticals, Inc., 3.25%, 2022	414,000	419,303
Watson Pharmaceuticals, Inc., 4.625%, 2042	347,000	355,272

		$5,521,560

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 2021	$1,160,000	$1,373,195

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 3%, 2019	$68,000	$68,840

Printing & Publishing – 1.3%
Moody’s Corp., 4.5%, 2022	$1,328,000	$1,407,964
Pearson Funding Four PLC, 3.75%, 2022 (n)	693,000	722,111
Pearson PLC, 5.5%, 2013 (n)	260,000	267,077
Pearson PLC, 4%, 2016 (n)	1,320,000	1,423,202

		$3,820,354

Railroad & Shipping – 0.8%
Canadian Pacific Railway Co., 7.25%, 2019	$424,000	$530,328
Canadian Pacific Railway Co., 4.5%, 2022	400,000	441,563
CSX Corp., 7.375%, 2019	365,000	467,123
Kansas City Southern, 8%, 2018	757,000	844,055

		$2,283,069

Real Estate – 3.9%
Boston Properties LP, REIT, 3.7%, 2018	$754,000	$817,577
Boston Properties LP, REIT, 3.85%, 2023	1,131,000	1,191,201
DDR Corp., REIT, 4.625%, 2022	362,000	393,623
ERP Operating LP, REIT, 4.625%, 2021	670,000	772,105
HCP, Inc., REIT, 5.375%, 2021	1,893,000	2,159,576
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	1,122,671

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 5.75%, 2015	$440,000	$497,729
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,476,492
Ventas Realty LP, REIT, 4%, 2019	343,000	366,441
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,447,000	1,754,603
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	921,000	915,585

		$11,467,603

Retailers – 3.2%
AutoZone, Inc., 3.7%, 2022	$258,000	$271,966
Dollar General Corp., 4.125%, 2017	2,144,000	2,240,480
Gap, Inc., 5.95%, 2021	2,173,000	2,420,546
Kohl’s Corp., 4%, 2021	1,117,000	1,215,097
Kohl’s Corp., 3.25%, 2023	848,000	862,140
Limited Brands, Inc., 7%, 2020	1,441,000	1,635,535
Limited Brands, Inc., 5.625%, 2022	479,000	516,123

		$9,161,887

Specialty Chemicals – 0.3%
Mexichem S.A.B. de C.V., 6.75%, 2042 (z)	$767,000	$795,916

Specialty Stores – 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,116,251
Advance Auto Parts, Inc., 4.5%, 2022	332,000	357,865

		$1,474,116

Telecommunications – Wireless – 2.1%
American Tower Corp., 4.5%, 2018	$1,150,000	$1,269,007
American Tower Corp., REIT, 4.625%, 2015	1,770,000	1,906,825
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,024,800
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,150,187
Rogers Cable, Inc., 5.5%, 2014	364,000	389,106
Vodafone Group PLC, 5.625%, 2017	201,000	239,272

		$5,979,197

Telephone Services – 0.1%
Oi S.A., 5.75%, 2022 (n)	$276,000	$289,110

Tobacco – 2.5%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$1,052,000	$1,076,213
B.A.T. International Finance PLC, 9.5%, 2018 (n)	1,048,000	1,460,783

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Lorillard Tobacco Co., 2.3%, 2017	$945,000	$952,754
Lorillard Tobacco Co., 8.125%, 2019	1,567,000	2,020,794
Lorillard Tobacco Co., 7%, 2041	434,000	522,808
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,331,471

		$7,364,823

Transportation – Services – 0.8%
ERAC USA Finance Co., 6.375%, 2017 (n)	$200,000	$238,924
ERAC USA Finance Co., 7%, 2037 (n)	654,000	814,963
ERAC USA Finance Co., 5.625%, 2042 (n)	1,080,000	1,154,557

		$2,208,444

Utilities – Electric Power – 4.6%
Calpine Corp., 7.875%, 2020 (n)	$1,434,000	$1,566,645
CenterPoint Energy, Inc., 5.95%, 2017	800,000	937,173
CMS Energy Corp., 2.75%, 2014	780,000	791,246
CMS Energy Corp., 6.25%, 2020	1,010,000	1,167,822
CMS Energy Corp., 5.05%, 2022	209,000	230,203
Dominion Resources, Inc., 4.9%, 2041	700,000	810,347
Duke Energy Corp., 1.625%, 2017	488,000	489,432
Enersis S.A., 7.375%, 2014	686,000	731,642
FirstEnergy Solutions Corp., 6.05%, 2021	1,766,000	1,981,085
FirstEnergy Solutions Corp., 6.8%, 2039	272,000	300,209
NextEra Energy Capital Co., 1.2%, 2015	85,000	85,539
Oncor Electric Delivery Co., 4.1%, 2022	1,400,000	1,485,159
PPL Capital Funding, Inc., 4.2%, 2022	622,000	662,955
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,178,924
PSEG Power LLC, 5.32%, 2016	288,000	327,521
System Energy Resources, Inc., 5.129%, 2014 (z)	227,428	230,664
Waterford 3 Funding Corp., 8.09%, 2017	487,952	506,748

		$13,483,314

Total Bonds		$272,684,496

MONEY MARKET FUNDS – 5.3%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	15,305,760	$15,305,760

Total Investments		$287,990,256

OTHER ASSETS, LESS LIABILITIES – 0.8%		2,461,314

Net Assets – 100.0%		$290,451,570

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,709,644, representing 19.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.576%, 2019	1/15/10	$278,222	$356,984
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040	3/01/06	311,097	200,903
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	1,558,872	1,614,220
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	132,359	157,469
Falcon Franchise Loan LLC, FRN, 5.839%, 2025	1/29/03	41,474	87,810
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	561,906	569,717
GMAC LLC, FRN, 6.02%, 2033	3/20/02	172,445	309,065
Mexichem S.A.B. de C.V., 6.75%, 2042	9/12/12	767,000	795,916
Nissan Motor Acceptance Corp., 1.95%, 2017	9/5/12	999,109	1,008,856
Prudential Securities Secured Financing Corp., FRN, 7.228%, 2013	12/06/04	572,082	565,856
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	310,972	296,484
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	227,496	230,664
Total Restricted Securities			$6,193,944
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 9/30/12

Swap Agreements at 9/30/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(43,277)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, 7.0%, 12/15/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At September 30, 2012, the fund had cash collateral of $40,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$7,156,646	$—	$7,156,646
Corporate Bonds	—	218,520,800	—	218,520,800
Residential Mortgage-Backed Securities	—	69,318	—	69,318
Commercial Mortgage-Backed Securities	—	3,858,493	—	3,858,493
Asset-Backed Securities (including CDOs)	—	2,630,067	—	2,630,067
Foreign Bonds	—	40,449,172	—	40,449,172
Mutual Funds	15,305,760	—	—	15,305,760
Total Investments	$15,305,760	$272,684,496	$—	$287,990,256

Other Financial Instruments
Swap Agreements	$—	$(43,277)	$—	$(43,277)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$269,657,754
Gross unrealized appreciation	19,918,478
Gross unrealized depreciation	(1,585,976)
Net unrealized appreciation (depreciation)	$18,332,502

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,192,839	102,156,587	(88,043,666)	15,305,760

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,836	$15,305,760

8

QUARTERLY REPORT

September 30, 2012

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.3%
Agency – Other – 5.4%
Financing Corp., 9.4%, 2018	$6,495,000	$9,242,002
Financing Corp., 9.8%, 2018	7,760,000	11,285,539
Financing Corp., 10.35%, 2018	3,915,000	5,944,125
Financing Corp., STRIPS, 0%, 2017	10,160,000	9,515,490

		$35,987,156

Asset-Backed & Securitized – 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,860,000	$2,117,841
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,870,649	4,430,155
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051	2,223,578	2,378,172
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	2,275,833	2,634,222

		$11,560,390

Local Authorities – 1.3%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,225,000	$2,653,290
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,735,000	3,081,032
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	391,987
State of California (Build America Bonds), 7.625%, 2040	435,000	591,844
University of California Rev. (Build America Bonds), 5.77%, 2043	1,345,000	1,655,977

		$8,374,130

Mortgage-Backed – 54.6%
Fannie Mae, 4.767%, 2012	$79,253	$79,508
Fannie Mae, 4.325%, 2013	337,965	339,980
Fannie Mae, 4.502%, 2013	566,447	568,440
Fannie Mae, 4.518%, 2013	781,652	784,333
Fannie Mae, 4.845%, 2013	1,815,017	1,833,219
Fannie Mae, 5%, 2013 - 2041	24,970,515	27,318,216
Fannie Mae, 5.06%, 2013	897,751	934,855
Fannie Mae, 5.151%, 2013	1,888,546	1,936,067
Fannie Mae, 5.418%, 2013	957,293	957,188
Fannie Mae, 4.561%, 2014	920,208	960,986
Fannie Mae, 4.6%, 2014	885,278	918,918
Fannie Mae, 4.606%, 2014	3,189,351	3,311,843
Fannie Mae, 4.77%, 2014	755,794	795,064
Fannie Mae, 4.82%, 2014 - 2015	909,177	978,953
Fannie Mae, 4.825%, 2014	4,902,101	5,163,354
Fannie Mae, 4.858%, 2014	2,968,202	3,029,410
Fannie Mae, 4.88%, 2014 - 2020	824,881	906,783

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.1%, 2014 - 2019	$1,221,335	$1,313,487
Fannie Mae, 4.56%, 2015	1,147,971	1,226,245
Fannie Mae, 4.62%, 2015	1,562,323	1,666,737
Fannie Mae, 4.665%, 2015	776,477	832,762
Fannie Mae, 4.7%, 2015	1,004,944	1,078,425
Fannie Mae, 4.74%, 2015	729,417	785,792
Fannie Mae, 4.78%, 2015	882,918	956,892
Fannie Mae, 4.79%, 2015	1,013,482	1,099,994
Fannie Mae, 4.81%, 2015	1,002,975	1,087,464
Fannie Mae, 4.815%, 2015	910,756	983,308
Fannie Mae, 4.85%, 2015	556,353	596,889
Fannie Mae, 4.856%, 2015	301,453	326,291
Fannie Mae, 4.87%, 2015	585,375	632,489
Fannie Mae, 4.89%, 2015	741,269	797,528
Fannie Mae, 4.907%, 2015	1,205,063	1,313,708
Fannie Mae, 4.997%, 2015	155,066	171,233
Fannie Mae, 5.466%, 2015	3,141,202	3,475,374
Fannie Mae, 5.153%, 2016	1,771,433	1,987,841
Fannie Mae, 5.35%, 2016	52,523	58,935
Fannie Mae, 5.423%, 2016	1,794,003	2,027,861
Fannie Mae, 5.724%, 2016	1,633,638	1,863,822
Fannie Mae, 6.5%, 2016 - 2037	3,854,104	4,403,719
Fannie Mae, 4.991%, 2017	3,288,036	3,535,209
Fannie Mae, 5.5%, 2017 - 2038	42,081,311	46,391,549
Fannie Mae, 6%, 2017 - 2037	6,869,430	7,598,901
Fannie Mae, 3.8%, 2018	645,006	718,854
Fannie Mae, 3.99%, 2018	600,000	676,865
Fannie Mae, 4%, 2018	687,067	772,841
Fannie Mae, 4.19%, 2018	392,906	445,044
Fannie Mae, 5.16%, 2018	1,380,644	1,536,920
Fannie Mae, 5.68%, 2018	503,069	578,617
Fannie Mae, 4.5%, 2019 - 2041	16,401,554	17,904,498
Fannie Mae, 4.67%, 2019	525,000	613,593
Fannie Mae, 4.83%, 2019	385,088	448,818
Fannie Mae, 4.876%, 2019	2,561,439	2,991,536
Fannie Mae, 5.05%, 2019	322,728	373,201
Fannie Mae, 5.6%, 2019	600,401	681,800
Fannie Mae, 3.87%, 2020	750,205	849,799
Fannie Mae, 4.14%, 2020	462,272	530,511
Fannie Mae, 7.5%, 2022 - 2031	520,921	637,221
Fannie Mae, 4.5%, 2025	738,226	798,949
Fannie Mae, 3%, 2027	1,403,626	1,491,384
Fannie Mae, 3.5%, 2042	8,416,314	9,029,462
Fannie Mae, TBA, 2.5%, 2027	10,587,000	11,103,116
Fannie Mae, TBA, 3%, 2042	12,466,000	13,118,996
Fannie Mae, TBA, 3.5%, 2042	3,330,000	3,571,425
Fannie Mae, TBA, 4%, 2042	9,135,000	9,831,544
Freddie Mac, 1.655%, 2016	2,969,038	3,064,543
Freddie Mac, 5%, 2016 - 2040	8,822,385	9,538,639
Freddie Mac, 3.882%, 2017	2,158,000	2,454,425
Freddie Mac, 3.154%, 2018	2,151,000	2,377,227
Freddie Mac, 4.186%, 2019	814,000	944,936

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 5.085%, 2019	$3,191,000	$3,864,132
Freddie Mac, 6%, 2019 - 2038	15,383,984	17,159,918
Freddie Mac, 3.32%, 2020	954,574	1,040,426
Freddie Mac, 4.224%, 2020	1,911,350	2,224,607
Freddie Mac, 4.251%, 2020	1,449,000	1,684,903
Freddie Mac, 4.5%, 2022 - 2040	5,228,080	5,621,313
Freddie Mac, 5.5%, 2022 - 2036	8,796,416	9,693,873
Freddie Mac, 4%, 2025	2,914,434	3,101,789
Freddie Mac, 6.5%, 2032 - 2037	2,443,538	2,801,256
Freddie Mac, 3.5%, 2041 - 2042	4,965,153	5,360,154
Freddie Mac, TBA, 2.5%, 2027	3,160,000	3,318,494
Freddie Mac, TBA, 3%, 2042	6,390,000	6,736,458
Freddie Mac, TBA, 3.5%, 2042	8,820,000	9,431,888
Ginnie Mae, 5.5%, 2033 - 2042	7,421,029	8,295,012
Ginnie Mae, 4%, 2039 - 2040	1,454,963	1,607,832
Ginnie Mae, 4.5%, 2039 - 2041	13,480,811	14,931,156
Ginnie Mae, 3.5%, 2041 - 2042	3,599,823	3,963,528
Ginnie Mae, 5.612%, 2058	4,270,015	4,553,061
Ginnie Mae, 6.357%, 2058	2,080,707	2,248,545
Ginnie Mae, TBA, 3%, 2042	21,840,000	23,344,749

		$365,097,430

Municipals – 1.4%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$1,045,000	$1,310,576
Garland, TX, Independent School District, N, 5%, 2022	2,060,000	2,564,412
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	1,970,000	2,512,873
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	1,365,000	1,775,688
Seattle, WA, General Obligation, 5%, 2021	1,155,000	1,470,315

		$9,633,864

U.S. Government Agencies and Equivalents – 2.9%
Aid-Egypt, 4.45%, 2015	$3,162,000	$3,531,227
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	516,000	515,990
Freddie Mac, 2.375%, 2022	3,990,000	4,185,670
Small Business Administration, 6.35%, 2021	673,559	750,054
Small Business Administration, 6.34%, 2021	552,274	612,864
Small Business Administration, 6.44%, 2021	964,659	1,079,580
Small Business Administration, 6.625%, 2021	1,087,652	1,222,643
Small Business Administration, 6.07%, 2022	662,963	741,535
Small Business Administration, 4.98%, 2023	972,431	1,080,447

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.77%, 2024	$1,764,474	$1,954,826
Small Business Administration, 5.52%, 2024	1,081,904	1,215,172
Small Business Administration, 4.99%, 2024	128,110	144,892
Small Business Administration, 5.11%, 2025	1,376,636	1,546,512
U.S. Department of Housing & Urban Development, 6.36%, 2016	467,000	470,212
U.S. Department of Housing & Urban Development, 6.59%, 2016	239,000	240,308

		$19,291,932

U.S. Treasury Obligations – 29.0%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$24,653
U.S. Treasury Bonds, 7.5%, 2016	218,000	280,386
U.S. Treasury Bonds, 7.875%, 2021	177,000	270,091
U.S. Treasury Bonds, 6.25%, 2023	2,891,000	4,195,113
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,950,240
U.S. Treasury Bonds, 6.75%, 2026	1,862,000	2,913,157
U.S. Treasury Bonds, 6.375%, 2027	326,000	500,206
U.S. Treasury Bonds, 5.25%, 2029	284,000	398,310
U.S. Treasury Bonds, 4.5%, 2036	1,226,000	1,635,560
U.S. Treasury Bonds, 5%, 2037	488,000	698,831
U.S. Treasury Bonds, 4.375%, 2038	1,501,000	1,975,925
U.S. Treasury Bonds, 4.5%, 2039	18,590,500	25,021,660
U.S. Treasury Notes, 1.375%, 2013	57,000	57,205
U.S. Treasury Notes, 1.375%, 2013	648,000	651,594
U.S. Treasury Notes, 4%, 2014	211,000	221,937
U.S. Treasury Notes, 1.875%, 2014	51,350,000	52,547,482
U.S. Treasury Notes, 1.875%, 2014	12,853,000	13,185,867
U.S. Treasury Notes, 4%, 2015	6,718,000	7,308,452
U.S. Treasury Notes, 2.125%, 2015	34,052,000	35,698,721
U.S. Treasury Notes, 2.625%, 2016	201,000	216,939
U.S. Treasury Notes, 0.875%, 2016	12,000,000	12,187,500
U.S. Treasury Notes, 2.625%, 2018	9,719,000	10,715,956
U.S. Treasury Notes, 2.75%, 2019	5,047,400	5,623,515
U.S. Treasury Notes, 3.125%, 2019	1,637,000	1,866,180
U.S. Treasury Notes, 3.5%, 2020	4,084,000	4,781,788
U.S. Treasury Notes, 2.625%, 2020	3,987,000	4,407,816
U.S. Treasury Notes, 3.125%, 2021	1,901,000	2,173,081

		$193,508,165

Total Bonds		$643,453,067

MONEY MARKET FUNDS – 15.9%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	106,601,370	$106,601,370

Total Investments		$750,054,437

OTHER ASSETS, LESS LIABILITIES – (12.2)%		(81,675,573)

Net Assets – 100.0%		$668,378,864

2

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $515,990, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$248,787,253	$—	$248,787,253
Municipal Bonds	—	9,633,864	—	9,633,864
Corporate Bonds	—	8,374,130	—	8,374,130
Residential Mortgage-Backed Securities	—	365,097,430	—	365,097,430
Commercial Mortgage-Backed Securities	—	11,560,390	—	11,560,390
Mutual Funds	106,601,370	—	—	106,601,370
Total Investments	$106,601,370	$643,453,067	$—	$750,054,437

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$711,140,983
Gross unrealized appreciation	40,010,678
Gross unrealized depreciation	(1,097,224)
Net unrealized appreciation (depreciation)	$38,913,454

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,906,213	249,808,326	(165,113,169)	106,601,370

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$39,469	$106,601,370

5

QUARTERLY REPORT

September 30, 2012

MFS® TOTAL RETURN PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.3%
Aerospace – 4.3%
Honeywell International, Inc.	216,420	$12,931,094
Lockheed Martin Corp.	214,940	20,071,096
Northrop Grumman Corp.	64,330	4,273,441
Precision Castparts Corp.	18,390	3,003,822
United Technologies Corp.	193,850	15,176,516

		$55,455,969

Alcoholic Beverages – 0.9%
Diageo PLC	403,403	$11,331,361

Automotive – 1.0%
Delphi Automotive PLC (a)	137,140	$4,251,339
General Motors Co. (a)	62,990	1,433,022
Johnson Controls, Inc.	275,020	7,535,547

		$13,219,908

Broadcasting – 2.5%
Omnicom Group, Inc.	156,040	$8,045,421
Viacom, Inc., “B”	202,870	10,871,802
Walt Disney Co.	261,520	13,672,264

		$32,589,487

Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	39,731	$7,084,038
Franklin Resources, Inc.	48,000	6,003,360

		$13,087,398

Business Services – 1.0%
Accenture PLC, “A”	128,600	$9,005,858
Dun & Bradstreet Corp.	23,970	1,908,491
Fiserv, Inc. (a)	26,300	1,946,989

		$12,861,338

Cable TV – 0.8%
Comcast Corp., “Special A”	296,830	$10,329,684

Chemicals – 2.1%
3M Co.	139,300	$12,874,106
Celanese Corp.	57,480	2,179,067
E.I. du Pont de Nemours & Co.	38,960	1,958,519
PPG Industries, Inc.	92,730	10,649,113

		$27,660,805

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	42,990	$2,070,398
Microsoft Corp.	73,530	2,189,723
Oracle Corp.	385,940	12,153,251

		$16,413,372

Computer Software – Systems – 1.1%
Hewlett-Packard Co.	172,680	$2,945,921
International Business Machines Corp.	51,640	10,712,718

		$13,658,639

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Stanley Black & Decker, Inc.	86,517	$6,596,921

Consumer Products – 0.6%
Procter & Gamble Co.	86,194	$5,978,416
Reckitt Benckiser Group PLC	37,255	2,144,681

		$8,123,097

Electrical Equipment – 1.8%
Danaher Corp.	258,390	$14,250,209
Tyco International Ltd. (a)(w)	36,130	989,962
Tyco International Ltd.	134,870	7,587,786

		$22,827,957

Electronics – 0.4%
Intel Corp.	136,710	$3,100,583
Microchip Technology, Inc.	57,600	1,885,824

		$4,986,407

Energy – Independent – 2.7%
Anadarko Petroleum Corp.	75,170	$5,255,886
Apache Corp.	97,730	8,450,713
EOG Resources, Inc.	23,030	2,580,512
EQT Corp.	44,200	2,607,800
Noble Energy, Inc.	60,360	5,595,976
Occidental Petroleum Corp.	128,610	11,068,177

		$35,559,064

Energy – Integrated – 3.0%
Chevron Corp.	137,292	$16,002,756
Exxon Mobil Corp.	244,938	22,399,580

		$38,402,336

Engineering – Construction – 0.2%
Fluor Corp.	43,090	$2,425,105

Food & Beverages – 2.9%
Coca-Cola Enterprises, Inc.	20,350	$636,345
Dr Pepper Snapple Group, Inc.	13,730	611,397
General Mills, Inc.	219,880	8,762,218
Groupe Danone	105,494	6,494,921
J.M. Smucker Co.	12,830	1,107,614
Kellogg Co.	34,460	1,780,204
Kraft Foods, Inc., “A”	48,920	2,022,842
Nestle S.A.	168,296	10,611,327
PepsiCo, Inc.	82,230	5,819,417

		$37,846,285

Food & Drug Stores – 1.2%
CVS Caremark Corp.	205,896	$9,969,484
Kroger Co.	86,770	2,042,566
Walgreen Co.	88,570	3,227,491

		$15,239,541

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.2%
Kohl’s Corp.	100,570	$5,151,195
Target Corp.	165,490	10,503,650

		$15,654,845

Health Maintenance Organizations – 0.1%
Aetna, Inc.	43,700	$1,730,520

Insurance – 4.0%
ACE Ltd.	150,690	$11,392,164
Aon PLC	133,950	7,004,246
Chubb Corp.	39,610	3,021,451
MetLife, Inc.	299,630	10,325,250
Prudential Financial, Inc.	186,500	10,166,115
Travelers Cos., Inc.	140,210	9,570,735

		$51,479,961

Leisure & Toys – 0.4%
Hasbro, Inc.	134,080	$5,117,834

Machinery & Tools – 0.4%
Eaton Corp.	124,150	$5,867,329

Major Banks – 6.6%
Bank of America Corp.	436,680	$3,855,884
Bank of New York Mellon Corp.	539,049	12,193,288
Goldman Sachs Group, Inc.	126,380	14,366,878
JPMorgan Chase & Co.	689,944	27,928,933
PNC Financial Services Group, Inc.	81,700	5,155,270
State Street Corp.	166,460	6,984,662
Wells Fargo & Co.	428,820	14,807,155

		$85,292,070

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	57,130	$2,211,502
Quest Diagnostics, Inc.	34,940	2,216,244

		$4,427,746

Medical Equipment – 2.2%
Becton, Dickinson & Co.	55,460	$4,356,938
Covidien PLC	83,140	4,940,179
Medtronic, Inc.	106,500	4,592,280
St. Jude Medical, Inc.	146,290	6,163,198
Thermo Fisher Scientific, Inc.	138,090	8,123,835

		$28,176,430

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	20,210	$790,817

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	131,540	$4,599,954

Network & Telecom – 0.1%
Cisco Systems, Inc.	52,020	$993,062

Oil Services – 0.4%
Schlumberger Ltd.	23,840	$1,724,347
Transocean, Inc.	80,040	3,592,996

		$5,317,343

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.5%
American Express Co.	35,530	$2,020,236
MasterCard, Inc., “A”	4,536	2,047,913
SunTrust Banks, Inc.	86,470	2,444,507
Visa, Inc., “A”	34,550	4,639,374
Western Union Co.	338,900	6,174,758
Zions Bancorporation	90,280	1,864,733

		$19,191,521

Pharmaceuticals – 4.6%
Abbott Laboratories	179,850	$12,330,516
Bayer AG	25,746	2,211,063
Johnson & Johnson	247,940	17,085,545
Merck & Co., Inc.	88,890	4,008,939
Pfizer, Inc.	884,088	21,969,587
Roche Holding AG	11,135	2,080,191

		$59,685,841

Printing & Publishing – 0.3%
McGraw-Hill Cos., Inc.	28,250	$1,542,168
Moody’s Corp.	44,660	1,972,632

		$3,514,800

Railroad & Shipping – 0.3%
Canadian National Railway Co.	21,240	$1,874,005
Union Pacific Corp.	14,390	1,708,093

		$3,582,098

Restaurants – 0.2%
McDonald’s Corp.	34,380	$3,154,365

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	87,670	$7,250,309

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	56,460	$3,864,122
Staples, Inc.	233,850	2,693,952

		$6,558,074

Telecommunications – Wireless – 0.9%
Vodafone Group PLC	4,238,993	$12,030,304

Telephone Services – 1.5%
AT&T, Inc.	438,660	$16,537,482
CenturyLink, Inc.	56,408	2,278,883

		$18,816,365

Tobacco – 2.8%
Altria Group, Inc.	66,550	$2,222,105
Lorillard, Inc.	56,760	6,609,702
Philip Morris International, Inc.	308,450	27,741,993

		$36,573,800

Trucking – 0.6%
United Parcel Service, Inc., “B”	115,900	$8,294,963

Utilities – Electric Power – 1.0%
NRG Energy, Inc.	79,570	$1,702,002
PG&E Corp.	90,460	3,859,928
PPL Corp.	148,740	4,320,897

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Public Service Enterprise Group, Inc.	105,210	$3,385,658

		$13,268,485

Total Common Stocks		$779,983,510

BONDS – 38.6%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$535,000	$793,629

Asset-Backed & Securitized – 2.1%
Anthracite Ltd., “A”, CDO, FRN, 0.666%, 2017 (n)	$395,452	$383,589
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040 (z)	1,390,010	897,654
BlackRock Capital Finance LP, 7.75%, 2026 (n)	173,291	20,578
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	692,667	705,689
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	3,050,000	3,588,325
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	137,638	156,718
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,034,095	2,310,260
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	759,246	647,284
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,772,000	1,904,579
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,131,871	1,302,023
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051	2,664,573	2,849,827
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	777,548	899,993
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.385%, 2041	2,024,903	2,154,161
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,839,069	2,085,212
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.041%, 2050	28,792	30,945
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	2,460,824	2,752,756
Morgan Stanley Capital I, Inc., FRN, 1.177%, 2030 (i)(n)	6,662,981	152,835
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	207,712	208,275
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,534,000	920,954
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,254,415	1,185,937
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.121%, 2051	1,545,000	1,821,200

		$26,978,794

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 0.3%
Hyundai Capital America, 2.125%, 2017 (n)	$296,000	$296,042
Toyota Motor Credit Corp., 3.2%, 2015	770,000	821,540
Toyota Motor Credit Corp., 3.4%, 2021	1,120,000	1,213,754
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,084,000	1,125,734

		$3,457,070

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,253,000	$1,688,138

Cable TV – 0.5%
Cox Communications, Inc., 4.625%, 2013	$1,282,000	$1,317,493
DIRECTV Holdings LLC, 4.6%, 2021	1,610,000	1,762,245
Time Warner Entertainment Co. LP, 8.375%, 2033	1,940,000	2,820,393

		$5,900,131

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$393,000	$406,282
United Technologies Corp., 3.1%, 2022	540,000	575,437

		$981,719

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$367,000	$371,400

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$862,000	$940,777

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$1,280,000	$1,357,620
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	342,000	369,550
Petrobras International Finance Co., 5.375%, 2021	481,000	541,977
Petrobras International Finance Co., 6.75%, 2041	340,000	421,989
Petroleos Mexicanos, 8%, 2019	918,000	1,201,203
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	730,432	797,997

		$4,690,336

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$103,000	$150,895
Russian Federation, 3.625%, 2015 (z)	2,700,000	2,841,750
United Mexican States, 4.75%, 2044	1,739,000	1,934,638

		$4,927,283

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$534,000	$574,021
Apache Corp., 4.75%, 2043	407,000	465,057
EOG Resources, Inc., 2.625%, 2023	382,000	386,117
Hess Corp., 8.125%, 2019	350,000	463,089

		$1,888,284

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$371,000	$430,675
BP Capital Markets PLC, 4.742%, 2021	1,061,000	1,236,828
Husky Energy, Inc., 5.9%, 2014	944,000	1,024,780
Husky Energy, Inc., 7.25%, 2019	959,000	1,232,798
Petro-Canada, 6.05%, 2018	1,942,000	2,376,103
Total Capital International S.A., 1.55%, 2017	1,570,000	1,599,441

		$7,900,625

Financial Institutions – 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$181,519

Food & Beverages – 0.2%
Anheuser-Busch InBev S.A., 8%, 2039	$1,270,000	$2,080,207
Kraft Foods Group, Inc., 3.5%, 2022 (n)	525,000	554,710
Molson Coors Brewing Co., 5%, 2042	446,000	498,283

		$3,133,200

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,250,000	$1,481,278

Gaming & Lodging – 0.0%
Wyndham Worldwide Corp., 6%, 2016	$9,000	$10,138

Insurance – 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$690,000	$706,626
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	680,000	729,269

		$1,435,895

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$759,000	$767,676

Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$1,910,000	$2,034,150
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	524,000	554,130

		$2,588,280

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$663,000	$695,149
ING Bank N.V., 3.9%, 2014 (n)	1,560,000	1,634,084
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	1,900,000	1,895,250
KFW International Finance, Inc., 4.875%, 2019	1,580,000	1,926,652
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	900,000	940,676
Temasek Financial I Ltd., 2.375%, 2023 (n)	2,270,000	2,267,487

		$9,359,298

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,280,000	$1,888,781

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$1,850,000	$2,166,518

Major Banks – 1.6%
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)	$1,310,000	$1,323,417
Bank of America Corp., 7.375%, 2014	590,000	645,844
Bank of America Corp., 5.49%, 2019	829,000	903,166
Bank of America Corp., 7.625%, 2019	840,000	1,048,934
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	800,000	756,400
Commonwealth Bank of Australia, 5%, 2019 (n)	840,000	963,934
Credit Suisse New York, 5.5%, 2014	1,720,000	1,836,915
Goldman Sachs Group, Inc., 5.625%, 2017	1,547,000	1,704,956
HSBC Holdings PLC, 5.1%, 2021	842,000	972,710
ING Bank N.V., 3.75%, 2017 (n)	1,048,000	1,104,283
JPMorgan Chase & Co., 6.3%, 2019	1,410,000	1,733,343
JPMorgan Chase & Co., 3.25%, 2022	426,000	431,919
Merrill Lynch & Co., Inc., 6.15%, 2013	1,320,000	1,359,055
Morgan Stanley, 6.625%, 2018	1,790,000	2,056,603
PNC Funding Corp., 5.625%, 2017	1,270,000	1,462,077
Royal Bank of Scotland, 2.55%, 2015	312,000	315,754
Wachovia Corp., 5.25%, 2014	868,000	932,992
Wells Fargo & Co., 2.1%, 2017	1,570,000	1,624,298

		$21,176,600

Medical & Health Technology & Services – 0.4%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$1,640,000	$1,718,561
CareFusion Corp., 6.375%, 2019	1,400,000	1,676,595
Hospira, Inc., 6.05%, 2017	1,164,000	1,345,924

		$4,741,080

Metals & Mining – 0.1%
Vale Overseas Ltd., 4.625%, 2020	$337,000	$359,323
Vale Overseas Ltd., 6.875%, 2039	257,000	299,756

		$659,079

Mortgage-Backed – 12.6%
Fannie Mae, 4.01%, 2013	$186,639	$189,261
Fannie Mae, 4.561%, 2014	786,335	821,180
Fannie Mae, 4.825%, 2014	734,780	773,940
Fannie Mae, 4.88%, 2014	290,381	308,503
Fannie Mae, 4.56%, 2015	320,786	342,659
Fannie Mae, 4.7%, 2015	616,530	661,610
Fannie Mae, 4.78%, 2015	444,113	481,323
Fannie Mae, 4.856%, 2015	292,587	316,694
Fannie Mae, 4.907%, 2015	41,830	45,601
Fannie Mae, 4.997%, 2015	128,857	142,292
Fannie Mae, 5.1%, 2015	480,000	507,100
Fannie Mae, 5.09%, 2016	500,000	557,983
Fannie Mae, 5.27%, 2016	533,039	591,685
Fannie Mae, 5.5%, 2016 - 2040	23,528,718	26,018,033
Fannie Mae, 5.662%, 2016	414,352	467,513
Fannie Mae, 5.724%, 2016	304,038	346,878
Fannie Mae, 4.991%, 2017	76,555	82,310

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.05%, 2017	$481,159	$538,401
Fannie Mae, 6%, 2017 - 2037	13,530,259	15,190,444
Fannie Mae, 2.578%, 2018	843,000	896,401
Fannie Mae, 3.849%, 2018	198,340	222,831
Fannie Mae, 4.5%, 2018 - 2041	4,217,432	4,622,582
Fannie Mae, 5%, 2018 - 2041	12,897,519	14,130,215
Fannie Mae, 5.37%, 2018	600,000	688,682
Fannie Mae, 4.6%, 2019	186,000	217,001
Fannie Mae, 3%, 2027	1,844,278	1,959,587
Fannie Mae, 7.5%, 2030 - 2031	165,933	204,202
Fannie Mae, 6.5%, 2031 - 2037	3,847,085	4,406,657
Fannie Mae, 4%, 2040	499,207	545,434
Fannie Mae, 3.5%, 2041 - 2042	3,160,502	3,407,286
Fannie Mae, TBA, 2.5%, 2027	858,000	899,828
Fannie Mae, TBA, 3.5%, 2042	6,443,000	6,893,003
Freddie Mac, 6%, 2016 - 2037	5,235,192	5,818,996
Freddie Mac, 3.882%, 2017	406,817	462,698
Freddie Mac, 5%, 2017 - 2039	7,866,051	8,604,419
Freddie Mac, 2.303%, 2018	216,058	228,883
Freddie Mac, 2.412%, 2018 (n)	594,000	629,360
Freddie Mac, 3.154%, 2018	156,000	172,407
Freddie Mac, 4.5%, 2018 - 2035	4,132,585	4,455,017
Freddie Mac, 5.085%, 2019	1,523,000	1,844,272
Freddie Mac, 5.5%, 2019 - 2037	6,329,583	6,954,555
Freddie Mac, 3.808%, 2020	1,303,000	1,485,959
Freddie Mac, 6.5%, 2034 - 2038	2,138,170	2,432,276
Freddie Mac, 4%, 2040 - 2041	6,683,829	7,192,352
Freddie Mac, 3.5%, 2042	2,666,574	2,871,825
Freddie Mac, TBA, 3%, 2042	1,290,000	1,356,314
Ginnie Mae, 4.5%, 2033 - 2041	7,481,489	8,271,097
Ginnie Mae, 5%, 2033 - 2041	5,398,330	5,989,070
Ginnie Mae, 5.5%, 2033 - 2035	2,635,373	2,949,900
Ginnie Mae, 6%, 2033 - 2038	2,931,172	3,334,696
Ginnie Mae, 3.5%, 2041 - 2042	2,316,751	2,544,186
Ginnie Mae, 4%, 2041	3,643,593	4,024,300
Ginnie Mae, TBA, 3%, 2042	3,170,000	3,391,679

		$162,491,380

Natural Gas – Pipeline – 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$1,042,000	$1,292,176
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	1,017,091
Kinder Morgan Energy Partners LP, 7.75%, 2032	661,000	858,357
Spectra Energy Capital LLC, 8%, 2019	1,040,000	1,352,375

		$4,519,999

Network & Telecom – 0.3%
AT&T, Inc., 5.55%, 2041	$539,000	$670,947
BellSouth Corp., 6.55%, 2034	1,472,000	1,779,436
Telecom Italia Capital, 5.25%, 2013	812,000	837,375

		$3,287,758

Oil Services – 0.1%
Transocean, Inc., 3.8%, 2022	$638,000	$641,303

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 0.6%
American Express Co., 5.5%, 2016	$1,034,000	$1,198,084
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	779,745
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	700,000	701,639
Capital One Financial Corp., 6.15%, 2016	1,670,000	1,906,308
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,081,000	1,224,481
Nordea Bank AB, 4.875%, 2021 (z)	820,000	942,082
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,220,000	1,292,468
Swedbank AB, 2.125%, 2017 (n)	294,000	294,596

		$8,339,403

Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$1,578,000	$1,981,165
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,610,000	1,745,263

		$3,726,428

Real Estate – 0.7%
Boston Properties, Inc., REIT, 5%, 2015	$411,000	$449,419
ERP Operating LP, REIT, 5.375%, 2016	320,000	367,058
ERP Operating LP, REIT, 4.625%, 2021	1,141,000	1,314,884
HCP, Inc., REIT, 5.375%, 2021	919,000	1,048,415
HRPT Properties Trust, REIT, 6.25%, 2016	2,725,000	2,978,850
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,329,183
WEA Finance LLC, REIT, 6.75%, 2019 (n)	457,000	554,149
WEA Finance LLC, REIT, 4.625%, 2021 (n)	1,240,000	1,353,697

		$9,395,655

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$346,000	$469,872
Limited Brands, Inc., 5.25%, 2014	440,000	465,300
Target Corp., 4%, 2042	1,292,000	1,322,376
Wal-Mart Stores, Inc., 5.25%, 2035	2,435,000	3,016,320

		$5,273,868

Specialty Chemicals – 0.0%
Ecolab, Inc., 5.5%, 2041	$210,000	$261,168

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$1,120,000	$1,164,822
Asian Development Bank, 1.125%, 2017	729,000	746,053

		$1,910,875

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$888,000	$1,069,493
Crown Castle Towers LLC, 4.883%, 2020 (n)	440,000	495,130
Rogers Communications, Inc., 6.8%, 2018	1,686,000	2,130,549

		$3,695,172

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 0.1%
B.A.T. International Finance PLC, 3.25%, 2022 (n)	$1,302,000	$1,336,079

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$1,423,000	$1,773,230

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$152,000	$169,749
Small Business Administration, 4.35%, 2023	18,122	19,883
Small Business Administration, 4.77%, 2024	520,047	576,150
Small Business Administration, 5.18%, 2024	843,716	943,012
Small Business Administration, 5.52%, 2024	110,216	123,792
Small Business Administration, 4.99%, 2024	721,194	815,668
Small Business Administration, 4.95%, 2025	46,400	52,019
Small Business Administration, 5.11%, 2025	1,462,231	1,642,457

		$4,342,730

U.S. Treasury Obligations – 12.9%
U.S. Treasury Bonds, 8.5%, 2020	$2,604,000	$3,977,204
U.S. Treasury Bonds, 8%, 2021	357,000	559,179
U.S. Treasury Bonds, 6%, 2026	499,000	730,333
U.S. Treasury Bonds, 6.75%, 2026	440,000	688,394
U.S. Treasury Bonds, 5.25%, 2029	159,000	222,998
U.S. Treasury Bonds, 5.375%, 2031	79,000	114,266
U.S. Treasury Bonds, 4.5%, 2036	94,000	125,402
U.S. Treasury Bonds, 5%, 2037	7,130,000	10,210,381
U.S. Treasury Bonds, 4.5%, 2039	14,282,200	19,222,956
U.S. Treasury Notes, 1.375%, 2013	733,000	735,634
U.S. Treasury Notes, 3.875%, 2013	281,000	284,897
U.S. Treasury Notes, 1.375%, 2013	849,000	853,709
U.S. Treasury Notes, 3.5%, 2013	420,000	429,237
U.S. Treasury Notes, 3.125%, 2013	32,695,000	33,649,040
U.S. Treasury Notes, 2.75%, 2013	1,218,000	1,251,448
U.S. Treasury Notes, 2%, 2013	2,545,000	2,597,888
U.S. Treasury Notes, 1.5%, 2013	280,000	284,506
U.S. Treasury Notes, 1.875%, 2014	15,111,000	15,502,345
U.S. Treasury Notes, 4.75%, 2014	150,000	160,975
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,962,144
U.S. Treasury Notes, 2.125%, 2015	15,410,000	16,155,212

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.625%, 2016	$936,000	$1,007,662
U.S. Treasury Notes, 5.125%, 2016	488,000	570,464
U.S. Treasury Notes, 0.875%, 2016	24,042,000	24,417,656
U.S. Treasury Notes, 4.75%, 2017	1,507,000	1,806,986
U.S. Treasury Notes, 3.75%, 2018	1,633,000	1,916,734
U.S. Treasury Notes, 2.75%, 2019	405,500	451,784
U.S. Treasury Notes, 3.5%, 2020	16,594,000	19,429,234
U.S. Treasury Notes, 3.125%, 2021	150,000	171,469
U.S. Treasury Notes, TIPS, 0.5%, 2014	4,732,000	4,754,737

		$167,244,874

Utilities – Electric Power – 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$1,023,973	$1,091,760
MidAmerican Funding LLC, 6.927%, 2029	2,816,000	3,753,570
Oncor Electric Delivery Co., 7%, 2022	1,658,000	2,079,109
Progress Energy, Inc., 3.15%, 2022	1,374,000	1,399,238
PSEG Power LLC, 5.32%, 2016	1,014,000	1,153,148
System Energy Resources, Inc., 5.129%, 2014 (z)	305,886	310,239
Waterford 3 Funding Corp., 8.09%, 2017	1,356,768	1,409,031

		$11,196,095

Total Bonds		$499,543,545

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.0%
United Technologies Corp., 7.5% (a)	9,520	$534,072

Automotive – 0.1%
General Motors Co., 4.75%	45,390	$1,692,139

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	13,190	$706,325

Total Convertible Preferred Stocks		$2,932,536

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	22,060,964	$22,060,964

Total Investments		$1,304,520,555

WHEN-ISSUED EQUITY SALE – (0.1)%
Business Services – (0.1)%
ADT Corp.	(50,900)	$(1,832,400)

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(8,609,416)

Net Assets – 100.0%		$1,294,078,739

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,646,137, representing 2.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

(w)	When-issued security. At September 30, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.815%, 2040	3/01/06	$1,390,010	$897,654
Nordea Bank AB, 4.875%, 2021	1/11/11	816,632	942,082
Russian Federation, 3.625%, 2015	4/22/10	2,692,370	2,841,750
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,243,893	1,185,937
System Energy Resources, Inc., 5.129%, 2014	4/16/04	305,886	310,239
Total Restricted Securities			$6,177,662
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$782,916,046	$—	$—	$782,916,046
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	172,381,233	—	172,381,233
Non-U.S. Sovereign Debt	—	20,887,792	—	20,887,792
Corporate Bonds	—	81,195,106	—	81,195,106
Residential Mortgage-Backed Securities	—	164,288,471	—	164,288,471
Commercial Mortgage-Backed Securities	—	23,194,771	—	23,194,771
Asset-Backed Securities (including CDOs)	—	1,986,932	—	1,986,932
Foreign Bonds	—	35,609,240	—	35,609,240
Mutual Funds	22,060,964	—	—	22,060,964
Total Investments	$804,977,010	$499,543,545	$—	$1,304,520,555
When-Issued Equity Sale	$(1,832,400)	$—	$—	$(1,832,400)

8

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,836,198 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,199,674,679
Gross unrealized appreciation	152,748,572
Gross unrealized depreciation	(47,902,696)
Net unrealized appreciation (depreciation)	$104,845,876

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,677,046	175,646,188	(171,262,270)	22,060,964

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,006	$22,060,964

9

QUARTERLY REPORT

September 30, 2012

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 92.0%
Broadcasting – 0.7%
Viacom, Inc., “B”	39,970	$2,141,992

Cable TV – 11.8%
Comcast Corp., “Special A”	350,960	$12,213,408
Kabel Deutschland Holding AG (a)	35,178	2,509,356
Liberty Global, Inc., “A” (a)	28,390	1,724,693
Telenet Group Holding N.V.	32,717	1,465,198
Time Warner Cable, Inc.	72,179	6,861,336
Virgin Media, Inc.	372,710	10,972,582

		$35,746,573

Energy – Independent – 4.9%
Cabot Oil & Gas Corp.	33,480	$1,503,252
Energen Corp.	37,720	1,976,905
EOG Resources, Inc.	1,520	170,316
EQT Corp.	82,040	4,840,360
Occidental Petroleum Corp.	19,470	1,675,588
QEP Resources, Inc.	104,250	3,300,555
WPX Energy, Inc. (a)	80,104	1,328,925

		$14,795,901

Natural Gas – Distribution – 6.3%
AGL Energy Ltd.	20,250	$313,878
AGL Resources, Inc.	36,000	1,472,760
Atmos Energy Corp.	9,370	335,352
GDF SUEZ	168,522	3,768,129
NiSource, Inc.	80,690	2,055,981
ONEOK, Inc.	17,630	851,705
Sempra Energy	85,160	5,491,968
Spectra Energy Corp.	160,330	4,707,289

		$18,997,062

Natural Gas – Pipeline – 9.5%
APA Group	18,346	$90,204
Cheniere Energy, Inc. (a)	23,410	364,026
El Paso Pipeline Partners LP	12,970	482,743
Enagas S.A.	227,093	4,479,526
Kinder Morgan, Inc.	245,326	8,713,980
Williams Cos., Inc.	277,007	9,686,935
Williams Partners LP	93,040	5,087,427

		$28,904,841

Telecommunications – Wireless – 5.9%
American Tower Corp., REIT	33,960	$2,424,404
Cellcom Israel Ltd.	120,522	1,042,515
KDDI Corp.	2,400	185,955
Mobile TeleSystems OJSC, ADR	162,580	2,848,402
SBA Communications Corp. (a)	45,550	2,865,095
TIM Participacoes S.A., ADR	148,557	2,855,266
Turkcell Iletisim Hizmetleri A.S. (a)	17,410	106,188
Vodafone Group PLC	1,964,818	5,576,173

		$17,903,998

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 9.4%
Bezeq – The Israel Telecommunication Corp. Ltd.	1,867,990	$2,169,309
CenturyLink, Inc.	7,175	289,870
China Unicom (Hong Kong) Ltd.	268,000	436,975
Crown Castle International Corp. (a)	18,450	1,182,645
Deutsche Telekom AG	159,160	1,958,361
Empresa Nacional de Telecomunicaciones S.A.	115,297	2,403,651
Frontier Communications Corp. (l)	239,510	1,173,599
PT XL Axiata Tbk	2,599,500	1,806,340
TDC A.S.	487,190	3,548,849
Telecom Italia S.p.A.	4,993,209	4,372,860
Telefonica Brasil S.A., ADR	145,416	3,161,344
Windstream Corp.	105,010	1,061,651
Ziggo N.V.	144,320	4,906,301

		$28,471,755

Utilities – Electric Power – 43.5%
AES Corp.	521,120	$5,716,686
AES Gener S.A.	163,330	98,993
Aguas Andinas S.A.	1,607,215	1,077,463
American Electric Power Co., Inc.	81,740	3,591,656
Calpine Corp. (a)	375,940	6,503,762
CenterPoint Energy, Inc.	185,870	3,959,031
CEZ A.S.	93,599	3,492,405
China Hydroelectric Corp., ADR (a)	85,650	138,753
China Longyuan Power Group	174,000	114,028
CMS Energy Corp.	396,890	9,346,760
Companhia de Saneamento Basico do Estado de Sao Paulo	29,000	1,187,180
Companhia de Saneamento de Minas Gerais – Copasa MG	67,700	1,539,509
Companhia Energetica de Minas Gerais, IPS	167,225	2,027,570
Companhia Paranaense de Energia, ADR	63,640	1,044,969
Companhia Paranaense de Energia, IPS	88,500	1,444,987
CPFL Energia S.A.	25,800	284,949
Duke Energy Corp.	5,860	379,728
E-CL S.A.	249,850	610,891
E.On Russia JSC	5,010,603	436,408
Edison International	173,960	7,948,232
EDP Renovaveis S.A. (a)	962,474	4,310,342
Enel OGK-5 OAO (a)	5,282,896	306,693
Energias de Portugal S.A.	3,062,353	8,429,361
Energias do Brasil S.A.	349,700	2,220,071
FirstEnergy Corp.	86,950	3,834,495
GenOn Energy, Inc. (a)	1,085,190	2,745,531
Great Plains Energy, Inc.	88,310	1,965,781
Iberdrola S.A.	707,206	3,206,228
ITC Holdings Corp.	50,820	3,840,976
Light S.A.	155,790	1,806,695
National Grid PLC	274,851	3,031,353
NextEra Energy, Inc. (a)	61,010	3,160,928
NextEra Energy, Inc.	65,890	4,634,044

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Northeast Utilities	77,310	$2,955,561
NRG Energy, Inc.	214,606	4,590,422
NV Energy, Inc.	88,490	1,593,705
OGE Energy Corp.	87,560	4,856,078
PG&E Corp.	42,310	1,805,368
PPL Corp.	139,790	4,060,900
Public Service Enterprise Group, Inc.	168,330	5,416,859
Red Electrica de Espana	86,389	4,095,867
RWE AG	36,630	1,638,790
SSE PLC	144,587	3,250,028
SUEZ Environnement	61,380	695,611
Terna Participacoes S.A., IEU	24,030	871,232
TGK International GmbH	1,035,209,542	224,640
Tractebel Energia S.A.	61,500	970,773
United Utilities Group PLC	58,531	676,733

		$132,139,025

Total Common Stocks		$279,101,147

BONDS -1.5%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 5.731%, 2023 (i)(z)	$187,123	$17,777

Energy – Independent – 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$1,675,000	$1,825,750

Utilities – Electric Power – 0.9%
GenOn Energy, Inc., 9.875%, 2020	$2,130,000	$2,364,300
Viridian Group FundCo II, 11.125%, 2017 (z)	480,000	480,000

		$2,844,300

Total Bonds		$4,687,827

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 3.1%
Utilities – Electric Power – 3.1%
NextEra Energy, Inc., 7%	54,670	$2,993,183
PPL Corp., 9.5%	59,860	3,205,503
PPL Corp., 8.75%	59,790	3,270,513

Total Convertible Preferred Stocks		$9,469,199

CONVERTIBLE BONDS – 1.6%
Cable TV – 0.8%
Virgin Media, Inc., 6.5%, 2016	$1,406,000	$2,422,714

Telecommunications – Wireless – 0.8%
SBA Communications Corp., 4%, 2014	$1,084,000	$2,296,725

Total Convertible Bonds		$4,719,439

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	3,175,463	$3,175,463

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	1,020,306	$1,020,306

Total Investments		$302,173,381

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,177,292

Net Assets – 100.0%		$303,350,673

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,825,750, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.731%, 2023	1/18/02	$8,749	$17,777
Viridian Group FundCo II, 11.125%, 2017	5/01/12	465,617	480,000
Total Restricted Securities			$497,777
% of Net assets			0.2%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	6,629,678	10/02/12	$3,264,886	$3,270,282	$5,396
BUY	BRL	UBS AG	6,629,678	10/02/12	3,257,828	3,270,282	12,454
BUY	EUR	Barclays Bank PLC	246,248	10/12/12	306,622	316,472	9,850
BUY	EUR	Credit Suisse Group	266,489	10/12/12	340,666	342,485	1,819
BUY	EUR	Merrill Lynch International Bank	124,810	10/12/12	156,129	160,403	4,274
BUY	EUR	UBS AG	871,287	10/12/12	1,070,820	1,119,757	48,937
SELL	EUR	Barclays Bank PLC	56,772	10/12/12	74,409	72,963	1,446
SELL	EUR	UBS AG	12,603,413	12/17/12	16,264,641	16,209,161	55,480
SELL	EUR	Westpac Banking Corporation	81,319	10/12/12	106,296	104,510	1,786

							$141,442

Liability Derivatives
SELL	BRL	JPMorgan Chase Bank N.A.	6,629,678	10/02/12	$3,235,095	$3,270,282	$(35,187)
SELL	BRL	UBS AG	13,259,357	10/02/12-12/04/12	6,495,094	6,515,881	(20,787)
BUY	EUR	Barclays Bank PLC	420,220	10/12/12	547,745	540,056	(7,689)
BUY	EUR	Citibank N.A.	388,240	10/12/12	501,622	498,956	(2,666)
BUY	EUR	Credit Suisse Group	70,954	10/12/12	92,507	91,188	(1,319)
BUY	EUR	Deutche Bank AG	538,214	10/12/12	694,770	691,700	(3,070)
BUY	EUR	Merrill Lynch International Bank	152,521	10/12/12	196,163	196,016	(147)
BUY	EUR	UBS AG	19,949	10/12/12	25,794	25,638	(156)
BUY	EUR	Westpac Banking Corporation	62,324	10/12/12	81,467	80,098	(1,369)
SELL	EUR	Barclays Bank PLC	79,572	10/12/12	98,587	102,265	(3,678)
SELL	EUR	Citibank N.A.	58,702	10/12/12	73,738	75,442	(1,704)
SELL	EUR	Credit Suisse Group	5,082,311	10/12/12	6,243,492	6,531,662	(288,170)
SELL	EUR	Deutche Bank AG	2,791,677	10/12/12	3,503,644	3,587,795	(84,151)
SELL	EUR	Goldman Sachs International	110,790	10/12/12	136,321	142,385	(6,064)
SELL	EUR	JPMorgan Chase Bank N.A.	3,802,047	10/12/12	4,666,282	4,886,297	(220,015)
SELL	EUR	Merrill Lynch International Bank	64,158	10/12/12	81,317	82,454	(1,137)
SELL	EUR	UBS AG	89,070	10/12/12	109,488	114,471	(4,983)
BUY	GBP	Merrill Lynch International Bank	144,235	10/12/12	233,870	232,904	(966)
SELL	GBP	Barclays Bank PLC	4,254,568	10/12/12	6,607,927	6,870,068	(262,141)
SELL	GBP	Citibank N.A.	102,112	10/12/12	161,985	164,885	(2,900)
SELL	GBP	Deutche Bank AG	4,169,769	10/12/12	6,470,815	6,733,139	(262,324)
SELL	GBP	JPMorgan Chase Bank N.A.	1,275,000	10/12/12	1,975,172	2,058,807	(83,635)

							$(1,294,258)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

4

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$189,333,043	$—	$—	$189,333,043
Brazil	19,414,544	—	—	19,414,544
Portugal	12,739,703	—	—	12,739,703
United Kingdom	12,534,287	—	—	12,534,287
Spain	11,781,622	—	—	11,781,622
Germany	6,106,506	—	—	6,106,506
Netherlands	4,906,301	—	—	4,906,301
France	4,463,740	—	—	4,463,740
Italy	4,372,860	—	—	4,372,860
Other Countries	20,792,974	2,124,766	—	22,917,740
Corporate Bonds	—	8,909,489	—	8,909,489
Commercial Mortgage-Backed Securities	—	17,777	—	17,777
Foreign Bonds	—	480,000	—	480,000
Mutual Funds	4,195,769	—	—	4,195,769
Total Investments	$290,641,349	$11,532,032	$—	$302,173,381

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,152,816)	$—	$(1,152,816)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $743,102 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $26,640,068 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$290,928,158
Gross unrealized appreciation	36,724,101
Gross unrealized depreciation	(25,478,878)
Net unrealized appreciation (depreciation)	$11,245,223

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,151,225	59,792,277	(62,768,039)	3,175,463

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,369	$3,175,463

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	67.2%
Brazil	6.4%
United Kingdom	4.3%
Portugal	4.2%
Spain	3.9%
Germany	2.0%
Netherlands	1.6%
France	1.5%
Italy	1.4%
Other Countries	7.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2012

*	Print name and title of each signing officer under his or her signature.